1933 Act Registration No. 333-17255
                                     1940 Act File No. 811-07955

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D. C.  20549

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
   Post-Effective Amendment No. 9                                [X]

                               and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
   Amendment No. 11                                              [X]

                     STEIN ROE ADVISOR TRUST
         (Exact Name of Registrant as Specified in Charter)

    One South Wacker Drive, Chicago, Illinois       60606
     (Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code:  1-800-338-2550

    Heidi J. Walter               Cameron S. Avery
    Vice-President & Secretary    Bell, Boyd & Lloyd
    Stein Roe Advisor Trust       Three First National Plaza
    One South Wacker Drive        70 W. Madison Street, Suite 3300
    Chicago, Illinois  60606      Chicago, Illinois  60602
           (Name and Address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[X]  on February 1, 1999 pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

Registrant has previously elected to register under the Securities Act of 1933 an indefinite number of its shares of beneficial interest, without par value, of the series of shares designated Stein Roe Advisor Growth & Income Fund, Stein Roe Advisor International Fund, Stein Roe Advisor Young Investor Fund, Stein Roe Advisor Special Venture Fund, Stein Roe Advisor Balanced Fund, Stein Roe Advisor Growth Stock Fund, Stein Roe Advisor Special Fund, Stein Roe Advisor High-Yield Municipals Fund, Stein Roe Advisor Intermediate Bond Fund, and Stein Roe Advisor Income Fund.

This Registration Statement has also been signed by SR&F Base
Trust as it relates to each Fund of the Trust.

The prospectuses and statements of additional information relating to Stein Roe Advisor Balanced Fund, Stein Roe Advisor Special Venture Fund, Stein Roe Advisor International Fund, Stein Roe Advisor Income Fund, Stein Roe Advisor Intermediate Bond Fund, , and Stein Roe Advisor High-Yield Municipals Fund, each a series of Stein Roe Advisor Trust, are not affected by the filing of this post-effective amendment No. 9. Stein Roe Advisor Balanced Fund, Stein Roe Advisor Special Venture Fund, Stein Roe Advisor International Fund, Stein Roe Advisor Income Fund ceased sales of their shares on Nov. 5, 1998 and will be liquidated on Dec. 7, 1998.

                                   PROSPECTUS, FEB. 1, 1999
Stein Roe Advisor Growth & Income Fund
Stein Roe Advisor Special Fund
Class K

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

THE FUNDS
     Investment Goals
     Primary Investment Strategies
     Primary Investment Risks
     Performance History
     Expenses

YOUR ACCOUNT
     How to Buy Shares
     How to Exchange Shares
     How to Sell Shares
     Distribution and Service Fees
     Other Information About Your Account

MANAGING THE FUNDS
     Investment Advisor
     Portfolio Managers

OTHER INVESTMENT STRATEGIES AND RISKS

FINANCIAL HIGHLIGHTS


THE FUND      STEIN ROE ADVISOR GROWTH & INCOME FUND

INVESTMENT GOAL
Stein Roe Advisor Growth & Income Fund seeks to provide both growth of capital and current income.

PRIMARY INVESTMENT STRATEGY
Growth & Income Fund invests all of its assets in SR&F Growth & Income Portfolio as part of a master fund/feeder fund structure. Growth & Income Portfolio invests primarily in common stocks of well-established companies having large market capitalizations. The Portfolio may invest up to 25 percent of its assets in foreign stocks. To select investments for the Portfolio, the portfolio manager looks for common stocks that have the potential to appreciate in value and to pay dividends. The portfolio manager focuses on the stocks of companies that have experienced management, broad, highly diversified product lines, deep financial resources, and easy access to credit.

PRIMARY RISKS
There are two basic risks for all mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money when you sell the shares.

Management risk means that Stein Roe's stock picking and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that the security prices in a market sector or industry may move down. Downward movements reduce the value of your investment. The Fund may not achieve its investment goal or may underperform compared to competing funds due to either or both of these principal risks.

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities. In addition, the risks associated with the Portfolio's investment strategy may cause the Fund's total return or yield to decrease.

Foreign Securities. There are special risks associated with foreign investing. Foreign stock markets, especially in countries with developing markets, can be extremely volatile and less liquid than domestic markets. Fluctuations in currency exchange rates impact the value of foreign securities. Foreign investments often have higher fees relating to the purchase and sale of securities. The foreign custodians that hold the Portfolio's securities also may charge higher fees. Foreign governments may impose withholding taxes on distributions and sales proceeds. If a foreign country, especially a country with a developing market, is not ready for the Year 2000, the ability to buy and sell securities in that country could be impacted. Other risks include: possible delays in settlement; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Information on other securities and risks appears under "Other
Investment Strategies and Risks."

PERFORMANCE
The bar chart and performance table below show the Fund's calendar-year returns and average annual total returns for Class K shares through December 31, 1998. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. These returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.

<CALLOUT>
UNDERSTANDING PERFORMANCE
Calendar-year total return shows the Fund's Class K share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.
Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year (or life of fund) periods. It includes the effects of Fund expenses. The table shows each class's returns.
The Fund's return is compared to the S&P 500 Index. Unlike the Fund, the index does not incur fees or charges. It is not possible to invest in the index. The Lipper Average is the average return of the funds included in Lipper's Growth Funds category.
Net asset value (NAV) is the value of a mutual fund share.
</CALLOUT>

Calendar-Year Total Returns (Advisor Growth & Income Fund Class K)
               1993     1994     1995     1996     1997     1998
80%
70%
60%
50%
40%
30%
20%
10%
0%
-10%
-20%

The Fund's year-to-date total return through Dec. 31, 1998, was ___%.
Best quarter: __ quarter 19__, +__.__%
Worst quarter: __ quarter 19__, -__.__%

                 Average Annual Total Returns* -
               for periods ending December 31, 1998
                                      1 Year  5 years  10 Years
                                      ------  -------  --------
Advisor Growth & Income Fund Class K
S&P 500 Index (%)
Lipper Growth Fund Average (%)

*The Fund commenced operations on February 14, 1997. The historical performance of Class K shares of the Fund is based on the performance of the Portfolio, restated to reflect the 12b-1 fees and other expenses set forth in the fee table without giving effect to any fee reimbursements described therein and assuming reinvestment of dividends and capital gains. Historical performance as restated does not predict future results.

YOUR EXPENSES
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.

<CALLOUT>
UNDERSTANDING EXPENSES
Shareholder Fees are paid directly by shareholders to the Fund's distributor.
Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services. Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
* $10,000 initial investment
* 5% total return for each year
* Fund operating expenses remain the same
* No expense reductions in effect
</CALLOUT>

Annual Fund Operating Expenses (deducted directly from the Fund)
(1)(2)
                                                  Class K
Management fee(3) (%)                              _.__
Distribution and service (12 b-1) fees (%)         0.25
Other expenses(3) (%)                              _.__
Total annual fund operating expenses(3) (%)        _.__

Example Expenses (your actual costs may be higher or lower)
                               Year 1   Year 3   Year 5   Year 10
Advisor Growth & Income Fund,
   Class K                     $_,___   $_,___   $_,___   $_,___

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(2) There is a $7.50 charge for wiring sale proceeds greater than $500 to your bank.
(3) The Fund's advisor voluntarily waived advisory fees and reimbursed the Fund for certain expenses. As a result, the actual management fees were __.__%, other expenses were __.__% and total annual operating expenses were __.__%


THE FUND          STEIN ROE ADVISOR SPECIAL FUND

INVESTMENT GOAL
Stein Roe Advisor Special Fund seeks long-term growth.

PRIMARY INVESTMENT STRATEGY
Special Fund invests all of its assets in SR&F Special Portfolio as part of a master fund/feeder fund structure. Special Portfolio invests primarily in the common stocks of mid capitalization companies. It may also purchase the common stocks of small and large capitalization companies. The Portfolio generally purchases stocks of companies that the portfolio manager believes are undervalued, underfollowed or out of favor. It may invest in stocks that have limited marketability. The Portfolio may invest up to 25 percent of its assets in foreign stocks.

To select investments for the Portfolio, the portfolio manager considers stocks that he believes have limited downside risk in comparison to their potential for above-average appreciation over the long term. The portfolio manager looks for companies that may benefit from a change in management, the development of new technology, new product or service developments, or changes in demand.

PRIMARY RISKS
There are two basic risks for all mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money when you sell the shares.

Management risk means that Stein Roe's stock picking and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that the security prices in a market sector or industry may move down. Downward movements reduce the value of your investment. The Fund may not achieve its investment goal or may underperform compared to competing funds due to either or both of these principal risks.

Investments in stocks of small and midsized companies can be riskier than investments in larger companies. Small and midsized companies often have limited product lines, operating histories, markets, or financial resources. They may depend heavily on a small management group. Small companies in particular are more likely to fail or prove unable to grow. Small and midsized companies may trade less frequently, in smaller volumes, and fluctuate more sharply in price than larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities. In addition, the risks associated with the Portfolio's investment strategy may cause the Fund's total return or yield to decrease.

Foreign Securities. There are special risks associated with foreign investing. Foreign stock markets, especially in countries with developing markets, can be extremely volatile and less liquid than domestic markets. Fluctuations in currency exchange rates impact the value of foreign securities. Foreign investments often have higher fees relating to the purchase and sale of securities. The foreign custodians that hold the Portfolio's securities also may charge higher fees. Foreign governments may impose withholding taxes on distributions and sales proceeds. If a foreign country, especially a country with a developing market, is not ready for the Year 2000, the ability to buy and sell securities in that country could be impacted. Other risks include: possible delays in settlement; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Information on other securities and risks appears under "Other
Investment Strategies and Risks."

PERFORMANCE
The bar chart and performance table below show the Fund's calendar-year returns and average annual total returns for Class K shares through December 31, 1998. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. These returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.

<CALLOUT>
UNDERSTANDING PERFORMANCE
Calendar-year total return shows the Fund's Class K share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.
Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year (or life of fund) periods. It includes the effects of Fund expenses. The table shows each class's returns.
The Fund's return is compared to the S&P 500 Index. Unlike the Fund, the index does not incur fees or charges. It is not possible to invest in the index. The Lipper Average is the average return of the funds included in Lipper's Growth Funds category.
Net asset value (NAV) is the value of a mutual fund share.
</CALLOUT>

Calendar-Year Total Returns (Advisor Special Fund Class K)
               1993     1994     1995     1996     1997     1998
80%
70%
60%
50%
40%
30%
20%
10%
0%
-10%
-20%

The Fund's year-to-date total return through Dec. 31, 1998, was ___%.
Best quarter: __ quarter 19__, +__.__%
Worst quarter: __ quarter 19__, -__.__%

                   Average Annual Total Returns* -
                  for periods ending December 31, 1998
                                  1 Year     5 years     10 Years
Advisor Special Fund Class K
S&P 500 Index (%)
Lipper Growth Fund Average (%)

*The Fund commenced operations on February 14, 1997. The historical performance of Class K shares of the Fund is based on the performance of the Portfolio, restated to reflect the 12b-1 fees and other expenses set forth in the fee table without giving effect to any fee reimbursements described therein and assuming reinvestment of dividends and capital gains. Historical performance as restated does not predict future results.

YOUR EXPENSES
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.

<CALLOUT>
UNDERSTANDING EXPENSES
Shareholder Fees are paid directly by shareholders to the Fund's distributor.
Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services. Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
* $10,000 initial investment
* 5% total return for each year
* Fund operating expenses remain the same
* No expense reductions in effect
</CALLOUT>

Annual Fund Operating Expenses (deducted directly from the Fund)
(1)(2)
                                             Class K
Management fee(3) (%)                         _.__
Distribution and service (12 b-1) fees (%)    0.25
Other expenses(3) (%)                         _.__
Total annual fund operating expenses(3) (%)   _.__

Example Expenses (your actual costs may be higher or lower)
                               Year 1   Year 3   Year 5   Year 10
Advisor Special Fund Class K   $_,___   $_,___   $_,___   $_,___

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(2) There is a $7.50 charge for wiring sale proceeds greater than $500 to your bank.
(3) The Fund's advisor voluntarily waived advisory fees and reimbursed the Fund for certain expenses. As a result, the actual management fees were __.__%, other expenses were __.__% and total annual operating expenses were __.__%


YOUR ACCOUNT

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated price after receipt. In good form means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

<CALLOUT>
INVESTMENT MINIMUMS (1)
Initial Investment                $1,000
Subsequent Investments               $50
Automatic Purchase Plans             $50
Retirement Plans                     $25
</CALLOUT>

Outlined below are various ways you can purchase shares:

METHOD              INSTRUCTIONS

Through your
 financial advisor  Your financial advisor can help you establish your account and buy Fund shares on your
                    behalf.
By check
 (new account)      For new accounts, send a completed application
                    and check made payable to the Fund to the transfer agent, Liberty Funds Services, Inc.,
                    P.O. Box 1722, Boston, MA 02105-1722.

By check
 (existing account) For existing accounts, fill out and return the additional investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

By exchange         You may purchase shares by exchanging from an
                    existing fund into the same share class of another fund of Stein Roe Advisor Trust at no additional cost. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic funds
 transfer (EFT)     You may purchase shares by electronically
                    transferring money from your bank account to your fund account by calling 1-800-422-3737.
                    Your money may take up to two business days to arrive. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic investment
 plan You can make monthly or quarterly investments automatically from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds transfer (EFT). Be sure to complete the appropriate section of the application for this feature.

By dividend
 diversification    Dividends distributed by one fund can be
                    automatically invested into the same class of shares of another fund of Stein Roe Advisor
                    Trust at no additional sales charge. To invest your dividends in another fund, call 1-
                    800-345-6611.

(1) Each Fund reserves the right to change the investment minimums. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO EXCHANGE SHARES
You may exchange your shares for shares of the same share class of another fund of Stein Roe Advisor Trust at NAV. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if Stein Roe determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open. When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In good form means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, good form means your letter has complete instructions, the proper signatures and signature guarantees, you have included any certificates for shares to be sold and any other required documents are attached. Retirement Plan accounts have special requirements. Please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven business days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.

Outlined below are the various options for selling shares

Method              Instructions
Through your
financial advisor   Call your financial advisor to place your sell
                    order. To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange (NYSE), usually 4:00 p.m.

By exchange         You may purchase shares by exchanging from an
                    existing fund into the same share class of another fund of Stein Roe Advisor Trust at no additional cost. To exchange by telephone, call 1-800-422-3737.

By telephone        You may sell shares by telephone and request
                    that a check be sent to your address of record by calling 1-800-422-3737. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call.

By mail Send a signed letter of instruction (LOI) or stock power form along with any certificates to be sold to the address below. In your LOI, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account
                    (IRA) owners.  For details, call 1-800-345-
                    6611.  Mail your  LOI to Liberty Funds
                    Services, Inc., P.O. Box 1722, Boston, MA
                    02105-1722

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By electronic
funds transfer      You may sell shares and request that the
                    proceeds be electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

DISTRIBUTION AND SERVICE FEES
Each Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class K shares and the services provided to you by your financial advisor. Annual service fees may equal up to 0.25% for Class K shares and are paid out of the assets of the class. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.

OTHER INFORMATION ABOUT YOUR ACCOUNT
How a Fund's Share Price is Determined The price of Class K of a Fund's shares is based on its NAV. The NAV is determined at the close of regular session trading on the New York Stock Exchange
(NYSE), usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid (highest) price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We also value a security at fair value when events have occurred after the close of the market that materially affect the security's price. In this circumstance, we use fair value pricing to protect long-term investors from the actions of short-term investors who might buy or redeem shares in an attempt to profit from short-term market movements.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

<CALLOUT>
Understanding Fund Distributions
The Fund earns income from the securities it holds. The Fund also may experience capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
</CALLOUT>

Types of Distributions
Dividend income     Represents interest and dividends earned from
                    securities held by the portfolio; also
                    includes short-term capital gains, which are gains on sales of securities the Fund buys and then sells within a 12-month period.
Mid-term capital
 gains              Represents capital gains on sales of
                    securities held between 12 and 18 months.
Long-term capital
 gains              Represents capital gains on sales of
                    securities held longer than 18 months.

Distribution Options Each Fund declares dividends daily and pays them monthly. Any capital gains are distributed at least annually. You can choose one of following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.

Distribution Options
Reinvest all distributions in additional shares of your current fund
Reinvest all distributions in shares of another fund
Receive dividends in cash and reinvest capital gains(2)
Receive all distributions in cash and(2)
* send the check to your address of record
* send the check to a third party address
* transfer the money to your bank via electronic funds transfer
(EFT)

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax.
Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of other capital gains are generally taxable as capital gains. You will be provided each year with the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which are exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund.


MANAGING THE FUNDS

INVESTMENT ADVISOR
Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund and the Portfolio. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. As of September 30, 1998, Stein Roe managed over $28 billion in assets. For the fiscal year ended September 30, 1998, aggregate fees paid by the Fund to Stein Roe amounted to ___ percent of average net assets.

Stein Roe's mutual funds and institutional asset management businesses are managed together with those of its affiliate, Colonial Management Associates, Inc. ("CMA"). A single management team includes employees of each company. CMA is a registered investment adviser serving mutual funds and institutions. Certain officers of CMA also are officers of Stein Roe in their roles as managers of the combined business. CMA shares personnel, facilities and systems with Stein Roe that Stein Roe uses in providing services to the Funds.

PORTFOLIO MANAGERS
Daniel K. Cantor has been portfolio manager of Growth & Income Portfolio since its inception in 1997 and had been manager of Growth & Income Fund since 1995. He joined Stein Roe in 1985 and is a senior vice president. A chartered financial analyst, he received a B.A. degree from the University of Rochester and an M.B.A. from the Wharton School of the University of Pennsylvania. As of Sept. 30, 1998, Mr. Cantor was responsible for managing $338 million in mutual fund net assets. Jeffrey C. Kinzel is associate portfolio manager. He is a vice president of Stein Roe, which he joined in 1991. Mr. Kinzel holds a B.A. from Northwestern University, a J.D. from the University of Michigan Law School, and an M.B.A. from the Wharton School of the University of Pennsylvania.

M. Gerard Sandel has been manager of Special Portfolio and senior vice president of Stein Roe since July 1997. Prior to joining Stein Roe, Mr. Sandel was portfolio manager of the Marshall Mid-Cap Value Fund and its predecessor fund and vice president of M&I Investment Management Corporation. A chartered financial analyst, Mr. Sandel earned a B.A. from the University of Southern Mississippi and M.A. from the American Graduate School. As of Sept. 30, 1998, he was responsible for managing $917 million in mutual fund net assets.

OTHER INVESTMENT STRATEGIES AND RISKS

Each Fund's primary investment strategies and risks are described above. (See "The Funds.") This section and the Statement of Additional Information (SAI) describe other investments that the Funds may make and risks associated with them. A Fund's investment objective can be changed by the Board of Trustees without shareholder approval.

To select investments, Stein Roe uses a disciplined process intended to create a diversified portfolio whose performance (before expenses) will exceed that of the universe of small-cap growth funds while maintaining risk characteristics that are generally consistent with that universe. A security is usually sold when it no longer fits into the Fund's investment strategy.

The Funds' portfolio managers generally make decisions on buying and selling portfolio investments based upon their judgment that the decision will improve the Fund's investment return and further its investment goal. The portfolio managers also may be required to sell portfolio investments to fund redemptions.

Portfolio Turnover
Although the Portfolio does not buy securities with a view toward rapid turnover, there are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100 percent under normal conditions. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund shareholders. It also increases transaction expenses, which reduce a Fund's return.

Temporary Defensive Positions
When Stein Roe believes that a temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. A Fund may not achieve its investment objective if it takes a defensive position.

Interfund Lending Program
A Portfolio may lend money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

Master/Feeder Structure
Unlike mutual funds that directly acquire and manage their own portfolio of securities, each Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities, which has investment objectives and policies substantially identical to those of the Fund. The investment performance of a Fund depends upon the investment performance of its Portfolio. If the investment policies of the Portfolio and the Fund became inconsistent, the Board of Trustees of the Fund would decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

Year 2000 Compliance
Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by Stein Roe and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 200 Problem." The Funds' service providers are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including working with vendors who furnish services, software and systems to the Funds, to provide that date-related information and data can be properly processed after January 1, 2000. Many of the Funds' service providers and vendors are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be made on a timely basis or that services to the Funds will not be adversely affected.


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance. Information is shown for the Funds' fiscal years since inception. The fiscal year runs from October 1 to September 30. This information has been audited by Arthur Andersen LLP, independent accountants, whose report along with the Fund's financial statements are included in its annual report. You can request a free annual report by calling 1-800-426-3750.

Advisor Growth & Income Fund Class K Shares
Per Share Data                                Year ended
                                              September 30,
                                           1998       1997(a)
Net Asset Value, Beginning of Period
Income from Investment Operations
   Net investment income
   Net gains on securities (both
     realized and unrealized)
     Total income from investment
       operations
Less distributions
   Dividends (from net investment income)
   Distributions (from capital gains)
      Total Distributions
Net Asset Value, End of Period
Total return
Ratios/Supplemental Data
Net assets, end of period (000 omitted)
Ratio of net expenses to average net
  assets (b)
Ratio of net investment income to average
  net assets (c)
Portfolio turnover rate


Advisor Special Fund Class K Shares
Per Share Data                                Year ended
                                              September 30,
                                           1998       1997(a)
Net Asset Value, Beginning of Period
Income from Investment Operations
   Net investment income
   Net gains on securities (both
     realized and unrealized)
     Total income from investment
       operations
Less distributions
   Dividends (from net investment income)
   Distributions (from capital gains)
      Total Distributions
Net Asset Value, End of Period
Total return
Ratios/Supplemental Data
Net assets, end of period (000 omitted)
Ratio of net expenses to average net
  assets (b)
Ratio of net investment income to average
  net assets (c)
Portfolio turnover rate

FOR MORE INFORMATION

You can get more information about the Funds' investments in their semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Funds and the securities in which they invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by writing or calling the Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can also obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC, 20549-6009
1-800-SEC-0330

Investment Company Act file number:
Stein Roe Advisor Trust    811-07955

STEIN ROE ADVISOR GROWTH STOCK FUND  PROSPECTUS, FEB. 1, 1999
Classes A, B, and C

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

THE FUND
     Investment Goal
     Primary Investment Strategy
     Primary Investment Risks
     Performance History
     Expenses

YOUR ACCOUNT
     How to Buy Shares
     Sales Charges
     How to Exchange Shares
     How to Sell Shares
     Distribution and Service Fees
     Other Information About Your Account

MANAGING THE FUND
     Investment Advisor
     Portfolio Managers

OTHER INVESTMENT STRATEGIES AND RISKS

FINANCIAL HIGHLIGHTS


THE FUND          STEIN ROE GROWTH STOCK FUND

INVESTMENT GOAL
Stein Roe Advisor Growth Stock Fund seeks long-term growth.

PRIMARY INVESTMENT STRATEGY
The Fund invests all of its assets in SR&F Growth Stock Portfolio as part of a master fund/feeder fund structure. The Portfolio normally invests substantially all of its assets in common stocks of companies with a large market capitalization. The Portfolio emphasizes the technology, financial services, health care, and global consumer franchise sectors. The Portfolio may invest up to 25 percent of its assets in foreign stocks. To select investments for the Portfolio, the portfolio manager considers companies that he believes will generate earnings growth over the long term regardless of economic environment.

PRIMARY RISKS
There are two basic risks for all mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money when you sell the shares.

Management risk means that Stein Roe's stock picking and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that the security prices in a market sector or industry may move down. Downward movements reduce the value of your investment. The Fund may not achieve its investment goal or may underperform compared to competing funds due to either or both of these principal risks.

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities In addition, the risks associated with the Portfolio's investment strategy may cause the Fund's total return or yield to decrease.

The Portfolio's emphasis on certain market sectors may increase volatility in the Fund's NAV. If sectors that the Portfolio invests in do not perform well, the Fund's NAV could decrease.

Foreign Securities. There are special risks associated with foreign investing. Foreign stock markets, especially in countries with developing markets, can be extremely volatile and less liquid than domestic markets. Fluctuations in currency exchange rates impact the value of foreign securities. Foreign investments often have higher fees relating to the purchase and sale of securities. The foreign custodians that hold the Portfolio's securities also may charge higher fees. Foreign governments may impose withholding taxes on distributions and sales proceeds. If a foreign country, especially a country with a developing market, is not ready for the Year 2000, the ability to buy and sell securities in that country could be impacted. Other risks include: possible delays in settlement; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Information on other securities and risks appears under "Other
Investment Strategies and Risks."

PERFORMANCE
The bar chart and performance table below show the Fund's calendar-year returns for Class A shares and average annual total returns for Classes A, B and C of Fund shares through December 31, 1998. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. These returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements.
If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.

<CALLOUT>
UNDERSTANDING PERFORMANCE
Calendar-year total return shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.
Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year (or life of fund) periods. It includes the effects of Fund expenses. The table shows each class's returns with and without sales charges.
The Fund's return is compared to the S&P 500 Index. Unlike the Fund, the index does not incur fees or charges. It is not possible to invest in the index. The Lipper Average is the average return of the funds included in Lipper's Growth Funds category.
Net asset value (NAV) is the value of a mutual fund share excluding any sales charges.
Public offering price (POP) is the price of Class A shares of the Fund. It is the net asset value plus a sales charge.
</CALLOUT>

Calendar-Year Total Returns (Class A)
              1993   1994   1995   1996   1997   1998
80%
70%
60%
50%
40%
30%
20%
10%
0%
-10%
-20%
The Fund's year-to-date total return through Dec. 31, 1998, was ___%.
Best quarter: __ quarter 19__, +__.__%
Worst quarter: __ quarter 19__, -__.__%

Average Annual Total Returns* - for periods ending December 31,
1997
                               1 Year     5 Years     10 Years
Class A at NAV (%)
Class A at POP (%)
Class B at NAV (%)
Class B with CDSC (%)
Class C at NAV (%)
Class C with CDSC (%)
S&P 500 Index (%)
Lipper Growth Fund Average (%)

*The Fund commenced operations on February 14, 1997, but until October 15, 1997, offered only the shares now designated Class K shares. The historical performance of Class A, B and C shares of the Fund is based on the performance of the Portfolio, restated to reflect the sales charges, 12b-1 fees, and other expenses set forth in the fee table without giving effect to any fee reimbursements described therein and assuming reinvestment of dividends and capital gains. Historical performance as restated does not predict future results.

YOUR EXPENSES
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.

<CALLOUT>
UNDERSTANDING EXPENSES
Shareholder Fees are paid directly by shareholders to the Fund's distributor.
Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services. Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
* $10,000 initial investment
* 5% total return for each year
* Fund operating expenses remain the same
* No expense reductions in effect
</CALLOUT>

Shareholder Fees(1)(2) (paid directly from your investment)
                                       Class A   Class B   Class C
Maximum sales charge (load) on
  purchases (%) (as a percentage of
  the offering price)                    5.75     0.00     0.00(5)
Maximum deferred sales charge (load)
  on redemptions (%) (as a percentage
  of the offering price)                 1.00(3)  5.00     1.00

Annual Fund Operating Expenses (deducted directly from the Fund)
                                       Class A   Class B   Class C
Management fee(4) (%)
Distribution and service (12 b-1)
  fees (%)                              0.30      1.00      1.00
Other expenses(4) (%)
Total annual fund operating
  expenses(4) (%)

Example Expenses (your actual costs may be higher or lower)
Class                           Year 1   Year 3   Year 5   Year 10
Class A
Class B: did not sell your shares
         sold all your shares at
          the end of the period
Class C: did not sell your shares
         sold all your shares at
          the end of the period

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(2) There is a $7.50 charge for wiring sale proceeds greater than $500 to your bank.
(3) This charge applies only to purchases of $1 million to $5 million if shares are redeemed within 18 months after purchase.
(4) The Fund's advisor voluntarily waived advisory fees and reimbursed the Fund for certain expenses. As a result, the actual management fees were __.__%, other expenses were __.__% and total annual operating expenses were __.__%
(5) Because of the 0.75% distribution fee applicable to Class B and Class C shares, long-term Class B and Class C shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because Class B shares automatically convert to Class A shares after approximately eight years, this is less likely for Class B shares than for a class without a conversion feature.

YOUR ACCOUNT

HOW TO BUY SHARES
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price after receipt. In good form means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

<CALLOUT>
INVESTMENT MINIMUMS (1)
Initial Investment      $1,000
Subsequent Investments     $50
Automatic Purchase Plans   $50
Retirement Plans           $25
</CALLOUT>

Outlined below are various ways you can purchase shares:
Method              Instructions
Through your
  financial advisor Your financial advisor can help you establish your account and buy Fund shares on your behalf.

By check
 (new account)      For new accounts, send a completed application
                    and check made payable to the Fund to the transfer agent, Liberty Funds Services, Inc.,
                    P.O. Box 1722, Boston, MA 02105-1722.

By check
 (existing account) For existing accounts, fill out and return the additional investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

By exchange         You may purchase shares by exchanging from an
                    existing fund into the same share class of another fund of Stein Roe Advisor Trust at no additional cost. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic funds
 transfer (EFT)     You may purchase shares by electronically
                    transferring money from your bank account to your fund account by calling 1-800-422-3737.
                    Your money may take up to two business days to arrive. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic
investment plan     You can make monthly or quarterly investments
                    automatically from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds transfer (EFT). Be sure to complete the appropriate section of the application for this feature.

By dividend
 diversification    Dividends distributed by one fund can be
                    automatically invested into the same class of shares of another fund of Stein Roe Advisor
                    Trust at no additional sales charge. To invest your dividends in another fund, call 1-
                    800-345-6611.

(1) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are describe below. In certain circumstances these sales charges are waived, as described below and in the Statement of Additional Information (SAI).

<CALLOUT>
CHOOSING A SHARE CLASS
The Fund offers three classes of shares in this prospectus - Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of more than $250,000 but less than $1 million can only be made in Class A or Class C shares. Purchases of $1 million or more are automatically invested in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.
</CALLOUT>

Class A shares Your purchases of Class A shares generally are at the Public Offering Price (POP). This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the tables below. The tables below also show the commission paid to the financial advisor firm on sales of Class A shares.

                                 Initial Sales Charge
                             As a % of   As a %   % of
                             the Public  of your  offering
                             Offering    invest-  price
                             Price (POP) ment     retained by
                                                  financial
                                                  advisor
Amount of Purchase                                firm
Less than $50,000                5.75     6.10      5.00
$ 50,000 to less than $100,000   4.50     4.71      3.75
$100,000 to less than $250,000   3.50     3.36      2.75
$250,000 to less than $500,000   2.50     2.56      2.00
$500,000 to less than $1,000,000 2.00     2.04      1.75
$1,000,000 or more(1)            0.00     0.00      0.00

(1) Redemptions form Class A share accounts with shares valued between $1 million and $5 million may be subject to a CDSC. Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following each purchase.

Class A Shares For Class A share purchases of $1 million or more, financial advisors receive a commission from the Fund's distributor, Liberty Funds Distributor, Inc. (LFD), as follows:

Purchases Over $1 Million
Amount Purchased     Commission %
First $3 million        1.00
Next $2 million         0.50
Over $5 million         0.25*

*Paid over 12 months but only to the extent the shares remain outstanding.

<CALLOUT>
Understanding Contingent Deferred Sales Charges (CDSC)
Certain investments in Class A, B and C shares are subject to a contingent deferred sales charge (CDSC). You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the NAV at the time of purchase or sale, whichever is lower. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.
</CALLOUT>

Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of opening your account. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge. In addition, certain investors may purchase shares at a reduced sales charge or net asset value (NAV). See the Statement of Additional Information for a description of these situations.

Class B shares Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but carry a CDSC, or back-end charge, that is only imposed on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class B shares automatically convert to Class A shares after eight years. LFD pays the financial advisor firm an upfront commission of 4.00% on sales of Class B shares.

Holding period after purchase   % deducted when shares are sold
Through first year                        5.00
Through second year                       4.00
Through third year                        3.00
Through fourth year                       3.00
Through fifth year                        2.00
Through sixth year                        1.00
Longer than six years                     0.00

Class C shares Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. LFD pays the financial advisor firm an upfront commission of 1.00% on sales of Class C shares.

Years after purchase            % deducted when shares are sold
Through first year                         1.00
Longer than one year                       0.00

(1) Redemptions from Class A share purchases between $1 million and $5 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following your purchase.
(2) Class B shares automatically convert to Class A after eight years, eliminating the distribution fee.

HOW TO EXCHANGE SHARES
You may exchange your shares for shares of the same share class of another fund of Stein Roe Advisor Trust at NAV. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if Stein Roe determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In good form means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, good form means your letter has complete instructions, the proper signatures and signature guarantees, you have included any certificates for shares to be sold and any other required documents are attached. Retirement Plan accounts have special requirements. Please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven business days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.

Outlined below are the various options for selling shares:

Method              Instruction
Through your
 financial advisor  Call your financial advisor to place your sell order. To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange (NYSE), usually 4:00 p.m.

By exchange         You may purchase shares by exchanging from an
                    existing fund into the same share class of another fund of Stein Roe Advisor Trust at no additional cost. To exchange by telephone, call 1-800-422-3737.

By telephone        You may sell shares by telephone and request
                    that a check be sent to your address of record by calling 1-800-422-3737. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call.

By mail Send a signed letter of instruction (LOI) or stock power form along with any certificates to be sold to the address below. In your LOI, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account
                    (IRA) owners.  For details, call 1-800-345-
                    6611.  Mail your  LOI to Liberty Funds
                    Services, Inc., P.O. Box 1722, Boston, MA
                    02105-1722

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By electronic
 funds transfer     You may sell shares and request that the
                    proceeds be electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

DISTRIBUTION AND SERVICE FEES
The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. These annual distribution and service fees may equal up to 0.35% for Class A shares and 1.00% for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.

OTHER INFORMATION ABOUT YOUR ACCOUNT
How the Fund's Share Price is Determined The price of each class of the Fund's shares is based on its NAV. The NAV is determined at the close of regular session trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV (after any applicable sales charges) next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid (highest) price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We also value a security at fair value when events have occurred after the close of the market that materially affect the security's price. In this circumstance, we use fair value pricing to protect long-term investors from the actions of short-term investors who might buy or redeem shares in an attempt to profit from short-term market movements.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

Types of Distributions
<CALLOUT>
Understanding Fund Distributions
The Fund earns income from the securities it holds. The Fund also may experience capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
</CALLOUT>

Types of Distributions
Dividend income     Represents interest and dividends earned from
                    securities held by the portfolio; also
                    includes short-term capital gains, which are gains on sales of securities the Fund buys and then sells within a 12-month period.
Mid-term capital
 gains              Represents capital gains on sales of
                    securities held between 12 and 18 months.
Long-term capital
 gains              Represents capital gains on sales of
                    securities held longer than 18 months.

Distribution Options The Fund declares dividends daily and pays them monthly. Any capital gains are distributed at least annually. You can choose one of following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.

Distribution Options
Reinvest all distributions in additional shares of your current fund
Reinvest all distributions in shares of another fund
Receive dividends in cash and reinvest capital gains(2)
Receive all distributions in cash and(2)
* send the check to your address of record
* send the check to a third party address
* transfer the money to your bank via electronic funds transfer
  (EFT)

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax.
Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of other capital gains are generally taxable as capital gains. You will be provided each year with the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which are exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.
In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund.

(1) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.
(2) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional share of the Fund.


MANAGING THE FUND

INVESTMENT ADVISOR
Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund and the Portfolio. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. As of September 30, 1998, Stein Roe managed over $28 billion in assets. For the fiscal year ended September 30, 1998, aggregate fees paid by the Fund to Stein Roe amounted to ___ percent of average net assets.

Stein Roe's mutual funds and institutional asset management businesses are managed together with those of its affiliate, Colonial Management Associates, Inc. ("CMA"). A single management team includes employees of each company. CMA is a registered investment adviser serving mutual funds and institutions. Certain officers of CMA also are officers of Stein Roe in their roles as managers of the combined business. CMA shares personnel, facilities and systems with Stein Roe that Stein Roe uses in providing services to the Fund.

Portfolio Managers
Erik P. Gustafson is the portfolio manager. Mr. Gustafson has managed Growth Stock Portfolio since its inception in 1997 and had managed Stein Roe Growth Stock Fund since 1994. As of September 30, 1998, Mr. Gustafson managed $1.4 billion in mutual fund net assets. Mr. Gustafson joined Stein Roe in 1992 and is a senior vice president. Mr. Gustafson is also portfolio manager of SR&F Growth Stock Portfolio. He holds a B.A. from the University of Virginia and M.B.A. and J.D. degrees from Florida State University.


OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's primary investment strategies and risks are described above. (See "The Fund.") This section and the Statement of Additional Information (SAI) describe other investments that the Fund may make and risks associated with them. The Fund's investment objective can be changed by the Board of Trustees without shareholder approval.

To select investments, Stein Roe uses a disciplined process intended to create a diversified portfolio whose performance (before expenses) will exceed that of the universe of small-cap growth funds while maintaining risk characteristics that are generally consistent with that universe. A security is usually sold when it no longer fits into the Fund's investment strategy.

The Fund's portfolio managers generally make decisions on buying and selling portfolio investments based upon their judgment that the decision will improve the Fund's investment return and further its investment goal. The portfolio managers also may be required to sell portfolio investments to fund redemptions.

PORTFOLIO TURNOVER
Although the Portfolio does not buy securities with a view toward rapid turnover, there are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100 percent under normal conditions. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund shareholders. It also increases transaction expenses, which reduce the Fund's return.

TEMPORARY DEFENSIVE POSITIONS
When Stein Roe believes that a temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a defensive position.

INTERFUND LENDING PROGRAM
The Portfolio may lend money to and borrow money from other funds advised by Stein Roe. The Portfolio will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

MASTER/FEEDER STRUCTURE
Unlike mutual funds that directly acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities, the SR&F Growth Stock Portfolio, which has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Portfolio and the Fund became inconsistent, the Board of Trustees of the Fund would decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

YEAR 2000 COMPLIANCE
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by Stein Roe and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 200 Problem." The Fund's service providers are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including working with vendors who furnish services, software and systems to the Fund, to provide that date-related information and data can be properly processed after January 1, 2000. Many of the Fund's service providers and vendors are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be made on a timely basis or that services to the Fund will not be adversely affected.


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since its inception. The fiscal year runs from October 1 to September 30. This information has been audited by Arthur Andersen LLP, independent accountants, whose report along with the Fund's financial statements are included in its annual report. You can request a free annual report by calling 1-800-426-3750.

Advisor Growth Stock Fund, Class A, B and C
Per Share Data                                Year ended
                                              September 30,
                                           1998       1997(a)
Net Asset Value, Beginning of Period
Income from Investment Operations
   Net investment income
   Net gains on securities (both
     realized and unrealized)
     Total income from investment
       operations
Less distributions
   Dividends (from net investment income)
   Distributions (from capital gains)
      Total Distributions
Net Asset Value, End of Period
Total return
Ratios/Supplemental Data
Net assets, end of period (000 omitted)
Ratio of net expenses to average net
  assets (b)
Ratio of net investment income to average
  net assets (c)
Portfolio turnover rate

FOR MORE INFORMATION

You can get more information about the Fund's investments in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by writing or calling the Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can also obtain copies upon payment of a duplicating fee, by writing or calling the:
Public Reference Room
Securities and Exchange Commission
Washington, DC, 20549-6009
1-800-SEC-0330

Investment Company Act file number:
Stein Roe Advisor Trust    811-07955

STEIN ROE ADVISOR GROWTH STOCK FUND  PROSPECTUS, FEB. 1, 1999
Class K

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

THE FUND
     Investment Goal
     Primary Investment Strategy
     Primary Investment Risks
     Performance History
     Expenses

YOUR ACCOUNT
     How to Buy Shares
     How to Exchange Shares
     How to Sell Shares
     Distribution and Service Fees
     Other Information About Your Account

MANAGING THE FUND
     Investment Advisor
     Portfolio Managers

OTHER INVESTMENT STRATEGIES AND RISKS

FINANCIAL HIGHLIGHTS


THE FUND          STEIN ROE ADVISOR GROWTH STOCK FUND

INVESTMENT GOAL
Stein Roe Advisor Growth Stock Fund seeks long-term growth.

PRIMARY INVESTMENT STRATEGY
The Fund invests all of its assets in SR&F Growth Stock Portfolio as part of a master fund/feeder fund structure. The Portfolio normally invests substantially all of its assets in common stocks of companies with a large market capitalization. The Portfolio emphasizes the technology, financial services, health care, and global consumer franchise sectors. The Portfolio may invest up to 25 percent of its assets in foreign stocks. To select investments for the Portfolio, the portfolio manager considers companies that he believes will generate earnings growth over the long term regardless of economic environment.

PRIMARY RISKS
There are two basic risks for all mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money when you sell the shares.

Management risk means that Stein Roe's stock picking and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that the security prices in a market sector or industry may move down. Downward movements reduce the value of your investment. The Fund may not achieve its investment goal or may underperform compared to competing funds due to either or both of these principal risks.

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities In addition, the risks associated with the Portfolio's investment strategy may cause the Fund's total return or yield to decrease.

The Portfolio's emphasis on certain market sectors may increase volatility in the Fund's NAV. If sectors that the Portfolio invests in do not perform well, the Fund's NAV could decrease.

Foreign Securities. There are special risks associated with foreign investing. Foreign stock markets, especially in countries with developing markets, can be extremely volatile and less liquid than domestic markets. Fluctuations in currency exchange rates impact the value of foreign securities. Foreign investments often have higher fees relating to the purchase and sale of securities. The foreign custodians that hold the Portfolio's securities also may charge higher fees. Foreign governments may impose withholding taxes on distributions and sales proceeds. If a foreign country, especially a country with a developing market, is not ready for the Year 2000, the ability to buy and sell securities in that country could be impacted. Other risks include: possible delays in settlement; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Information on other securities and risks appears under "Other
Investment Strategies and Risks."

PERFORMANCE
The bar chart and performance table below show the Fund's calendar-year returns and average annual total returns for Class K shares through December 31, 1998. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. These returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.

<CALLOUT>
UNDERSTANDING PERFORMANCE
Calendar-year total return shows the Fund's Class K share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.
Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year (or life of fund) periods. It includes the effects of Fund expenses. The table shows each class's returns.
The Fund's return is compared to the S&P 500 Index. Unlike the Fund, the index does not incur fees or charges. It is not possible to invest in the index. The Lipper Average is the average return of the funds included in Lipper's Growth Funds category.
Net asset value (NAV) is the value of a mutual fund share.
</CALLOUT>

Calendar-Year Total Returns (Class K)
               1993    1994    1995    1996    1997    1998
80%
70%
60%
50%
40%
30%
20%
10%
0%
-10%
-20%

The Fund's year-to-date total return through Dec. 31, 1998, was ___%.
Best quarter: __ quarter 19__, +__.__%
Worst quarter: __ quarter 19__, -__.__%

Average Annual Total Returns*- for periods ending December 31,
1998
                               1 Year    5 years    10 Years
Class K
S&P 500 Index (%)
Lipper Growth Fund Average (%)

*The Fund commenced operations on February 14, 1997, but until October 15, 1997, offered only the shares now designated Class K shares. The historical performance of Class K shares of the Fund is based on the performance of the Portfolio, restated to reflect the 12b-1 fees and other expenses set forth in the fee table without giving effect to any fee reimbursements described therein and assuming reinvestment of dividends and capital gains. Historical performance as restated does not predict future results.

YOUR EXPENSES
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.

<CALLOUT>
UNDERSTANDING EXPENSES
Shareholder Fees are paid directly by shareholders to the Fund's distributor.
Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services. Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
* $10,000 initial investment
* 5% total return for each year
* Fund operating expenses remain the same
* No expense reductions in effect
</CALLOUT>

Annual Fund Operating Expenses (deducted directly from the Fund)
(1)(2)
                                                Class K
Management fee(3) (%)                            _.__
Distribution and service (12 b-1) fees (%)       0.25
Other expenses(3) (%)                            _.__
Total annual fund operating expenses(3) (%)      _.__

Example Expenses (your actual costs may be higher or lower)
                Year 1      Year 3     Year 5     Year 10
Class K

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(2) There is a $7.50 charge for wiring sale proceeds greater than $500 to your bank.
(3) The Fund's advisor voluntarily waived advisory fees and reimbursed the Fund for certain expenses. As a result, the actual management fees were __.__%, other expenses were __.__% and total annual operating expenses were __.__%


YOUR ACCOUNT

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price after receipt. In good form means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

<CALLOUT>
INVESTMENT MINIMUMS (1)
Initial Investment         $1,000
Subsequent Investments        $50
Automatic Purchase Plans      $50
Retirement Plans              $25
</CALLOUT>

Outlined below are various ways you can purchase shares:
Method              Instructions
Through  your
 financial advisor  Your financial advisor can help you establish your account and buy Fund shares on your behalf.

By check
 (new account)      For new accounts, send a completed application
                    and check made payable to the Fund to the transfer agent, Liberty Funds Services, Inc.,
                    P.O. Box 1722, Boston, MA 02105-1722.

By check
 (existing account) For existing accounts, fill out and return the additional investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

By exchange         You may purchase shares by exchanging from an
                    existing fund into the same share class of another fund of Stein Roe Advisor Trust at no additional cost. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic  funds
 transfer (EFT)     You may purchase shares by electronically
                    transferring money from your bank account to your fund account by calling 1-800-422-3737.
                    Your money may take up to two business days to arrive. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic
 investment plan    You can make monthly or quarterly investments
                    automatically from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds transfer (EFT). Be sure to complete the appropriate section of the application for this feature.

By dividend
 diversification    Dividends distributed by one fund can be
                    automatically invested into the same class of shares of another fund of Stein Roe Advisor
                    Trust at no additional sales charge. To invest your dividends in another fund, call 1-
                    800-345-6611.

(1) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO EXCHANGE SHARES
You may exchange your shares for shares of the same share class of another fund of Stein Roe Advisor Trust at NAV. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if Stein Roe determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.
When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In good form means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, good form means your letter has complete instructions, the proper signatures and signature guarantees, you have included any certificates for shares to be sold and any other required documents are attached. Retirement Plan accounts have special requirements. Please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven business days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.

Outlined below are the various options for selling shares
Method              Instructions
Through your
 financial advisor  Call your financial advisor to place your sell order. To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange (NYSE), usually 4:00 p.m.

By exchange         You may purchase shares by exchanging from an
                    existing fund into the same share class of another fund of Stein Roe Advisor Trust at no additional cost. To exchange by telephone, call 1-800-422-3737.

By telephone        You may sell shares by telephone and request
                    that a check be sent to your address of record by calling 1-800-422-3737. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call.

By mail Send a signed letter of instruction (LOI) or stock power form along with any certificates to be sold to the address below. In your LOI, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account
                    (IRA) owners.  For details, call 1-800-345-
                    6611.  Mail your  LOI to Liberty Funds
                    Services, Inc., P.O. Box 1722, Boston, MA
                    02105-1722

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By electronic
 funds transfer     You may sell shares and request that the
                    proceeds be electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

DISTRIBUTION AND SERVICE FEES
The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class K shares and the services provided to you by your financial advisor. Annual service fees may equal up to 0.25% for Class K shares and are paid out of the assets of the class. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.

OTHER INFORMATION ABOUT YOUR ACCOUNT
How the Fund's Share Price is Determined The price of Class K of the Fund's shares is based on its NAV. The NAV is determined at the close of regular session trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid (highest) price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We also value a security at fair value when events have occurred after the close of the market that materially affect the security's price. In this circumstance, we use fair value pricing to protect long-term investors from the actions of short-term investors who might buy or redeem shares in an attempt to profit from short-term market movements.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

<CALLOUT>
Understanding Fund Distributions
The Fund earns income from the securities it holds. The Fund also may experience capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
</CALLOUT>

Types of Distributions
Dividend income     Represents interest and dividends earned from
                    securities held by the portfolio; also
                    includes short-term capital gains, which are gains on sales of securities the Fund buys and then sells within a 12-month period.
Mid-term capital
 gains              Represents capital gains on sales of
                    securities held between 12 and 18 months.
Long-term capital
 gains              Represents capital gains on sales of
                    securities held longer than 18 months.

Distribution Options The Fund declares dividends daily and pays them monthly. Any capital gains are distributed at least annually. You can choose one of following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.

Distribution Options
Reinvest all distributions in additional shares of your current fund
Reinvest all distributions in shares of another fund
Receive dividends in cash and reinvest capital gains(2)
Receive all distributions in cash and(2)
* send the check to your address of record
* send the check to a third party address
* transfer the money to your bank via electronic funds transfer
  (EFT)

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax.
Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of other capital gains are generally taxable as capital gains. You will be provided each year with the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which are exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund.


MANAGING THE FUND

INVESTMENT ADVISOR
Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund and the Portfolio. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. As of September 30, 1998, Stein Roe managed over $28 billion in assets. For the fiscal year ended September 30, 1998, aggregate fees paid by the Fund to Stein Roe amounted to ___ percent of average net assets.

Stein Roe's mutual funds and institutional asset management businesses are managed together with those of its affiliate, Colonial Management Associates, Inc. ("CMA"). A single management team includes employees of each company. CMA is a registered investment adviser serving mutual funds and institutions. Certain officers of CMA also are officers of Stein Roe in their roles as managers of the combined business. CMA shares personnel, facilities and systems with Stein Roe that Stein Roe uses in providing services to the Fund.

PORTFOLIO MANAGERS
Erik P. Gustafson is the portfolio manager. Mr. Gustafson has managed Growth Stock Portfolio since its inception in 1997 and had managed Stein Roe Growth Stock Fund since 1994. As of September 30, 1998, Mr. Gustafson managed $1.4 billion in mutual fund net assets. Mr. Gustafson joined Stein Roe in 1992 and is a senior vice president. Mr. Gustafson is also portfolio manager of SR&F Growth Stock Portfolio. He holds a B.A. from the University of Virginia and M.B.A. and J.D. degrees from Florida State University.


OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's primary investment strategies and risks are described above. (See "The Fund.") This section and the Statement of Additional Information (SAI) describe other investments that the Fund may make and risks associated with them. The Fund's investment objective can be changed by the Board of Trustees without shareholder approval.

To select investments, Stein Roe uses a disciplined process intended to create a diversified portfolio whose performance (before expenses) will exceed that of the universe of small-cap growth funds while maintaining risk characteristics that are generally consistent with that universe. A security is usually sold when it no longer fits into the Fund's investment strategy.

The Fund's portfolio managers generally make decisions on buying and selling portfolio investments based upon their judgment that the decision will improve the Fund's investment return and further its investment goal. The portfolio managers also may be required to sell portfolio investments to fund redemptions.

Portfolio Turnover
Although the Portfolio does not buy securities with a view toward rapid turnover, there are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100 percent under normal conditions. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund shareholders. It also increases transaction expenses, which reduce the Fund's return.

Temporary Defensive Positions
When Stein Roe believes that a temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a defensive position.

Interfund Lending Program
The Portfolio may lend money to and borrow money from other funds advised by Stein Roe. The Portfolio will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

Master/Feeder Structure
Unlike mutual funds that directly acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities, the SR&F Growth Stock Portfolio, which has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Portfolio and the Fund became inconsistent, the Board of Trustees of the Fund would decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

Year 2000 Compliance
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by Stein Roe and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 200 Problem." The Fund's service providers are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including working with vendors who furnish services, software and systems to the Fund, to provide that date-related information and data can be properly processed after January 1, 2000. Many of the Fund's service providers and vendors are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be made on a timely basis or that services to the Fund will not be adversely affected.


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since its inception. The fiscal year runs from October 1 to September 30. This information has been audited by Arthur Andersen LLP, independent accountants, whose report along with the Fund's financial statements are included in its annual report. You can request a free annual report by calling 1-800-426-3750.

Advisor Growth Stock Fund Class K Shares
Per Share Data                                Year ended
                                              September 30,
                                           1998       1997(a)
Net Asset Value, Beginning of Period
Income from Investment Operations
   Net investment income
   Net gains on securities (both
     realized and unrealized)
     Total income from investment
       operations
Less distributions
   Dividends (from net investment income)
   Distributions (from capital gains)
      Total Distributions
Net Asset Value, End of Period
Total return
Ratios/Supplemental Data
Net assets, end of period (000 omitted)
Ratio of net expenses to average net
  assets (b)
Ratio of net investment income to average
  net assets (c)
Portfolio turnover rate

FOR MORE INFORMATION

You can get more information about the Fund's investments in its semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by writing or calling the Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can also obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC, 20549-6009
1-800-SEC-0330

Investment Company Act file number:
Stein Roe Advisor Trust    811-07955

STEIN ROE ADVISOR YOUNG INVESTOR FUND  PROSPECTUS, FEB. 1, 1999
Class A

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

THE FUND
     Investment Goal
     Primary Investment Strategy
     Primary Investment Risks
     Performance History
     Expenses

YOUR ACCOUNT
     How to Buy Shares
     Sales Charges
     How to Exchange Shares
     How to Sell Shares
     Distribution and Service Fees
     Other Information About Your Account

MANAGING THE FUND
     Investment Advisor
     Portfolio Managers

OTHER INVESTMENT STRATEGIES AND RISKS

FINANCIAL HIGHLIGHTS



THE FUND          STEIN ROE ADVISOR YOUNG INVESTOR FUND

INVESTMENT GOAL
Stein Roe Advisor Young Investor Fund seeks long-term growth.

PRIMARY INVESTMENT STRATEGY
The Fund invests all of its assets in SR&F Growth Investor Portfolio as part of a master fund/feeder fund structure. The Portfolio invests primarily in common stocks believed to have long-term growth potential. Under normal market conditions, the Portfolio invests at least 65 percent of its assets in common stocks of companies that Stein Roe believes affect the lives of children and teenagers. These companies may produce products or services that children and teenagers use, are aware of, or could have an interest in. The Portfolio may invest in companies of any size including smaller emerging companies and emphasizes companies in the technology sector and consumer goods sectors, including personal care products, pharmaceuticals and food products. The Portfolio may invest up to 25 percent of its assets in foreign stocks.

The Fund also has an educational objective. It seeks to teach children and teenagers information about mutual funds, basic economic principles and personal finance through a variety of educational materials paid for by the Fund.

PRIMARY RISKS
There are two basic risks for all mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money when you sell the shares.

Management risk means that Stein Roe's stock picking and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that the security prices in a market sector or industry may move down. Downward movements reduce the value of your investment. The Fund may not achieve its investment goal or may underperform compared to competing funds due to either or both of these principal risks.

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities In addition, the risks associated with the Portfolio's investment strategy may cause the Fund's total return or yield to decrease.

Due to its focus on companies in the technology sector and various consumer goods sectors, including personal care products, pharmaceuticals and food products, the Fund may perform differently than the stock market. Shares of a small company may pose greater risks than shares of a large company due to narrow product lines, limited financial resources, less depth in management or a limited trading market for its stock.

Foreign Securities. There are special risks associated with foreign investing. Foreign stock markets, especially in countries with developing markets, can be extremely volatile and less liquid than domestic markets. Fluctuations in currency exchange rates impact the value of foreign securities. Foreign investments often have higher fees relating to the purchase and sale of securities. The foreign custodians that hold the Portfolio's securities also may charge higher fees. Foreign governments may impose withholding taxes on distributions and sales proceeds. If a foreign country, especially a country with a developing market, is not ready for the Year 2000, the ability to buy and sell securities in that country could be impacted. Other risks include: possible delays in settlement; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Information on other securities and risks appears under "Other
Investment Strategies and Risks."

PERFORMANCE
The bar chart and performance table below show the Fund's calendar-year returns and average annual total returns for Class A shares through December 31, 1998. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. These returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.

<CALLOUT>
UNDERSTANDING PERFORMANCE
Calendar-year total return shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.
Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year (or life of fund) periods. It includes the effects of Fund expenses. The table shows each class's returns with and without sales charges.
The Fund's return is compared to the S&P 500 Index. Unlike the Fund, the index does not incur fees or charges. It is not possible to invest in the index. The Lipper Average is the average return of the funds included in Lipper's Growth Funds category.
Net asset value (NAV) is the value of a mutual fund share excluding any sales charges.
Public offering price (POP) is the price of Class A shares of the Fund. It is the net asset value plus a sales charge.
</CALLOUT>

             Calendar-Year Total Returns (Class A)
               1993     1994     1995     1996     1997     1998
80%
70%
60%
50%
40%
30%
20%
10%
0%
-10%
-20%

The Fund's year-to-date total return through Dec. 31, 1998, was ___%.
Best quarter: __ quarter 19__, +__.__%
Worst quarter: __ quarter 19__, -__.__%

              Average Annual Total Returns* -
             for periods ending December 31, 1998
                                1 Year   5 years   10 Years
Class A at NAV (%)
Class A at POP (%)
S&P 500 Index (%)
Lipper Growth Fund Average (%)

*The Fund commenced operations on February 14, 1997, but until January 26, 1998, offered only the shares now designated Class K shares. The historical performance of Class A shares of the Fund is based on the performance of the Portfolio, restated to reflect the sales charges, 12b-1 fees, and other expenses set forth in the fee table without giving effect to any fee reimbursements described therein and assuming reinvestment of dividends and capital gains. Historical performance as restated does not predict future results.

YOUR EXPENSES
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.

<CALLOUT>
UNDERSTANDING EXPENSES
Shareholder Fees are paid directly by shareholders to the Fund's distributor.
Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services. Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
* $10,000 initial investment
* 5% total return for each year
* Fund operating expenses remain the same
* No expense reductions in effect
</CALLOUT>

Shareholder Fees(1)(2) (paid directly from your investment)
                                                  Class A
Maximum sales charge (load) on purchases (%)
 (as a percentage of the offering price)           None
Maximum deferred sales charge (load) on
  redemptions (%) (as a percentage of the
  offering price)                                  2.00(3)

Annual Fund Operating Expenses (deducted directly from the Fund)
                                                  Class A
Management fee(3) (%)                             ____
Distribution and service (12 b-1) fees (%)        0.35
Other expenses(3) (%)                             ____
Total annual fund operating expenses(3) (%)       ____

Example Expenses (your actual costs may be higher or lower)
           Year 1    Year 3    Year 5    Year 10
Class A    $____     $____     $____     $____

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(2) There is a $7.50 charge for wiring sale proceeds greater than $500 to your bank.
(3) The Fund's advisor voluntarily waived advisory fees and reimbursed the Fund for certain expenses. As a result, the actual management fees were __.__%, other expenses were __.__% and total annual operating expenses were __.__%


YOUR ACCOUNT

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price after receipt. In good form means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

<CALLOUT>
INVESTMENT MINIMUMS (1)
Initial Investment        $1,000
Subsequent Investments       $50
Automatic Purchase Plans     $50
Retirement Plans             $25
</CALLOUT>

Outlined below are various ways you can purchase shares:

Method              Instructions
Through your
  financial advisor Your financial advisor can help you establish your account and buy Fund shares on your behalf.

By check
 (new account)      For new accounts, send a completed application
                    and check made payable to the Fund to the transfer agent, Liberty Funds Services, Inc.,
                    P.O. Box 1722, Boston, MA 02105-1722.

By check
 (existing account) For existing accounts, fill out and return the additional investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

By exchange         You may purchase shares by exchanging from an
                    existing fund into the same share class of another fund of Stein Roe Advisor Trust at no additional cost. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic funds
 transfer (EFT)     You may purchase shares by electronically
                    transferring money from your bank account to your fund account by calling 1-800-422-3737.
                    Your money may take up to two business days to arrive. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic
investment plan     You can make monthly or quarterly investments
                    automatically from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds transfer (EFT). Be sure to complete the appropriate section of the application for this feature.

By dividend
 diversification    Dividends distributed by one fund can be
                    automatically invested into the same class of shares of another fund of Stein Roe Advisor
                    Trust at no additional sales charge. To invest your dividends in another fund, call 1-
                    800-345-6611.

(1) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are describe below. In certain circumstances these sales charges are waived, as described below and in the Statement of Additional Information (SAI).

Class A Shares. For Class A share purchases of $1 million or more, financial advisors receive a commission from the Fund's distributor, Liberty Funds Distributor, Inc. (LFD), as follows:

Purchases Over $1 million
Amount Purchased    Commission %
First $3 million       1.00
Next $2 million        0.50
Over $5 million        0.25*

*Paid over 12 months but only to the extent the shares remain outstanding.

<CALLOUT>
Understanding Contingent Deferred Sales Charges (CDSC)
Certain investments in Class A, B and C shares are subject to a contingent deferred sales charge (CDSC). You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the NAV at the time of purchase or sale, whichever is lower. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.
</CALLOUT>

Reduced Sales Charges for Larger Investments There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of opening your account. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge. In addition, certain investors may purchase shares at a reduced sales charge or net asset value (NAV). See the Statement of Additional Information for a description of these situations.

HOW TO EXCHANGE SHARES
You may exchange your shares for shares of the same share class of another fund of Stein Roe Advisor Trust at NAV. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if Stein Roe determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.
When the Fund receives your sales request in "good form," shares will be sold at the next calculated price . In good form means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, good form means your letter has complete instructions, the proper signatures and signature guarantees, you have included any certificates for shares to be sold and any other required documents are attached. Retirement Plan accounts have special requirements. Please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven business days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.

Outlined below are the various options for selling shares

Method              Instructions
Through your
 financial advisor  Call your financial advisor to place your sell order. To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange (NYSE), usually 4:00 p.m.

By exchange         You may purchase shares by exchanging from an
                    existing fund into the same share class of another fund of Stein Roe Advisor Trust at no additional cost. To exchange by telephone, call 1-800-422-3737.

By telephone        You may sell shares by telephone and request
                    that a check be sent to your address of record by calling 1-800-422-3737. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call.

By mail Send a signed letter of instruction (LOI) or stock power form along with any certificates to be sold to the address below. In your LOI, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account
                    (IRA) owners.  For details, call 1-800-345-
                    6611.  Mail your  LOI to Liberty Funds
                    Services, Inc., P.O. Box 1722, Boston, MA
                    02105-1722

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By electronic
 funds transfer     You may sell shares and request that the
                    proceeds be electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

DISTRIBUTION AND SERVICE FEES
The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A shares and the services provided to you by your financial advisor. These annual distribution and service fees may equal up to 0.35% for Class A shares and are paid out of the assets of the class. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.

OTHER INFORMATION ABOUT YOUR ACCOUNT
How the Fund's Share Price is Determined The price of Class A of the Fund's shares is based on its NAV. The NAV is determined at the close of regular session trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid (highest) price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We also value a security at fair value when events have occurred after the close of the market that materially affect the security's price. In this circumstance, we use fair value pricing to protect long-term investors from the actions of short-term investors who might buy or redeem shares in an attempt to profit from short-term market movements.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

<CALLOUT>
Understanding Fund Distributions
The Fund earns income from the securities it holds. The Fund also may experience capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
</CALLOUT>

Types of Distributions
Dividend income     Represents interest and dividends earned from
                    securities held by the portfolio; also
                    includes short-term capital gains, which are gains on sales of securities the Fund buys and then sells within a 12-month period.
Mid-term capital
 gains              Represents capital gains on sales of
                    securities held between 12 and 18 months.
Long-term capital
 gains              Represents capital gains on sales of
                    securities held longer than 18 months.

Distribution Options The Fund declares dividends daily and pays them monthly. Any capital gains are distributed at least annually. You can choose one of following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.

Distribution Options
Reinvest all distributions in additional shares of your current fund
Reinvest all distributions in shares of another fund
Receive dividends in cash and reinvest capital gains(2)
Receive all distributions in cash and(2)
* send the check to your address of record
* send the check to a third party address
* transfer the money to your bank via electronic funds transfer
  (EFT)

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax.
Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of other capital gains are generally taxable as capital gains. You will be provided each year with the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which are exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund.


MANAGING THE FUND

INVESTMENT ADVISOR
Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund and the Portfolio. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. As of September 30, 1998, Stein Roe managed over $28 billion in assets. For the fiscal year ended September 30, 1998, aggregate fees paid by the Fund to Stein Roe amounted to ___ percent of average net assets.

Stein Roe's mutual funds and institutional asset management businesses are managed together with those of its affiliate, Colonial Management Associates, Inc. ("CMA"). A single management team includes employees of each company. CMA is a registered investment adviser serving mutual funds and institutions. Certain officers of CMA also are officers of Stein Roe in their roles as managers of the combined business. CMA shares personnel, facilities and systems with Stein Roe that Stein Roe uses in providing services to the Fund.

PORTFOLIO MANAGERS
Erik P. Gustafson and David P. Brady, CFA, are the portfolio managers. Mr. Gustafson has managed the Fund since February 1995 and Mr. Brady since March 1995. As of September 30, 1998, Messrs. Gustafson and Brady managed $1.4 billion and $767 million in mutual fund net assets, respectively.

Mr. Gustafson joined Stein Roe in 1992 and is a senior vice president. Mr. Gustafson is also portfolio manager of SR&F Growth Stock Portfolio. He holds a B.A. from the University of Virginia and M.B.A. and J.D. degrees from Florida State University.

Mr. Brady joined Stein Roe in 1993 and is a senior vice president. Mr. Brady is also portfolio manager of Stein Roe Large Company Focus Fund. He holds a B.S. in finance, graduating Magna Cum Laude, from the University of Arizona and an M.B.A. from the University of Chicago.

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's primary investment strategies and risks are described above. (See "The Fund.") This section and the Statement of Additional Information (SAI) describe other investments that the Fund may make and risks associated with them. The Fund's investment objective can be changed by the Board of Trustees without shareholder approval.

To select investments, Stein Roe uses a disciplined process intended to create a diversified portfolio whose performance (before expenses) will exceed that of the universe of small-cap growth funds while maintaining risk characteristics that are generally consistent with that universe. A security is usually sold when it no longer fits into the Fund's investment strategy.

The Fund's portfolio managers generally make decisions on buying and selling portfolio investments based upon their judgment that the decision will improve the Fund's investment return and further its investment goal. The portfolio managers also may be required to sell portfolio investments to fund redemptions.

Portfolio Turnover
Although the Portfolio does not buy securities with a view toward rapid turnover, there are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100 percent under normal conditions. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund shareholders. It also increases transaction expenses, which reduce the Fund's return.

Temporary Defensive Positions
When Stein Roe believes that a temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a defensive position.

Interfund Lending Program
The Portfolio may lend money to and borrow money from other funds advised by Stein Roe. The Portfolio will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

Educational Materials
The Fund provides educational materials such as newsletters and activity books to all Fund shareholders. The materials are designed to teach children and teenagers basic investing principles. The Fund also sends investors a parent's guide to investing. The educational materials are paid for by the Fund.

Master/Feeder Structure
Unlike mutual funds that directly acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities, the SR&F Growth Stock Portfolio, which has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Portfolio and the Fund became inconsistent, the Board of Trustees of the Fund would decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

Year 2000 Compliance
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by Stein Roe and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 200 Problem." The Fund's service providers are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including working with vendors who furnish services, software and systems to the Fund, to provide that date-related information and data can be properly processed after January 1, 2000. Many of the Fund's service providers and vendors are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be made on a timely basis or that services to the Fund will not be adversely affected.


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since its inception. The fiscal year runs from October 1 to September 30. This information has been audited by Arthur Andersen LLP, independent accountants, whose report along with the Fund's financial statements are included in its annual report. You can request a free annual report by calling 1-800-426-3750.

Advisor Young Investor Fund Class A Shares
Per Share Data                                Year ended
                                              September 30,
                                           1998       1997(a)
Net Asset Value, Beginning of Period
Income from Investment Operations
   Net investment income
   Net gains on securities (both
     realized and unrealized)
     Total income from investment
       operations
Less distributions
   Dividends (from net investment income)
   Distributions (from capital gains)
      Total Distributions
Net Asset Value, End of Period
Total return
Ratios/Supplemental Data
Net assets, end of period (000 omitted)
Ratio of net expenses to average net
  assets (b)
Ratio of net investment income to average
  net assets (c)
Portfolio turnover rate

FOR MORE INFORMATION

You can get more information about the Fund's investments in its semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by writing or calling the Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can also obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC, 20549-6009
1-800-SEC-0330

Investment Company Act file number:
Stein Roe Advisor Trust    811-07955

STEIN ROE ADVISOR YOUNG INVESTOR FUND  PROSPECTUS, FEB. 1, 1999
Class K

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

THE FUND
      Investment Goal
      Primary Investment Strategy
      Primary Investment Risks
      Performance History
      Expenses

YOUR ACCOUNT
      How to Buy Shares
      How to Exchange Shares
      How to Sell Shares
      Distribution and Service Fees
      Other Information About Your Account

MANAGING THE FUND
      Investment Advisor
      Portfolio Managers

OTHER INVESTMENT STRATEGIES AND RISKS

FINANCIAL HIGHLIGHTS


THE FUND            STEIN ROE ADVISOR YOUNG INVESTOR FUND

INVESTMENT GOAL
Stein Roe Advisor Young Investor Fund seeks long-term growth.

PRIMARY INVESTMENT STRATEGY
The Fund invests all of its assets in SR&F Growth Investor Portfolio as part of a master fund/feeder fund structure. The Portfolio invests primarily in common stocks believed to have long-term growth potential. Under normal market conditions, the Portfolio invests at least 65 percent of its assets in common stocks of companies that Stein Roe believes affect the lives of children and teenagers. These companies may produce products or services that children and teenagers use, are aware of, or could have an interest in. The Portfolio may invest in companies of any size including smaller emerging companies and emphasizes companies in the technology sector and consumer goods sectors, including personal care products, pharmaceuticals and food products. The Portfolio may invest up to 25 percent of its assets in foreign stocks.

The Fund also has an educational objective. It seeks to teach children and teenagers information about mutual funds, basic economic principles and personal finance through a variety of educational materials paid for by the Fund.

PRIMARY RISKS
There are two basic risks for all mutual funds that invest in stocks: management risk and market risk. These risks may cause you to lose money when you sell the shares.

Management risk means that Stein Roe's stock picking and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that the security prices in a market sector or industry may move down. Downward movements reduce the value of your investment. The Fund may not achieve its investment goal or may underperform compared to competing funds due to either or both of these principal risks.

Because the Portfolio invests in stocks, the price of the Fund's shares-its net asset value per share (NAV)-fluctuates daily in response to changes in the market value of the securities In addition, the risks associated with the Portfolio's investment strategy may cause the Fund's total return or yield to decrease.

Due to its focus on companies in the technology sector and various consumer goods sectors, including personal care products, pharmaceuticals and food products, the Fund may perform differently than the stock market. Shares of a small company may pose greater risks than shares of a large company due to narrow product lines, limited financial resources, less depth in management or a limited trading market for its stock.

Foreign Securities. There are special risks associated with foreign investing. Foreign stock markets, especially in countries with developing markets, can be extremely volatile and less liquid than domestic markets. Fluctuations in currency exchange rates impact the value of foreign securities. Foreign investments often have higher fees relating to the purchase and sale of securities. The foreign custodians that hold the Portfolio's securities also may charge higher fees. Foreign governments may impose withholding taxes on distributions and sales proceeds. If a foreign country, especially a country with a developing market, is not ready for the Year 2000, the ability to buy and sell securities in that country could be impacted. Other risks include: possible delays in settlement; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Information on other securities and risks appears under "Other
Investment Strategies and Risks."

PERFORMANCE
The bar chart and performance table below show the Fund's calendar-year returns and average annual total returns for Class K shares through December 31, 1998. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. These returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time.

<CALLOUT>
UNDERSTANDING PERFORMANCE
Calendar-year total return shows the Fund's Class K share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.
Average annual total return is a measure of the Fund's performance over the past one-, five- and ten-year (or life of fund) periods. It includes the effects of Fund expenses. The table shows each class's returns.
The Fund's return is compared to the S&P 500 Index. Unlike the Fund, the index does not incur fees or charges. It is not possible to invest in the index. The Lipper Average is the average return of the funds included in Lipper's Growth Funds category.
Net asset value (NAV) is the value of a mutual fund share.
</CALLOUT>

Calendar-Year Total Returns (Class K)
               1993     1994     1995     1996     1997     1998
80%
70%
60%
50%
40%
30%
20%
10%
0%
-10%
-20%

The Fund's year-to-date total return through Dec. 31, 1998, was ___%.
Best quarter: __ quarter 19__, +__.__%
Worst quarter: __ quarter 19__, -__.__%

Average Annual Total Returns* - for periods ending December 31,
1998
                                 1 Year    5 years    10 Years
Class K
S&P 500 Index (%)
Lipper Growth Fund Average (%)

*The Fund commenced operations on February 14, 1997, but until January 26, 1998, offered only the shares now designated Class K shares. The historical performance of Class K shares of the Fund is based on the performance of the Portfolio, restated to reflect the 12b-1 fees and other expenses set forth in the fee table without giving effect to any fee reimbursements described therein and assuming reinvestment of dividends and capital gains. Historical performance as restated does not predict future results.

YOUR EXPENSES
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. These tables do not take into account any expense reduction arrangements, and therefore may not reflect the actual expenses of the Fund.

<CALLOUT>
UNDERSTANDING EXPENSES
Shareholder Fees are paid directly by shareholders to the Fund's distributor.
Annual Fund Operating Expenses are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services. Example Expenses helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
* $10,000 initial investment
* 5% total return for each year
* Fund operating expenses remain the same
* No expense reductions in effect
</CALLOUT>

Annual Fund Operating Expenses (deducted directly from the Fund)
(1)(2)
                                                    Class K
Management fee(3) (%)                                _.__
Distribution and service (12 b-1) fees (%)           0.25
Other expenses(3) (%)                                _.__
Total annual fund operating expenses(3) (%)          _.__

Example Expenses (your actual costs may be higher or lower)
              Year 1     Year 3     Year 5     Year 10
Class K

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(2) There is a $7.50 charge for wiring sale proceeds greater than $500 to your bank.
(3) The Fund's advisor voluntarily waived advisory fees and reimbursed the Fund for certain expenses. As a result, the actual management fees were __.__%, other expenses were __.__% and total annual operating expenses were __.__%


YOUR ACCOUNT

HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price after receipt. In good form means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

<CALLOUT>
INVESTMENT MINIMUMS (1)
Initial Investment        $1,000
Subsequent Investments       $50
Automatic Purchase Plans     $50
Retirement Plans             $25
</CALLOUT>

Outlined below are various ways you can purchase shares:

Method              Instructions
Through your
 financial advisor  Your financial advisor can help you establish your account and buy Fund shares on your behalf.

By check
 (new account)      For new accounts, send a completed application
                    and check made payable to the Fund to the transfer agent, Liberty Funds Services, Inc.,
                    P.O. Box 1722, Boston, MA 02105-1722.

By check
 (existing account) For existing accounts, fill out and return the additional investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

By exchange         You may purchase shares by exchanging from an
                    existing fund into the same share class of another fund of Stein Roe Advisor Trust at no additional cost. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic funds
 transfer (EFT)     You may purchase shares by electronically
                    transferring money from your bank account to your fund account by calling 1-800-422-3737.
                    Your money may take up to two business days to arrive. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic
 investment plan    You can make monthly or quarterly investments
                    automatically from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds transfer (EFT). Be sure to complete the appropriate section of the application for this feature.

By dividend
 diversification    Dividends distributed by one fund can be
                    automatically invested into the same class of shares of another fund of Stein Roe Advisor
                    Trust at no additional sales charge. To invest your dividends in another fund, call 1-
                    800-345-6611.

(1) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO EXCHANGE SHARES
You may exchange your shares for shares of the same share class of another fund of Stein Roe Advisor Trust at NAV. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if Stein Roe determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.
When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In good form means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, good form means your letter has complete instructions, the proper signatures and signature guarantees, you have included any certificates for shares to be sold and any other required documents are attached. Retirement Plan accounts have special requirements. Please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven business days. However, if you purchased your shares by check, the Fund may delay sending the proceeds for up to 15 days after your initial purchase to protect against checks that are returned.

Outlined below are the various options for selling shares

Method              Instructions
Through your
 financial advisor  Call your financial advisor to place your sell order. To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange (NYSE), usually 4:00 p.m.

By exchange         You may purchase shares by exchanging from an
                    existing fund into the same share class of another fund of Stein Roe Advisor Trust at no additional cost. To exchange by telephone, call 1-800-422-3737.

By telephone        You may sell shares by telephone and request
                    that a check be sent to your address of record by calling 1-800-422-3737. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call.

By mail Send a signed letter of instruction (LOI) or stock power form along with any certificates to be sold to the address below. In your LOI, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account
                    (IRA) owners.  For details, call 1-800-345-
                    6611.  Mail your  LOI to Liberty Funds
                    Services, Inc., P.O. Box 1722, Boston, MA
                    02105-1722

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By electronic funds
 transfer You may sell shares and request that the proceeds be electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

DISTRIBUTION AND SERVICE FEES
The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class K shares and the services provided to you by your financial advisor. Annual service fees may equal up to 0.25% for Class K shares and are paid out of the assets of the class. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.

OTHER INFORMATION ABOUT YOUR ACCOUNT
How the Fund's Share Price is Determined The price of Class K of the Fund's shares is based on its NAV. The NAV is determined at the close of regular session trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV next determined after your request is received in good form by LFD. In most cases, in order to receive that day's price, LFD must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

To calculate NAV on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid (highest) price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We also value a security at fair value when events have occurred after the close of the market that materially affect the security's price. In this circumstance, we use fair value pricing to protect long-term investors from the actions of short-term investors who might buy or redeem shares in an attempt to profit from short-term market movements.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:

<CALLOUT>
Understanding Fund Distributions
The Fund earns income from the securities it holds. The Fund also may experience capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
</CALLOUT>

Types of Distributions
Dividend income     Represents interest and dividends earned from
                    securities held by the portfolio; also
                    includes short-term capital gains, which are gains on sales of securities the Fund buys and then sells within a 12-month period.
Mid-term capital
 gains              Represents capital gains on sales of
                    securities held between 12 and 18 months.
Long-term capital
 gains              Represents capital gains on sales of
                    securities held longer than 18 months.

Distribution Options The Fund declares dividends daily and pays them monthly. Any capital gains are distributed at least annually. You can choose one of following options for these distributions when you open your account.(1) To change your distribution option call 1-800-345-6611.

Distribution Options
Reinvest all distributions in additional shares of your current fund
Reinvest all distributions in shares of another fund
Receive dividends in cash and reinvest capital gains(2)
Receive all distributions in cash and(2)
* send the check to your address of record
* send the check to a third party address
* transfer the money to your bank via electronic funds transfer
  (EFT)

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax.
Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any dividends and short-term capital gains distributions are taxable as ordinary income. Distributions of other capital gains are generally taxable as capital gains. You will be provided each year with the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which are exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund.


MANAGING THE FUND

INVESTMENT ADVISOR
Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund and the Portfolio. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. As of September 30, 1998, Stein Roe managed over $28 billion in assets. For the fiscal year ended September 30, 1998, aggregate fees paid by the Fund to Stein Roe amounted to ___ percent of average net assets.

Stein Roe's mutual funds and institutional asset management businesses are managed together with those of its affiliate, Colonial Management Associates, Inc. ("CMA"). A single management team includes employees of each company. CMA is a registered investment adviser serving mutual funds and institutions. Certain officers of CMA also are officers of Stein Roe in their roles as managers of the combined business. CMA shares personnel, facilities and systems with Stein Roe that Stein Roe uses in providing services to the Fund.

PORTFOLIO MANAGERS
Erik P. Gustafson and David P. Brady, CFA, are the portfolio managers. Mr. Gustafson has managed the Fund since February 1995 and Mr. Brady since March 1995. As of September 30, 1998, Messrs. Gustafson and Brady managed $1.4 billion and $767 million in mutual fund net assets, respectively.

Mr. Gustafson joined Stein Roe in 1992 and is a senior vice president. Mr. Gustafson is also portfolio manager of SR&F Growth Stock Portfolio. He holds a B.A. from the University of Virginia and M.B.A. and J.D. degrees from Florida State University.

Mr. Brady joined Stein Roe in 1993 and is a senior vice president. Mr. Brady is also portfolio manager of Stein Roe Large Company Focus Fund. He holds a B.S. in finance, graduating Magna Cum Laude, from the University of Arizona and an M.B.A. from the University of Chicago.


OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's primary investment strategies and risks are described above. (See "The Fund.") This section and the Statement of Additional Information (SAI) describe other investments that the Fund may make and risks associated with them. The Fund's investment objective can be changed by the Board of Trustees without shareholder approval.

To select investments, Stein Roe uses a disciplined process intended to create a diversified portfolio whose performance (before expenses) will exceed that of the universe of small-cap growth funds while maintaining risk characteristics that are generally consistent with that universe. A security is usually sold when it no longer fits into the Fund's investment strategy.

The Fund's portfolio managers generally make decisions on buying and selling portfolio investments based upon their judgment that the decision will improve the Fund's investment return and further its investment goal. The portfolio managers also may be required to sell portfolio investments to fund redemptions.

Portfolio Turnover
Although the Portfolio does not buy securities with a view toward rapid turnover, there are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100 percent under normal conditions. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund shareholders. It also increases transaction expenses, which reduce the Fund's return.

Temporary Defensive Positions
When Stein Roe believes that a temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a defensive position.

Interfund Lending Program
The Portfolio may lend money to and borrow money from other funds advised by Stein Roe. The Portfolio will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

Educational Materials
The Fund provides educational materials such as newsletters and activity books to all Fund shareholders. The materials are designed to teach children and teenagers basic investing principles. The Fund also sends investors a parent's guide to investing. The educational materials are paid for by the Fund.

Master/Feeder Structure
Unlike mutual funds that directly acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities, the SR&F Growth Stock Portfolio, which has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Portfolio and the Fund became inconsistent, the Board of Trustees of the Fund would decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

Year 2000 Compliance
Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by Stein Roe and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 200 Problem." The Fund's service providers are taking steps that they believe are reasonably designed to address the Year 2000 Problem, including working with vendors who furnish services, software and systems to the Fund, to provide that date-related information and data can be properly processed after January 1, 2000. Many of the Fund's service providers and vendors are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be made on a timely basis or that services to the Fund will not be adversely affected.


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since its inception. The fiscal year runs from October 1 to September 30. This information has been audited by Arthur Andersen LLP, independent accountants, whose report along with the Fund's financial statements are included in its annual report. You can request a free annual report by calling 1-800-426-3750.

Advisor Young Investor Fund Class K Shares
Per Share Data                                Year ended
                                              September 30,
                                           1998       1997(a)
Net Asset Value, Beginning of Period
Income from Investment Operations
   Net investment income
   Net gains on securities (both
     realized and unrealized)
     Total income from investment
       operations
Less distributions
   Dividends (from net investment income)
   Distributions (from capital gains)
      Total Distributions
Net Asset Value, End of Period
Total return
Ratios/Supplemental Data
Net assets, end of period (000 omitted)
Ratio of net expenses to average net
  assets (b)
Ratio of net investment income to average
  net assets (c)
Portfolio turnover rate


FOR MORE INFORMATION

You can get more information about the Fund's investments in its semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by writing or calling the Distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can also obtain copies upon payment of a duplicating fee, by writing or calling the:

Public Reference Room
Securities and Exchange Commission
Washington, DC, 20549-6009
1-800-SEC-0330

Investment Company Act file number:
Stein Roe Advisor Trust    811-07955

    STATEMENT OF ADDITIONAL INFORMATION DATED FEB. 1, 1999


                   STEIN ROE ADVISOR TRUST
    Suite 3200, One South Wacker Drive, Chicago, IL  60606


           Stein Roe Advisor Growth & Income Fund
               Stein Roe Advisor Special Fund

     This Statement of Additional Information ("SAI") is not a prospectus, but provides additional information that should be read in conjunction with the prospectus dated Feb. 1, 1999, and any supplements thereto ("Prospectus"). Financial statements, which are contained in the Funds' Annual Report, are incorporated by reference into this SAI. The Prospectus and Annual Report may be obtained at no charge by calling Stein Roe & Farnham Incorporated. For additional information, call Retirement Services at 800-322-1130 or Advisor/Broker Services at 800-322-0593.


                   TABLE OF CONTENTS
                                                       Page

General Information and History..........................2
Investment Policies......................................3
   Advisor Growth & Income Fund..........................4
   Advisor Special Fund..................................4
Portfolio Investments and Strategies.....................4
Investment Restrictions.................................20
Additional Investment Considerations....................23
Management..............................................24
Financial Statements....................................27
Principal Shareholders..................................27
Investment Advisory and Other Services..................28
Custodian...............................................30
Independent Public Accountants..........................31
Distributor.............................................31
Transfer Agent and Shareholder Servicing................32
Purchases and Redemptions...............................32
Portfolio Transactions..................................33
Additional Income Tax Considerations....................36
Investment Performance..................................36
Master Fund/Feeder Fund: Structure and Risk Factors.....40
Appendix-Ratings........................................42



              GENERAL INFORMATION AND HISTORY


     The mutual funds described in this SAI are the following separate series of Stein Roe Advisor Trust (the "Trust"):

     Stein Roe Advisor Growth & Income Fund ("Advisor Growth &
        Income Fund")
     Stein Roe Advisor Special Fund ("Advisor Special Fund")

     The above series are referred to collectively as "the Funds." Each Fund offers one class of shares, Class K. On Sept. 13, 1996, the spelling of the name of the Trust was changed from Stein Roe
Adviser Trust to Stein Roe Advisor Trust.

     The Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated July 31, 1996, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series as the Board may authorize. Currently, six series are authorized and outstanding. Each series invests in a separate portfolio of securities and other assets, with its own objectives and policies.

     Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against the Trust or any particular series shall look only to the assets of the Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations. The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of the Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.

     Each share of a series, without par value, is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series, and all shares of a series have equal rights in the event of liquidation of that series. Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940. All shares of all series of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.


SPECIAL CONSIDERATIONS REGARDING MASTER FUND/FEEDER FUND STRUCTURE


     Rather than invest in securities directly, the Funds seek to achieve their objectives by pooling their assets with those of other investment companies for investment in a master fund having the identical investment objective and substantially the same investment policies as its feeder funds. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. Each Fund invests all of its net investable assets in a separate master fund that is a series of SR&F Base Trust, as follows:

  Feeder Fund                   Master Fund
  Advisor Growth & Income Fund  SR&F Growth & Income Portfolio
                                  ("Growth & Income Portfolio")
  Advisor Special Fund          SR&F Special Portfolio ("Special
                                  Portfolio")

     The master funds are referred to collectively as the "Portfolios." For more information, please refer to Master
Fund/Feeder Fund: Structure and Risk Factors.

     Stein Roe & Farnham Incorporated ("Stein Roe") provides administrative and accounting and recordkeeping services to the Funds and Portfolios and provides investment advisory services to the Portfolios.


                     INVESTMENT POLICIES


     The Trust and SR&F Base Trust are open-end management investment companies. The Funds and the Portfolios are diversified, as that term is defined in the Investment Company Act of 1940.


     In pursuing its respective objective, each Portfolio will invest as described below and may employ the investment techniques described under Portfolio Investments and Strategies. The investment objective is a non-fundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities."/1/
-------
/1/ A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.
---------


ADVISOR GROWTH & INCOME FUND

     Advisor Growth & Income Fund seeks to achieve its objective by investing in Growth & Income Portfolio. Their common investment objective is to provide both growth of capital and current income. Advisor Growth & Income Fund is designed for investors seeking a diversified portfolio of securities that offers the opportunity for long-term growth of capital while also providing a steady stream of income. Growth & Income Portfolio invests primarily in well-established companies whose common stocks are believed to have both the potential to appreciate in value and to pay dividends to shareholders.


     Although it may invest in a broad range of securities (including common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, and warrants or rights to purchase common stocks), normally Growth & Income Portfolio emphasizes investments in equity securities of companies having market capitalizations in excess of $1 billion. Securities of these well-established companies are believed to be generally less volatile than those of companies with smaller capitalizations because companies with larger capitalizations tend to have experienced management; broad, highly diversified product lines; deep resources; and easy access to credit.


ADVISOR SPECIAL FUND

     Advisor Special Fund seeks to achieve its objective by investing in Special Portfolio. Their common investment objective is to invest in securities selected for possible capital appreciation. Particular emphasis is placed on securities that are considered to have limited downside risk relative to their potential for above-average growth, including securities of undervalued, underfollowed or out-of-favor companies, and companies that are low-cost producers of goods or services, financially strong or run by well-respected managers. Special Portfolio may invest more than 5% of its net assets in securities of seasoned, established companies that appear to have appreciation potential, as well as securities of relatively small, new companies. In addition, it may invest in securities with limited marketability, new issues of securities, securities of companies that, in Stein Roe's opinion, will benefit from management change, new technology, new product or service development or change in demand, and other securities that Stein Roe believes have capital appreciation possibilities; however, Special Portfolio does not currently intend to invest more than 5% of its net assets in any of these types of securities. Securities of smaller, newer companies may be subject to greater price volatility than securities of larger, more well-established companies. In addition, many smaller companies are less well known to the investing public and may not be as widely followed by the investment community. Although Special Portfolio invests primarily in common stocks, it may also invest in other equity-type securities, including preferred stocks and securities convertible into equity securities.


               PORTFOLIO INVESTMENTS AND STRATEGIES

DEBT SECURITIES

     In pursuing its investment objective, each Portfolio may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in the investment portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.


     Investments in debt securities by Growth & Income Portfolio are limited to those that are within the four highest grades (generally referred to as "investment grade") assigned by a nationally recognized statistical rating organization or, if unrated, deemed to be of comparable quality by Stein Roe. Special Portfolio may invest up to 35% of its net assets in debt securities, but does not expect to invest more than 5% of its net assets in debt securities that are rated below investment grade.


     Securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by a Portfolio is lost or reduced below investment grade, the Portfolio is not required to dispose of the security, but Stein Roe will consider that fact in determining whether that Portfolio should continue to hold the security.

     Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy, and are commonly referred to as "junk bonds."


     When Stein Roe determines that adverse market or economic conditions exist and considers a temporary defensive position advisable, the Portfolios may invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents.


DERIVATIVES

     Consistent with its objective, a Portfolio may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options, futures contracts, futures options, securities collateralized by underlying pools of mortgages or other receivables, floating rate instruments, and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency.


     Derivatives are most often used to manage investment risk or to create an investment position indirectly because using them is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.

     The successful use of Derivatives depends on Stein Roe's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.

     No Portfolio currently intends to invest more than 5% of its net assets in any type of Derivative except for options, futures contracts, and futures options. (See Options and Futures below.)


     Some mortgage-backed debt securities are of the "modified pass-through type," which means the interest and principal payments on mortgages in the pool are "passed through" to investors. During periods of declining interest rates, there is increased likelihood that mortgages will be prepaid, with a resulting loss of the full-term benefit of any premium paid by a Portfolio on purchase of such securities; in addition, the proceeds of prepayment would likely be invested at lower interest rates.

     Mortgage-backed securities provide either a pro rata interest in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs") that represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities, and are usually issued in multiple classes each of which has different payment rights, prepayment risks, and yield characteristics. Mortgage-backed securities involve the risk of prepayment on the underlying mortgages at a faster or slower rate than the established schedule. Prepayments generally increase with falling interest rates and decrease with rising rates but they also are influenced by economic, social, and market factors. If mortgages are pre-paid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by the Portfolio on purchase of the CMO, and the proceeds of prepayment would likely be invested at lower interest rates.

     Non-mortgage asset-backed securities usually have less prepayment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans that finance payments on the securities themselves.

     Floating rate instruments provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%.

CONVERTIBLE SECURITIES


     By investing in convertible securities, a Portfolio obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible, Stein Roe will consider substantially the same criteria that would be considered in purchasing the underlying stock. While convertible securities purchased by a Portfolio are frequently rated investment grade, a Portfolio may purchase unrated securities or securities rated below investment grade if the securities meet Stein Roe's other investment criteria. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than either common stock or conventional debt securities. As a result, Stein Roe's own investment research and analysis tend to be more important in the purchase of such securities than other factors.


FOREIGN SECURITIES


     Each Portfolio may invest up to 25% of its total assets in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than investment in securities of domestic issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a United States person. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. A Portfolio may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, a Portfolio is likely to bear its proportionate share of the expenses of the depositary and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. No Portfolio intends to invest more than 5% of its net assets in unsponsored ADRs.

     As of Sept. 30, 1998, holdings of foreign companies, as a percentage of net assets, were as follows: Growth & Income
Portfolio, ___% (__% in foreign securities and ___% in ADRs); and Special Portfolio, ___% (___% in foreign securities and ___% in ADRs and ADSs).


     With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, a Portfolio's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

     Although the Portfolios will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

     Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

     A Portfolio's foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Portfolio arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows the Portfolio to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. A Portfolio may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that a Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, a Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Portfolio. No Portfolio may engage in "speculative" currency exchange transactions.

     At the maturity of a forward contract to deliver a particular currency, a Portfolio may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Portfolio to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency a Portfolio is obligated to deliver.

     If a Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between a Portfolio's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Portfolio of unrealized profits or force the Portfolio to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Portfolio to hedge against a devaluation that is so generally anticipated that the Portfolio is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Portfolio of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.



LENDING OF PORTFOLIO SECURITIES


     Subject to restriction (5) under Investment Restrictions in this SAI, a Portfolio may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Portfolio would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Stein Roe's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.


REPURCHASE AGREEMENTS

     A Portfolio may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to a Portfolio in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, a Portfolio could experience both losses and delays in liquidating its collateral.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES; REVERSE REPURCHASE
AGREEMENTS


     A Portfolio may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Portfolio enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Portfolio makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Stein Roe deems it advisable for investment reasons. No Portfolio currently intends to make commitments to purchase when-issued securities in excess of 5% of its net assets.


     A Portfolio may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which a Portfolio is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

     At the time a Portfolio enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Portfolio having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Portfolio and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

SHORT SALES "AGAINST THE BOX"


     A Portfolio may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. A Portfolio may make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.


     In a short sale against the box, a Portfolio does not deliver from its portfolio the securities sold. Instead, the Portfolio borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Portfolio, to the purchaser of such securities. The Portfolio is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Portfolio must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. A Portfolio is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. A Portfolio may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

     Short sales may protect a Portfolio against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Portfolio owns, either directly or indirectly, and, in the case where the Portfolio owns convertible securities, changes in the conversion premium.


     Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time a Portfolio replaces the borrowed security, the Portfolio will incur a loss and if the price declines during this period, the Portfolio will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Portfolio may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which a Portfolio is able to enter into short sales. There is no limitation on the amount of a Portfolio's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. No Portfolio will invest more than 5% of its total assets in short sales against the box.


RULE 144A SECURITIES


     A Portfolio may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933. That Rule permits certain qualified institutional buyers, such as the Portfolio, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Stein Roe, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the restriction on investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Stein Roe will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Stein Roe could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Portfolio's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Portfolio does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Portfolio's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. No Portfolio expects to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by Stein Roe.


SWAPS, CAPS, FLOORS AND COLLARS

     A Portfolio may enter into swaps and may purchase or sell related caps, floors and collars. A Portfolio would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Portfolios intend to use these techniques as hedges and not as speculative investments and will not sell interest rate income stream they may be obligated to pay.


     A swap agreement is generally individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease a Portfolio's exposure to changes in the value of an index of securities in which a Portfolio might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. A Portfolio may enter into any form of swap agreement if Stein Roe determines it is consistent with its investment objective and policies.


     A swap agreement tends to shift investment exposure from one type of investment to another. For example, if a Portfolio agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase its exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of a Portfolio's investments and its net asset value.


     The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from a Portfolio. If a swap agreement calls for payments by a Portfolio, it must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. No Portfolio will enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Corporation or Moody's Investors Service, Inc. or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by Stein Roe.


     The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and floor that preserves a certain return within a predetermined range of interest rates or values.

     At the time a Portfolio enters into swap arrangements or purchases or sells caps, floors or collars, liquid assets of the Portfolio having a value at least as great as the commitment underlying the obligations will be segregated on its books and held by the custodian throughout the period of the obligation.

LINE OF CREDIT


     Subject to restriction (6) under Investment Restrictions in this SAI, each Fund and Portfolio may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.


INTERFUND BORROWING AND LENDING PROGRAM


     Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund and Portfolio may lend money to and borrow money from other mutual funds advised by Stein Roe. They will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.


PORTFOLIO TURNOVER


     Although the Portfolios do not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. At times, Special Portfolio may invest for short-term capital appreciation. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Portfolios' flexibility of investment and emphasis on growth of capital, they may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover in a Portfolio, if it should occur, would result in increased transaction expenses, which must be borne by that Portfolio. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.


OPTIONS ON SECURITIES AND INDEXES

     A Portfolio may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq. A Portfolio may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     A Portfolio will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

     If an option written by a Portfolio expires, the Portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Portfolio expires, the Portfolio realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Portfolio desires.

     A Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, the Portfolio will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A put or call option purchased by a Portfolio is an asset of the Portfolio, valued initially at the premium paid for the option. The premium received for an option written by a Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. If a Portfolio were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Portfolio were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Portfolio foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased or written by a Portfolio, the Portfolio would not be able to close out the option. If restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it has purchased.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     A Portfolio may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index /2/ at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies).
Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.
-----------
/2/ A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.
-----------

     A Portfolio may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A Portfolio might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Portfolio's securities or the price of the securities that the Portfolio intends to purchase. Although other techniques could be used to reduce or increase that Portfolio's exposure to stock price, interest rate and currency fluctuations, the Portfolio may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     A Portfolio will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.


     The success of any futures transaction depends on accurate predictions of changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Stein Roe might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.


     When a purchase or sale of a futures contract is made by a Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. A Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by a Portfolio does not represent a borrowing or loan by the Portfolio but is instead settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, a Portfolio will mark-to-market its open futures positions.

     A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio engaging in the transaction realizes a capital gain, or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio engaging in the transaction realizes a capital gain, or if it is less, the Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

RISKS ASSOCIATED WITH FUTURES

     There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the investment portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Portfolio's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

     There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures or futures option position. The Portfolio would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

LIMITATIONS ON OPTIONS AND FUTURES

     If other options, futures contracts, or futures options of types other than those described herein are traded in the future, a Portfolio may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the Portfolio's investment objective.

     A Portfolio will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by that Portfolio plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," /3/ would exceed 5% of the Portfolio's total assets.
-------------
/3/ A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.
-------------

     When purchasing a futures contract or writing a put option on a futures contract, a Portfolio must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Portfolio similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Portfolio.

     A Portfolio may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Portfolio has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," a Portfolio will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of a Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%].

TAXATION OF OPTIONS AND FUTURES

     If a Portfolio exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by a Portfolio, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

     If a call or put option written by a Portfolio is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Portfolio, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Portfolio was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

     If a Portfolio writes an equity call option /4/ other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.
-------------
/4/ An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).
-------------

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Portfolio delivers securities under a futures contract, the Portfolio also realizes a capital gain or loss on those securities.

     For federal income tax purposes, a Portfolio generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a
Portfolio: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

     If a Portfolio were to enter into a short index future, short index futures option or short index option position and the Portfolio's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Portfolio's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

     In order for a Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

     Each Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the other investments, and shareholders are advised of the nature of the payments.

     The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

                    INVESTMENT RESTRICTIONS

     The Funds and the Portfolios operate under the following investment restrictions. No Fund or Portfolio may:

     (1) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (2) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer, [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (3) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (4) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

     (5) make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

     (6) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law, and (c) enter into futures and options transactions; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;


     (7) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or


     (8) issue any senior security except to the extent permitted under the Investment Company Act of 1940.

     The above restrictions (other than bracketed portions thereof and, in the case of Advisor Special Fund and Special Portfolio, other than restrictions 1 and 2) are fundamental policies and may not be changed without the approval of a "majority of the outstanding voting securities" as defined above. The Funds and the Portfolios (and, in the case of Advisor Special Fund and Special Portfolio, together with restrictions 1 and 2 above) are also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. None of the following restrictions shall prevent a Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially the same investment policies as the Fund. No Fund or Portfolio may:

     (a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof (except that it may enter into transactions in options, futures, and options on futures); (iii) shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; and (iv) limited partnerships in real estate unless they are readily marketable;

     (b) invest in companies for the purpose of exercising control or management;

     (c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;


     (d) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock
Exchange;


     (e) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;


     (f) invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person);


     (g) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;


     (h) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

     (i) invest more than 5% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;


     (j) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.



                 ADDITIONAL INVESTMENT CONSIDERATIONS


     Stein Roe seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to build wealth for generations, it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns, as appropriate for the particular client or managed account. Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:


What are my investment goals?
It is important to a choose a fund that has investment objectives compatible with your investment goals.

What is my investment time frame?
If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?
All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type.
However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

     In general, equity mutual funds emphasize long-term capital appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.


     In addition, Stein Roe believes that investment in a high yield fund provides an opportunity to diversify an investment portfolio because the economic factors that affect the performance of high-yield, high-risk debt securities differ from those that affect the performance of high-quality debt securities or equity securities.


                        MANAGEMENT


     The Board of Trustees of the Trust has overall management responsibility for the Trust and the Fund. The following table sets forth certain information with respect to the trustees and officers of the Trust:

                           Position(s) held          Principal occupation(s)
Name                       with the Trust            during past five years
------------------         ------------------------  -----------------------------------
William D. Andrews, 51 (4) Executive Vice-President  Executive vice president of Stein
                                                     Roe & Farnham Incorporated (Stein
                                                     Roe)

Gary A. Anetsberger, 43(4) Senior Vice-President     Chief financial officer and chief
                                                     administrative officer of the Mutual
                                                     Funds division of Stein Roe; senior
                                                     vice president of Stein Roe since
                                                     April 1996; vice president of Stein
                                                     Roe prior thereto

John A. Bacon Jr.,70(3)(4) Trustee                   Private investor

William W. Boyd, 72        Trustee                   Chairman and director of Sterling
  (2) (3) (4)                                        Plumbing (manufacturer of plumbing
                                                     products)

David P. Brady, 34         Vice-President            Senior vice president of Stein Roe
                                                     since March 1998; vice president of
                                                     Stein Roe from Nov. 1995 to March
                                                     1998; portfolio manager for Stein
                                                     Roe since 1993

Thomas W. Butch, 42 (4)    President                 President of the Mutual Funds
                                                     division of Stein Roe since March
                                                     1998; senior vice president of Stein
                                                     Roe from Sept. 1994 to March 1998;
                                                     first vice president, corporate
                                                     communications, of Mellon Bank
                                                     Corporation prior thereto

Daniel K. Cantor, 39       Vice-President            Senior vice president of Stein Roe

Kevin M. Carome, 42 (4)    Vice-President;           Associate general counsel and (since
                           Assistant Secretary       Feb. 1995) vice president of Liberty
                                                     Financial Companies, Inc.; general
                                                     counsel and secretary of Stein Roe
                                                     since Jan. 1998

Kevin Connaughton          Vice-President            ________

Lindsay Cook, 46 (1)(2)(4) Trustee                   Executive vice president of Liberty
                                                     Financial Companies, Inc. (the
                                                     indirect parent of Stein Roe) since
                                                     March 1997; senior vice president
                                                     prior thereto

Erik P. Gustafson, 35      Vice-President            Senior portfolio manager of Stein
                                                     Roe; senior vice president of Stein
                                                     Roe since April 1996; vice president
                                                     of Stein Roe from May 1994 to April
                                                     1996; associate of Stein Roe prior
                                                     thereto

Douglas A. Hacker,43(3)(4) Trustee                   Senior vice president and chief
                                                     financial officer of UAL, Inc.
                                                     (airline) since July 1994; senior
                                                     vice president, finance of UAL, Inc.
                                                     prior thereto

Loren A. Hansen, 50 (4)    Executive Vice-President  Chief investment officer of CMA
                                                     ("CMA") since 1997; executive vice
                                                     president of Stein Roe since Dec.
                                                     1995; vice president of The Northern
                                                     Trust (bank) prior thereto

James P. Haynie, __        Vice-President            Vice President of Stein Roe since
                                                     Oct. 1998; Vice President of CMA
                                                     since 1993

Harvey B. Hirschhorn, 49   Vice-President            Executive vice president, senior
                                                     portfolio manager, and chief
                                                     economist and investment strategist
                                                     of Stein Roe; director of research
                                                     of Stein Roe, 1991 to 1995

Timothy J. Jacoby, 46      Vice-President            Fund treasurer for The Colonial
                                                     Group since Sept. 1996; chief
                                                     financial officer for Fidelity
                                                     Investments since August 1997;
                                                     senior vice president of Fidelity
                                                     Investments from Sept. 1993 to Sept.
                                                     1996

Janet Langford Kelly, 41   Trustee                   Senior vice president, secretary and
 (3) (4)                                             general counsel of Sara Lee
                                                     Corporation (branded, packaged,
                                                     consumer-products manufacturer)
                                                     since 1995; partner of Sidley &
                                                     Austin (law firm) prior thereto

Michael T. Kennedy, 36     Vice-President            Senior vice president of Stein Roe
                                                     since Oct. 1994; vice president of
                                                     Stein Roe prior thereto

Gail D. Knudsen, 36        Vice-President            Vice president and assistant
                                                     controller of CMA

Stephen F. Lockman, 37     Vice-President            Senior vice president, portfolio
                                                     manager, and credit analyst of the
                                                     Adviser since 1994; portfolio
                                                     manager for Illinois State Board of
                                                     Investment prior thereto

Eric S. Maddix, 35         Vice-President            Senior vice president of Stein Roe
                                                     since March 1998; vice president of
                                                     Stein Roe from Nov. 1995 to March
                                                     1998; portfolio manager or research
                                                     assistant for Stein Roe since 1987

Lynn C. Maddox, 58         Vice-President            Senior vice president of Stein Roe

Arthur J. McQueen, 40      Vice-President            Senior vice president of Stein Roe

Charles R. Nelson, 56      Trustee                   Van Voorhis Professor of Political
  (3) (4)                                            Economy, Department of Economics of
                                                     the University of Washington

Maureen G. Newman, 39      Vice-President            Vice President of Stein Roe since
                                                     Nov. 1998; portfolio manager and
                                                     vice president of CMA since May
                                                     1996; portfolio manager and bond
                                                     analyst at Fidelity Investments from
                                                     May 1985 to May 1996

Nicolette D. Parrish,49(4) Vice-President;           Senior legal assistant and assistant
                           Assistant Secretary       secretary of Stein Roe

Gita R. Rao, 39            Vice-President            Vice President of Stein Roe since
                                                     Oct. 1998; vice president and
                                                     portfolio manager for CMA since
                                                     1995; global equity research analyst
                                                     at Fidelity Management & Research
                                                     Company prior thereto

Michael E. Rega, 39        Vice-President            Vice President of Stein Roe since
                                                     Oct. 1998; Vice President of CMA
                                                     since 1996

Janet B. Rysz, 43 (4)      Assistant Secretary       Senior legal assistant and assistant
                                                     secretary of Stein Roe

M. Gerard Sandel, 44       Vice-President            Senior vice president of Stein Roe
                                                     since July 1997; vice president of
                                                     M&I Investment Management
                                                     Corporation prior thereto

Gloria J. Santella, 41     Vice-President            Senior vice president of Stein Roe
                                                     since Nov. 1995; vice president of
                                                     Stein Roe prior thereto

Thomas C. Theobald, 61     Trustee                   Managing director, William Blair
  (3)(4)                                             Capital Partners (private equity
                                                     fund) since 1994; chief executive
                                                     officer and chairman of the Board of
                                                     Directors of Continental Bank
                                                     Corporation, 1987-1994

Scott E. Volk, 27 (4)      Treasurer                 Financial reporting manager for
                                                     Stein Roe's Mutual Funds division
                                                     since Oct. 1997; senior auditor with
                                                     Ernst & Young LLP from Sept. 1993 to
                                                     April 1996 and from Oct. 1996 to
                                                     Sept. 1997; financial analyst with
                                                     John Nuveen & Company Inc. from May
                                                     1996 to Sept. 1996

Heidi J. Walter, 31 (4)    Vice-President; Secretary Vice president of Stein Roe since
                                                     March 1998; senior legal counsel for
                                                     Stein Roe since Feb. 1998; legal
                                                     counsel for Stein Roe from March
                                                     1995 to Jan. 1998; associate with
                                                     Beeler Schad & Diamond, PC (law
                                                     firm) prior thereto

Hans P. Ziegler (4), 57    Executive Vice-President  Director and Executive Vice-
                                                     President of Stein Roe since May
                                                     1994; President of the Investment
                                                     Counsel division of Stein Roe prior
                                                     thereto

_________________________
(1) Trustee who is an "interested person" of the Trust and of Stein Roe, as defined in the Investment Company Act of 1940.
(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.
(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.
(4) This person holds the corresponding officer or trustee position with SR&F Base Trust.

     Certain of the trustees and officers of the Trust are trustees or officers of other investment companies managed by Stein Roe. Mr. Anetsberger, Mr. Butch, and Ms. Walter are also officers of Liberty Funds Distributor, Inc., the Fund's distributor. The address of Mr. Bacon is 4N640 Honey Hill Road, Box 296, Wayne, IL 60184; that of Mr. Boyd is 2900 Golf Road, Rolling Meadows, IL 60008; that of Mr. Cook is 600 Atlantic Avenue, Boston, MA 02210; that of Mr. Hacker is P.O. Box 66100, Chicago, IL 60666; that of Ms. Kelly is Three First National Plaza, Chicago, IL 60602; that of Mr. Nelson is Department of Economics, University of Washington, Seattle, WA 98195; that of Mr. Theobald is Suite 3300, 222 West Adams Street, Chicago, IL 60606; that of Mr. Cantor is 1330 Avenue of the Americas, New York, NY 10019; that of Ms. Knudsen, Ms. Newman, Ms. Rao, and Messrs. Connaughton, Haynie, Jacoby, and Rega is One Financial Center, Boston, MA 02111; and that of the other officers is One South Wacker Drive, Chicago, IL 60606.

     Officers and trustees affiliated with Stein Roe serve without any compensation from the Trust. In compensation for their services to the Trust, trustees who are not "interested persons" of the Trust or Stein Roe are paid an annual retainer plus an attendance fee for each meeting of the Board or standing committee thereof attended. The Trust has no retirement or pension plan. The following table sets forth compensation paid during the fiscal year ended Sept. 30, 1998 to each of the trustees:

                                          Compensation from the
                                          Stein Roe Fund Complex*
                                          -----------------------
                  Aggregate Compensation     Total       Average
Name of Trustee       from the Trust      Compensation  Per Series
------------------- --------------------  ------------  ----------
Timothy K. Armour**       -0-                 -0-          -0-
Thomas W. Butch**         -0-                 -0-          -0-
Lindsay Cook              -0-                 -0-          -0-
John A. Bacon Jr.**       -0-                 -0-          -0-
Kenneth L. Block**
William W. Boyd
Douglas A. Hacker
Janet Langford Kelly
Francis W. Morley**
Charles R. Nelson
Thomas C. Theobald
_______________
 * At Sept. 30, 1998, the Stein Roe Fund Complex consisted of 10 series of the Trust, 11 series of Stein Roe Investment Trust, four series of Stein Roe Income Trust, four series of Stein Roe Municipal Trust, one series of Stein Roe Institutional Trust, one series of Stein Roe Trust, and 13 series of SR&F Base Trust. **Messrs. Block and Morley retired as trustees on Dec. 31, 1997. Mr. Armour resigned as a trustee on April 14, 1998. Mr. Butch served as a trustee from April 14, 1998 to Nov. 3, 1998. Mr. Bacon was elected a trustee effective Nov. 3, 1998.


                       FINANCIAL STATEMENTS


     Please refer to the Funds' Sept. 30, 1998 Financial Statements (statements of assets and liabilities and schedules of investments as of Sept. 30, 1998 and the statements of operations, changes in net assets, and notes thereto) and the report of independent public accountants contained in the Sept. 30, 1998 Annual Report of the Funds. The Financial Statements and the report of independent public accountants (but no other material from the Annual Report) are incorporated herein by reference. The Annual Report may be obtained at no charge by telephoning 800-338-2550.


                      PRINCIPAL SHAREHOLDERS


     As of Oct. 31, 1998, the only persons known by the Trust to own of record or "beneficially" 5% or more of the outstanding shares of a Fund within the definition of that term as contained in Rule 13d-3 under the Securities Exchange Act of 1934 were as follows:

                                   Approximate Percentage of
Name and Address    Fund           Outstanding Shares Held





            INVESTMENT ADVISORY AND OTHER SERVICES


     Stein Roe & Farnham Incorporated provides investment management services to the Portfolios and administrative services to the Funds and the Portfolios. Stein Roe is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), the Fund's transfer agent, which is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which is a majority owned subsidiary of Liberty Corporate Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912.

     The directors of Stein Roe are Kenneth R. Leibler, C. Allen Merritt, Jr., Thomas W. Butch, and Hans P. Ziegler. Mr. Leibler is President and Chief Executive Officer of Liberty Financial; Mr. Merritt is Chief Operating Officer of Liberty Financial; Mr. Butch is President of Stein Roe's Mutual Funds division; and Mr. Ziegler is Chief Executive Officer of Stein Roe. The business address of Messrs. Leibler and Merritt is 600 Atlantic Avenue, Boston, MA 02210; and that of Messrs. Butch and Ziegler is One South Wacker Drive, Chicago, IL 60606.

      Stein Roe and its predecessor have been providing investment advisory services since 1932. Stein Roe acts as investment adviser to wealthy individuals, trustees, pension and profit sharing plans, charitable organizations, and other institutional investors. As of Sept. 30, 1998, Stein Roe managed over $28.3 billion in assets: over $9.4 billion in equities and over $18.9 billion in fixed income securities (including $1.1 billion in municipal securities). The $28.3 billion in managed assets included over $8.3 billion held by open-end mutual funds managed by Stein Roe (approximately 14% of the mutual fund assets were held by clients of Stein Roe). These mutual funds were owned by over 295,000 shareholders. The $8.3 billion in mutual fund assets included over $637 million in over 43,000 IRA accounts. In managing those assets, Stein Roe utilizes a proprietary computer-based information system that maintains and regularly updates information for approximately 7,500 companies. Stein Roe also monitors over 1,400 issues via a proprietary credit analysis system. At Sept. 30, 1998, Stein Roe employed 18 research analysts and 55 account managers. The average investment-related experience of these individuals was 17 years.

     In return for its services, Stein Roe is entitled to receive a monthly administrative fee from each Fund and a monthly management fee from each Portfolio. The table below shows the annual rates of such fees as a percentage of average net assets
(shown in millions), gross fees paid since commencement of operations, and any expense reimbursements by Stein Roe:

                                                       Year Ended  Year Ended
Fund/Portfolio     Type           Current Rates         9/30/98     9/30/97
Advisor Growth &
 Income Fund       Administrative .15% up to $500,
                                  .125% next $500,
                                  .10% thereafter                    $   98
                   Reimbursement  Expenses exceeding
                                  1.40%                              56,890
Growth & Income
 Portfolio         Management     .60% up to $500,
                                  .55% next $500,
                                  .50% thereafter                 1,191,731
Advisor Special
  Fund             Administrative .15% up to $500,
                                  .125% next $500,
                                  .10% next $500,
                                  .075% thereafter                      100
                   Reimbursement  Expenses exceeding
                                  1.45%                              56,403
Special Portfolio  Management     .75% up to $500,
                                  .70% next $500,
                                  .65% next $500,
                                  .60% thereafter                 5,249,468

     Stein Roe provides office space and executive and other personnel to the Funds, and bears any sales or promotional expenses. Each Fund pays all expenses other than those paid by Stein Roe, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

     The administrative agreement provides that Stein Roe shall reimburse each Fund to the extent that total annual expenses of the Fund (including fees paid to Stein Roe, but excluding taxes, interest, commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which Fund shares are being offered for sale to the public; provided, however, Stein Roe is not required to reimburse a Fund an amount in excess of fees paid by the Fund under that agreement for such year. In addition, in the interest of further limiting expenses of a Fund, Stein Roe may voluntarily waive its fees and/or absorb certain expenses, as described under The Funds-Your Expenses in the Prospectus. Any such reimbursement will enhance the yield of such Fund.

     The management agreement provides that neither Stein Roe, nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Trust for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by Stein Roe of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

     Any expenses that are attributable solely to the organization, operation, or business of a series of the Trust are paid solely out of the assets of that series. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as Stein Roe determines is fair and appropriate, unless otherwise specified by the Board of Trustees.


BOOKKEEPING AND ACCOUNTING AGREEMENT


     Pursuant to a separate agreement with the Trust, Stein Roe receives a fee for performing certain bookkeeping and accounting services. For services provided to the Trust, Stein Roe receives an annual fee of $25,000 per series plus .0025 of 1% of average net assets over $50 million. During the fiscal years ended Sept. 30, 1997 and 1998, Stein Roe received $109,375 and $____, respectively, from the Trust for services provided under this agreement.


                           CUSTODIAN


     State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, MA 02101, is the custodian for the Trust and SR&F Base Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.


     Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the Investment Company Act of 1940.


     The Board of Trustees of each Trust reviews, at least annually, whether it is in the best interests of each Portfolio, each Fund, and its shareholders to maintain assets in each of the countries in which it invests with particular foreign sub-custodians in such countries, pursuant to contracts between such respective foreign sub-custodians and the Bank. The review includes an assessment of the risks of holding assets in any such country (including risks of expropriation or imposition of exchange controls), the operational capability and reliability of each such foreign sub-custodian, and the impact of local laws on each such custody arrangement. Each Board of Trustees is aided in its review by the Bank, which has assembled the network of foreign sub-custodians, as well as by Stein Roe and counsel. However, with respect to foreign sub-custodians, there can be no assurance that a Fund and the value of its shares will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over or enforcing judgments against the foreign sub-custodians, or application of foreign law to foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

     The Funds and the Portfolios may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.


                 INDEPENDENT PUBLIC ACCOUNTANTS


     The independent public accountants for the Funds and the Portfolios are Arthur Andersen LLP, 33 West Monroe Street, Chicago, IL 60603. The accountants audit and report on the annual financial statements, review certain regulatory reports and the federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by a Trust.


                         DISTRIBUTOR


     Shares of Funds are distributed by Liberty Funds Distributor, Inc. (the "Distributor"), One Financial Center, Boston, MA 02111, under a Distribution Agreement. The Distributor is a subsidiary of Colonial Management Associates, Inc., which is an indirect subsidiary of Liberty Financial. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and
(ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party ("independent trustees"). The Distributor has no obligation, as underwriter, to buy Fund shares, and purchases shares only upon receipt of orders from authorized Intermediaries. The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.


     Each Fund offers one class of shares (Class K) and may in the future offer other classes of shares. Class K shares are offered at net asset value, subject to a Rule 12b-1 fee.


     The trustees of the Trust have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides that, as compensation for personal service and/or the maintenance of shareholder accounts, the Distributor receives a service fee at an annual rate not to exceed 0.25% of net assets attributed to each class of shares other than Class K shares. The Plan also provides that as compensation for the promotion and distribution of shares of the Funds including its expenses related to sale and promotion of Fund shares, the Distributor receives from each Fund a fee at an annual rate not exceeding 0.10% of the average net assets attributed to Class A shares, and 0.75% of the average net assets attributed to each of its Class B and Class C shares. The Plan further provides that, as compensation for services and/or distribution, the Distributor receives a fee at an annual rate not to exceed 0.25% of the average net assets attributable to Class K shares. At this time, the Distributor has voluntarily agreed to limit the Class A distribution fee to 0.05% annually. The Distributor may terminate this voluntary limitation without shareholder approval. Class B shares automatically convert to Class A shares approximately eight years after the Class B shares are purchased. Class C and Class K shares do not convert. The Distributor generally pays this amount to institutions that distribute Fund shares and provide services to the Funds and their shareholders. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Funds during any year may be more or less than the cost of distribution or other services provided to the Fund. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative sales charges paid. The Trust's Plan complies with those rules.

     The trustees believe that the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the trustees, including the independent trustees. The Plan may not be amended to increase the fee materially without approval by a vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by a vote of a majority of the independent trustees or by a vote of a majority of the outstanding voting securities of the relevant Class of shares.

     For the fiscal year ended Sept. 30, 1998, the Funds paid the following 12b-1 service and distribution fees:

           Advisor Growth & Income Fund     $
           Advisor Special Fund             $
<.R>

              TRANSFER AGENT AND SHAREHOLDER SERVICING




     Liberty Funds Services, Inc. (the "Transfer Agent"), P.O. Box 1722, Boston, MA 02105, an indirect subsidiary of Liberty Financial, is the agent of the Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records. For performing these services, the Transfer Agent receives from each Fund a fee based on the following annual rates:

                                            Class K Shares
Account maintenance and trade processing       0.05%
Client services                                0.25%
Total                                          0.30%

The Trust believes the charges by the Transfer Agent to the Funds are comparable to those of other companies performing similar services.


     Some intermediaries having special selling arrangements with the Distributor, including certain broker-dealers, bank trust departments, asset allocation programs sponsored by Stein Roe, wrap fee programs, and retirement plan service providers ("Intermediaries") that maintain nominee accounts with the Funds for their clients who are Fund shareholders, may be paid a fee from the Transfer Agent for shareholder servicing and accounting services they provide with respect to the underlying Fund shares.


                   PURCHASES AND REDEMPTIONS


     Purchases and redemptions are discussed in the Prospectus under the heading Your Account, and that information is incorporated herein by reference. It is the responsibility of any investment dealers, banks, or other institutions, including retirement plan service providers, through whom you purchase or redeem shares to establish procedures insuring the prompt transmission to the Trust of any such purchase order.

     The net asset value per share for each Fund is determined on days on which the New York Stock Exchange (the "NYSE") is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, net asset value of a Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time.


     The Trust intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Trust during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

     Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time the shares in the account do not have a value of at least $1,000. An investor will be notified that the value of his account is less than that minimum and allowed at least 30 days to bring the value of the account up to at least $1,000 before the redemption is processed. The Agreement and Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees.


     The Trust reserves the right to suspend or postpone redemptions of shares of the Funds during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.


                     PORTFOLIO TRANSACTIONS


     Stein Roe places the orders for the purchase and sale of portfolio securities and options and futures contracts. Stein Roe's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include Stein Roe's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; Stein Roe's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and Stein Roe's knowledge of actual or apparent operation problems of any broker or dealer. Recognizing the value of these factors, Stein Roe may cause a client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction.

     Stein Roe has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for clients in those cases where Stein Roe has discretion to select the broker or dealer by which the transaction is to be executed. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by Stein Roe. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by Stein Roe's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Stein Roe, and reports are made annually to the Board of Trustees.

     Where more than one broker or dealer is believed to be capable of providing a combination of best net price and execution with respect to a particular portfolio transaction, Stein Roe often selects a broker or dealer that has furnished it with investment research products or services such as: economic, industry or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized data bases; quotation equipment and services; research or analytical computer software and services; or services of economic and other consultants. Such selections are not made pursuant to any agreement or understanding with any of the brokers or dealers. However, Stein Roe does in some instances request a broker to provide a specific research or brokerage product or service which may be proprietary to the broker or produced by a third party and made available by the broker and, in such instances, the broker in agreeing to provide the research or brokerage product or service frequently will indicate to Stein Roe a specific or minimum amount of commissions which it expects to receive by reason of its provision of the product or service. Stein Roe does not agree with any broker to direct such specific or minimum amounts of commissions; however, Stein Roe does maintain an internal procedure to identify those brokers who provide it with research products or services and the value of such products or services, and Stein Roe endeavors to direct sufficient commissions on client transactions (including commissions on transactions in fixed income securities effected on an agency basis and, in the case of transactions for certain types of clients, dealer selling concessions on new issues of securities) to ensure the continued receipt of research products or services Stein Roe believes are useful.

     In a few instances, Stein Roe receives from a broker a product or service which is used by Stein Roe both for investment research and for administrative, marketing, or other non-research or brokerage purposes. In such an instance, Stein Roe makes a good faith effort to determine the relative proportion of its use of such product or service which is for investment research or brokerage, and that portion of the cost of obtaining such product or service may be defrayed through brokerage commissions generated by client transactions, while the remaining portion of the costs of obtaining the product or service is paid by Stein Roe in cash. Stein Roe may also receive research in connection with selling concessions and designations in fixed income offerings.

     The Funds and the Portfolios do not believe they pay brokerage commissions higher than those obtainable from other brokers in return for research or brokerage products or services provided by brokers. Research or brokerage products or services provided by brokers may be used by Stein Roe in servicing any or all of its clients and such research products or services may not necessarily be used by Stein Roe in connection with client accounts which paid commissions to the brokers providing such products or services.

     The table below shows information on brokerage commissions paid by the Portfolios:

                                         Growth & Income Special
                                         Portfolio       Portfolio
Total amount of brokerage commissions
  paid during the year ended 9/30/98
Amount of commissions paid to brokers
  or dealers who supplied research
  services to Stein Roe
Total dollar amount involved in such
  transactions (000 omitted)
Amount of commissions paid to brokers
  or dealers that were allocated to such
  brokers or dealers by the portfolio
  manager because of research services
  provided to the Portfolio
Total dollar amount involved in such
  transactions (000 omitted)
Total amount of brokerage commissions
  paid from inception to 9/30/97          $76,712       $458,431

     The Trusts have arranged for the custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for portfolio securities. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of the Association of the National Association of Securities Dealers.

     During the last fiscal year, certain Portfolios held securities issued by one or more of their regular broker-dealers or the parent of such broker-dealers that derive more than 15% of gross revenue from securities-related activities. Such holdings were as follows at Sept. 30, 1998:

                                                    Value of
                                                 Securities Held
Portfolio             Broker-Dealer               (in thousands)
----------------      --------------           ------------------





               ADDITIONAL INCOME TAX CONSIDERATIONS


     Each Fund and each Portfolio intend to qualify under Subchapter M of the Internal Revenue Code and to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders.


     Because dividend and capital gains distributions reduce net asset value, a shareholder who purchases shares shortly before a record date will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.

     Each Fund expects that less than 100% of its dividends will qualify for the deduction for dividends received by corporate shareholders.

     To the extent a Portfolio invests in foreign securities, it may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% its total assets at the close of any fiscal year consist of stock or securities of foreign corporations, the Portfolio may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their United States income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by a Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit may be required to treat a portion of dividends received from a Fund as separate category income for purposes of computing the limitations on the foreign tax credit available to such shareholders. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, the Funds will notify shareholders of the amount of (i) each shareholder's pro rata share of foreign income taxes paid and (ii) the portion of dividends which represents income from each foreign country, if the Fund qualifies to pass along such credit.



                      INVESTMENT PERFORMANCE

     A Fund may quote certain total return figures from time to time. A "Total Return" on a per share basis is the amount of dividends distributed per share plus or minus the change in the net asset value per share for a period. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

                                                                n
Average Annual Total Return is computed as follows: ERV = P(1+T)


Where:   P  =  a hypothetical initial payment of $1,000
          T  =  average annual total return
          n  =  number of years
        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period at the end of the period (or fractional portion).

     Each Fund invests all of its net investable assets in a separate series of SR&F Base Trust, which series has the same investment objective and substantially the same investment policies as the respective Fund (each such series hereinafter referred to as a "Portfolio"). Each Fund commenced operations on Feb. 14, 1997 and as of Oct. 15, 1997 designated its shares as Class K shares. The historical performance of each Fund's Class K shares for the period prior to Feb. 14, 1997 is based on the performance of its respective Portfolio restated to reflect the 12b-1 fees and other expenses as set forth in the prospectus, without giving effect to any fee reimbursement described therein and assuming reinvestment of dividends and capital gains. Historical performance as restated should not be interpreted as indicative of a Fund's future performance. The average annual returns for the Class K shares of each Fund as of Sept. 30, 1998, were as follows:

                                    TOTAL RETURN    AVERAGE ANNUAL
                    TOTAL RETURN     PERCENTAGE      TOTAL RETURN
                    ------------    -------------   --------------
Advisor Growth &
  Income Fund
     1 year
     5 years
    10 years

Advisor Special Fund
     1 year
     5 years
    10 years


     Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

     A Fund may note its mention or recognition in newspapers, magazines, or other media from time to time. However, the Funds assume no responsibility for the accuracy of such data.
Newspapers and magazines which might mention the Funds include, but are not limited to, the following:

Architectural Digest
Arizona Republic
Atlanta Constitution
Atlantic Monthly
Associated Press
Barron's
Bloomberg
Boston Globe
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN
Crain's Chicago Business
Consumer Reports
Consumer Digest
Dow Jones Investment Advisor
Dow Jones Newswire
Fee Advisor
Financial Planning
Financial World
Forbes
Fortune
Fund Action
Fund Marketing Alert
Gourmet
Individual Investor
Investment Dealers' Digest
Investment News
Investor's Business Daily
Kiplinger's Personal Finance Magazine
Knight-Ridder
Lipper Analytical Services
Los Angeles Times
Louis Rukeyser's Wall Street
Money
Money on Line
Morningstar
Mutual Fund Market News
Mutual Fund News Service
Mutual Funds Magazine
Newsday
Newsweek
New York Daily News
The New York Times
No-Load Fund Investor
Pension World
Pensions and Investment
Personal Investor
Physicians Financial News
Jane Bryant Quinn (syndicated column)
Reuters
The San Francisco Chronicle
Securities Industry Daily
Smart Money
Smithsonian
Strategic Insight
Street.com
Time
Travel & Leisure
USA Today
U.S. News & World Report
Value Line
The Wall Street Journal
The Washington Post
Working Women
Worth
Your Money

     In advertising and sales literature, a Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Funds. Comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance. All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Funds believe to be generally accurate. All of the Funds may compare their performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation. Each Fund's performance may be compared to the following indexes or averages:

Dow-Jones Industrial Average        New York Stock Exchange
Composite Index
Standard & Poor's 500 Stock Index   American Stock Exchange
Composite Index
Standard & Poor's 400 Industrials   NASDAQ Composite
Wilshire 5000                       NASDAQ Industrials
(These indexes are widely           (These indexes generally reflect
 recognized indicators of           the performance of stocks
 general U.S. stock market          traded in the indicated
 results.)                          markets.)


     In addition, the Funds may compare performance to the indicated benchmarks:

Benchmark                            Fund(s)
Lipper Equity Fund Average           Both Funds
Lipper General Equity Fund Average   Both Funds
Lipper Growth & Income Fund Average  Advisor Growth & Income Fund
Lipper Growth & Income Fund Index    Advisor Growth & Income Fund
Lipper Growth Fund Average           Advisor Special Fund
Lipper Growth Fund Index             Advisor Special Fund
Morningstar Domestic Stock Average   Both Funds
Morningstar Growth & Income Fund
   Average                           Advisor Growth & Income Fund
Morningstar Growth Fund Average      Advisor Special Fund
Morningstar Total Fund Average       Both Funds
Value Line Index  (Widely recognized
  indicator of the performance of
  small- and medium-sized company
  stocks)                            Advisor Special Fund


     Lipper Growth Fund Index reflects the net asset value weighted total return of the largest thirty growth funds and thirty growth and income funds, respectively, as calculated and published by Lipper. The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. The Funds may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify a Fund to a different category or develop (and place a Fund into) a new category, that Fund may compare its performance or ranking with those of other funds in the newly assigned category, as published by the service.

     A Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

     Of course, past performance is not indicative of future
results.
                        ________________

     To illustrate the historical returns on various types of financial assets, the Funds may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since
1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

              Common stocks
              Small company stocks
              Long-term corporate bonds
              Long-term government bonds
              Intermediate-term government bonds
              U.S. Treasury bills
              Consumer Price Index
              _____________________

     A Fund may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax deferral on a hypothetical investment. This chart assumes that an investor invested $2,000 a year on January 1, for any specified period, in both a Tax-Deferred Investment and a Taxable Investment, that both investments earn either 6%, 8% or 10% compounded annually, and that the investor withdrew the entire amount at the end of the period. (A tax rate of 39.6% is applied annually to the Taxable Investment and on the withdrawal of earnings on the Tax-Deferred Investment.)

               TAX-DEFERRED INVESTMENT VS. TAXABLE INVESTMENT

Interest
Rate   3%        5%        7%        9%        3%       5%        7%       9%
--------------------------------------------------------------------------------
Com-
pound-
ing
Years       Tax-Deferred Investment                 Taxable Investment
----  ------------------------------------  ------------------------------------
30   $82,955  $108,031  $145,856  $203,239  $80,217  $98,343  $121,466  $151,057
25    65,164    80,337   101,553   131,327   63,678   75,318    89,528   106,909
20    49,273    57,781    68,829    83,204   48,560   55,476    63,563    73,028
15    35,022    39,250    44,361    50,540   34,739   38,377    42,455    47,025
10    22,184    23,874    25,779    27,925   22,106   23,642    25,294    27,069
 5    10,565    10,969    11,393    11,840   10,557   10,943    11,342    11,754
 1    2,036      2,060     2,085     2,109    2,036    2,060     2,085     2,109

     Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.


        MASTER FUND/FEEDER FUND: STRUCTURE AND RISK FACTORS

     Each Fund (each a series of the Trust, an open-end management investment company) seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to that of the Fund. The shareholders of each Fund approved this policy of permitting a Fund to act as a feeder fund by investing in a Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of the Funds and the Portfolios. The management fees and expenses of the Funds and the Portfolios are described under Investment Advisory and Other Services. Each feeder Fund bears its proportionate share of the expenses of its master Portfolio.

     Stein Roe has provided investment management services in connection with other mutual funds employing the master fund/feeder fund structure since 1991.

     Each Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Aug. 23, 1993. The Declaration of Trust of Base Trust provides that a Fund and other investors in a Portfolio will be liable for all obligations of that Portfolio that are not satisfied by the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and a Portfolio was unable to meet its obligations. Accordingly, the trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of a Fund's investing in a Portfolio.

     The Declaration of Trust of Base Trust provides that a Portfolio will terminate 120 days after the withdrawal of a Fund or any other investor in the Portfolio, unless the remaining investors vote to agree to continue the business of the Portfolio. The trustees of the Trust may vote a Fund's interests in a Portfolio for such continuation without approval of the Fund's shareholders.

     The common investment objectives of the Funds and the Portfolios are nonfundamental and may be changed without shareholder approval, subject, however, to at least 30 days' advance written notice to a Fund's shareholders.

     The fundamental policies of each Fund and the corresponding fundamental policies of its master Portfolio can be changed only with shareholder approval. If a Fund, as a Portfolio investor, is requested to vote on a change in a fundamental policy of a Portfolio or any other matter pertaining to the Portfolio (other than continuation of the business of the Portfolio after withdrawal of another investor), the Fund will solicit proxies from its shareholders and vote its interest in the Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. A Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors in a Portfolio. If other investors hold a majority interest in a Portfolio, they could have voting control over that Portfolio.

     In the event that a Portfolio's fundamental policies were changed so as to be inconsistent with those of the corresponding Fund, the Board of Trustees of the Trust would consider what action might be taken, including changes to the Fund's fundamental policies, withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. Any of these actions would require the approval of a Fund's shareholders. A Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of a Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect the liquidity of the Fund.

     Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in the Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in the Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of the Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business.

     Base Trust may permit other investment companies and/or other institutional investors to invest in a Portfolio, but members of the general public may not invest directly in the Portfolio.
Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, might incur different administrative fees and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in a Portfolio. Investment by such other investors in a Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of the Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in a Portfolio could result in untimely liquidations of the Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of the Portfolio as a percentage of its net assets. As a result, a Portfolio's security holdings may become less diverse, resulting in increased risk.

     Information regarding other investors in a Portfolio may be obtained by writing to SR&F Base Trust at Suite 3200, One South Wacker Drive, Chicago, IL 60606, or by calling 800-338-2550. Stein Roe may provide administrative or other services to one or more of such investors.


                        APPENDIX-RATINGS

RATINGS IN GENERAL


     A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Stein Roe believes that the quality of debt securities should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.


     The following is a description of the characteristics of ratings of corporate debt securities used by Moody's Investors
Service, Inc. ("Moody's") and Standard & Poor's Corporation
("S&P").

RATINGS BY MOODY'S

Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

RATINGS BY S&P

AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1. This rating is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES:
The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.
                         _____________

   STATEMENT OF ADDITIONAL INFORMATION DATED FEB. 1, 1999


                 STEIN ROE ADVISOR TRUST
     Suite 3200, One South Wacker Drive, Chicago, IL  60606


            Stein Roe Advisor Growth Stock Fund
           Stein Roe Advisor Young Investor Fund

     This Statement of Additional Information ("SAI") is not a prospectus, but provides additional information that should be read in conjunction with each Fund's prospectus dated Feb. 1, 1999, and any supplements thereto ("Prospectus"). Financial statements, which are contained in the Funds' Annual Reports, are incorporated by reference into this SAI. A Prospectus and Annual Report may be obtained at no charge by calling (800) 426-3720.



                       TABLE OF CONTENTS
                                                     Page

General Information and History........................2
Investment Policies....................................3
Portfolio Investments and Strategies...................4
Investment Restrictions...............................20
Additional Investment Considerations..................22
Management............................................23
Financial Statements..................................27
Principal Shareholders................................27
Investment Advisory and Other Services................27
Custodian.............................................29
Independent Public Accountants........................30
Distributor...........................................30
Transfer Agent and Shareholder Servicing..............32
Purchases and Redemptions.............................33
Portfolio Transactions................................42
Additional Income Tax Considerations..................44
Investment Performance................................45
Master Fund/Feeder Fund: Structure and Risk Factors...48
Appendix-Ratings......................................51



               GENERAL INFORMATION AND HISTORY


     The mutual funds described in this SAI are the following separate series of Stein Roe Advisor Trust (the "Trust"):

     Stein Roe Advisor Growth Stock Fund ("Advisor Growth Stock
       Fund")
     Stein Roe Advisor Young Investor Fund ("Advisor Young
       Investor Fund")

     The above series are referred to collectively as "the Funds." Advisor Growth Stock Fund offers four classes of shares (Classes A, B, C and K) and Advisor Young Investor Fund offers two classes of shares (Classes A and K). On Sept. 13, 1996, the spelling of the name of the Trust was changed from Stein Roe Adviser Trust to Stein Roe Advisor Trust.

     The Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated July 31, 1996, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series as the Board may authorize. Currently, six series are authorized and outstanding. Each series invests in a separate portfolio of securities and other assets, with its own objectives and policies.

     Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against the Trust or any particular series shall look only to the assets of the Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations. The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of the Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.


     Each share of a series, without par value, is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series, and all shares of a series have equal rights in the event of liquidation of that series. Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940. All shares of all series of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

SPECIAL CONSIDERATIONS REGARDING MASTER FUND/FEEDER FUND STRUCTURE


     Rather than invest in securities directly, the Funds seek to achieve their objectives by pooling their assets with those of other investment companies for investment in a master fund having the identical investment objective and substantially the same investment policies as its feeder funds. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. Each Fund invests all of its net investable assets in a separate master fund that is a series of SR&F Base Trust, as follows:

Feeder Fund                 Master Fund
Advisor Growth Stock Fund   SR&F Growth Stock Portfolio ("Growth
                              Stock Portfolio")
Advisor Young Investor Fund SR&F Growth Investor Portfolio
                              ("Growth Investor Portfolio")

     The master funds are referred to collectively as the "Portfolios." For more information, please refer to Master
Fund/Feeder Fund: Structure and Risk Factors.

     Stein Roe & Farnham Incorporated ("Stein Roe") provides administrative and accounting and recordkeeping services to the Funds and Portfolios and provides investment advisory services to each Portfolio.


                       INVESTMENT POLICIES


     The Trust and SR&F Base Trust are open-end management investment companies. The Funds and the Portfolios are diversified, as that term is defined in the Investment Company Act of 1940.

     In pursuing its objective, each Portfolio will invest as described below and may employ the investment techniques described under Portfolio Investments and Strategies. The investment objective is a non-fundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities." /1/
-----------------
/1/ A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.
-----------------

ADVISOR GROWTH STOCK FUND

     Advisor Growth Stock Fund seeks to achieve its objective by investing in Growth Stock Portfolio. Their common investment objective is long-term capital appreciation. Growth Stock Portfolio attempts to achieve this objective by normally investing at least 65% of its total assets in common stocks and other equity-type securities (such as preferred stocks, securities convertible into or exchangeable for common stocks, and warrants or rights to purchase common stocks) that, in the opinion of Stein Roe, have long-term appreciation possibilities.

ADVISOR YOUNG INVESTOR FUND

     Advisor Young Investor Fund seeks to achieve its objective by investing in Growth Investor Portfolio. Their common investment objective is long-term capital appreciation. Growth Investor Portfolio invests primarily in common stocks and other equity-type securities that, in the opinion of Stein Roe, have long-term appreciation potential.

     Under normal circumstances, at least 65% of the total assets of Growth Investor Portfolio will be invested in securities of companies that, in the opinion of Stein Roe, directly or through one or more subsidiaries, affect the lives of young people. Such companies may include companies that produce products or services that young people use, are aware of, or could potentially have an interest in. Although Growth Investor Portfolio invests primarily in common stocks and other equity-type securities (such as preferred stocks, securities convertible into or exchangeable for common stocks, and warrants or rights to purchase common stocks), it may invest up to 35% of its total assets in debt securities.


               PORTFOLIO INVESTMENTS AND STRATEGIES

DEBT SECURITIES


     In pursuing its investment objective, a Portfolio may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in the investment portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

     Investments in debt securities by Growth Stock Portfolio are limited to those that are investment grade. Growth Investor Portfolio may invest up to 35% of its net assets in debt securities, but does not expect to invest more than 5% of its net assets in debt securities that are rated below investment grade. "Investment grade" refers to debt securities that are within the four highest grades assigned by a nationally recognized statistical rating organization or, if unrated, deemed to be of comparable quality by Stein Roe.

     Securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by a Portfolio is lost or reduced below investment grade, it is not required to dispose of the security, but Stein Roe will consider that fact in determining whether to continue to hold the security.


     Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy and are commonly referred to as "junk bonds."


     When Stein Roe determines that adverse market or economic conditions exist and considers a temporary defensive position advisable, a Portfolio may invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents.


DERIVATIVES


     Consistent with its objective, a Portfolio may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options, futures contracts, futures options, securities collateralized by underlying pools of mortgages or other receivables, floating rate instruments, and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency.

     Derivatives are most often used to manage investment risk or to create an investment position indirectly because using them is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.

     The successful use of Derivatives depends on Stein Roe's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.

     No Portfolio currently intends to invest more than 5% of its net assets in any type of Derivative except for options, futures contracts, and futures options. (See Options and Futures below.)


     Some mortgage-backed debt securities are of the "modified pass-through type," which means the interest and principal payments on mortgages in the pool are "passed through" to investors. During periods of declining interest rates, there is increased likelihood that mortgages will be prepaid, with a resulting loss of the full-term benefit of any premium paid by a Portfolio on purchase of such securities; in addition, the proceeds of prepayment would likely be invested at lower interest rates.

     Mortgage-backed securities provide either a pro rata interest in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs") that represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities, and are usually issued in multiple classes each of which has different payment rights, prepayment risks, and yield characteristics. Mortgage-backed securities involve the risk of prepayment on the underlying mortgages at a faster or slower rate than the established schedule. Prepayments generally increase with falling interest rates and decrease with rising rates but they also are influenced by economic, social, and market factors. If mortgages are pre-paid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by the Portfolio on purchase of the CMO, and the proceeds of prepayment would likely be invested at lower interest rates.

     Non-mortgage asset-backed securities usually have less prepayment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans that finance payments on the securities themselves.

     Floating rate instruments provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%.

CONVERTIBLE SECURITIES


     By investing in convertible securities, a Portfolio obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible, Stein Roe will consider substantially the same criteria that would be considered in purchasing the underlying stock. While convertible securities purchased by the Portfolios are frequently rated investment grade, they may purchase unrated securities or securities rated below investment grade if the securities meet Stein Roe's other investment criteria.
Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than either common stock or conventional debt securities. As a result, Stein Roe's own investment research and analysis tend to be more important in the purchase of such securities than other factors.


FOREIGN SECURITIES


     A Portfolio may invest up to 25% of its total assets in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than investment in securities of domestic issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a United States person. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. A Portfolio may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, it is likely to bear its proportionate share of the expenses of the depositary and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. No Portfolio currently intends to invest more than 5% of its net assets in unsponsored ADRs.

     As of Sept. 30, 1998, holdings of foreign companies, as a percentage of net assets, were ___% (__% in foreign securities and ___% in ADRs) for Growth Stock Portfolio and ___% (___% in foreign securities and ___% in ADRs) for Growth Investor Portfolio.

     With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in a Portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)


     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.


     Although the Portfolios will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.


     Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.


     The Portfolios' foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Portfolio arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows a Portfolio to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. A Portfolio may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that it may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held. No Portfolio may engage in "speculative" currency exchange transactions.

     At the maturity of a forward contract to deliver a particular currency, a Portfolio may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Portfolio to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency it is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency it is obligated to deliver.

     If a Portfolio retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward contract prices.
If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, it will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Portfolio of unrealized profits or force it to cover its commitments for purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Portfolio to hedge against a devaluation that is so generally anticipated that it is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Portfolio of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.


LENDING OF PORTFOLIO SECURITIES


     Subject to restriction (5) under Investment Restrictions in this SAI, a Portfolio may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Portfolio would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Stein Roe's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, it could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while it seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.


REPURCHASE AGREEMENTS


     A Portfolio may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to a Portfolio in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, a Portfolio could experience both losses and delays in liquidating its collateral.


WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES; REVERSE REPURCHASE
AGREEMENTS


     A Portfolio may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time it enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Portfolio makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Stein Roe deems it advisable for investment reasons. No Portfolio currently intends to make commitments to purchase when-issued securities in excess of 5% of its net assets.

     A Portfolio may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which it is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

     At the time a Portfolio enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) having a value at least as great as the purchase price of the securities to be purchased will be segregated on its books and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.


SHORT SALES "AGAINST THE BOX"


     A Portfolio may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. A Portfolio may make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

     In a short sale against the box, a Portfolio does not deliver from its portfolio the securities sold. Instead, the Portfolio borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Portfolio, to the purchaser of such securities. The Portfolio is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Portfolio must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. The Portfolio is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. The Portfolio may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

     Short sales may protect a Portfolio against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Portfolio owns, either directly or indirectly, and, in the case where it owns convertible securities, changes in the conversion premium.

     Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Portfolio replaces the borrowed security, it will incur a loss and if the price declines during this period, it will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Portfolio may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which a Portfolio is able to enter into short sales. There is no limitation on the amount of assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. No Portfolio will invest more than 5% of its total assets in short sales against the box.


RULE 144A SECURITIES


     A Portfolio may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933. That Rule permits certain qualified institutional buyers, such as a Portfolio, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Stein Roe, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the restriction on investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Stein Roe will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Stein Roe could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Portfolio's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that it does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of its assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. No Portfolio expects to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by Stein Roe.


SWAPS, CAPS, FLOORS AND COLLARS


     A Portfolio may enter into swaps and may purchase or sell related caps, floors and collars. A Portfolio would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Portfolios intend to use these techniques as hedges and not as speculative investments and will not sell interest rate income stream they may be obligated to pay.

     A swap agreement is generally individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease a Portfolio's exposure to changes in the value of an index of securities in which it might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. A Portfolio may enter into any form of swap agreement if Stein Roe determines it is consistent with its investment objective and policies.

     A swap agreement tends to shift investment exposure from one type of investment to another. For example, if a Portfolio agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase its exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of a Portfolio's investments and its net asset value.

     The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from a Portfolio. If a swap agreement calls for payments by a Portfolio, it must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. No Portfolio will enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Corporation or Moody's Investors Service, Inc. or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by Stein Roe.


     The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and floor that preserves a certain return within a predetermined range of interest rates or values.


     At the time a Portfolio enters into swap arrangements or purchases or sells caps, floors or collars, liquid assets of the Portfolio having a value at least as great as the commitment underlying the obligations will be segregated on its books and held by the custodian throughout the period of the obligation.


LINE OF CREDIT


     Subject to restriction (6) under Investment Restrictions in this SAI, each Fund and Portfolio may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.


INTERFUND BORROWING AND LENDING PROGRAM


     Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund and Portfolio may lend money to and borrow money from other mutual funds advised by Stein Roe. They will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.


PORTFOLIO TURNOVER


     Although the Portfolios do not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Portfolios' flexibility of investment and emphasis on growth of capital, they may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover if it should occur, would result in increased transaction expenses, which must be borne by the Portfolio. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.


OPTIONS ON SECURITIES AND INDEXES


     A Portfolio may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq. A Portfolio may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.


     An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)


     A Portfolio will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if a Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

     If an option written by a Portfolio expires, it realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Portfolio expires, it realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Portfolio desires.

     The Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, it will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, it will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     A put or call option purchased by a Portfolio is an asset, valued initially at the premium paid for the option. The premium received for an option written by a Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.


     Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.


     There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. If a Portfolio were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Portfolio were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Portfolio foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased or written by a Portfolio, it would not be able to close out the option. If restrictions on exercise were imposed, It might be unable to exercise an option it has purchased.


FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS


     A Portfolio may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index /2/ at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies).
Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.
-------------
/2/ A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.
------------

     A Portfolio may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A Portfolio might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the portfolio securities or the price of the securities that the Portfolio intends to purchase. Although other techniques could be used to reduce or increase portfolio exposure to stock price, interest rate and currency fluctuations, it may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     A Portfolio will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     The success of any futures transaction depends on accurate predictions of changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Stein Roe might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

     When a purchase or sale of a futures contract is made by a Portfolio, it is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. A Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by a Portfolio does not represent a borrowing or loan by it but is instead settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, a Portfolio will mark-to-market its open futures positions.

     A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain, or if it is more, it realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, it realizes a capital gain, or if it is less, it realizes a capital loss. The transaction costs must also be included in these calculations.


RISKS ASSOCIATED WITH FUTURES


     There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the investment portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the investment portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.


     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.


     There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures or futures option position. The Portfolio would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.


LIMITATIONS ON OPTIONS AND FUTURES


     If other options, futures contracts, or futures options of types other than those described herein are traded in the future, a Portfolio may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the investment objective.

     A Portfolio will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by it plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," /3/ would exceed 5% of total assets.
----------------
/3/ A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.
----------------

     When purchasing a futures contract or writing a put option on a futures contract, the Portfolio must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Portfolio similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out.

     A Portfolio may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the Portfolio and the positions. For this purpose, to the extent a Portfolio has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," a Portfolio will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%].


TAXATION OF OPTIONS AND FUTURES


     If a Portfolio exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by it, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

     If a call or put option written by a Portfolio is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the Portfolio, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Portfolio was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

     If a Portfolio writes an equity call option /4/ other than a "qualified covered call option," as defined in the Internal
Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.


-----------------
/4/ An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).
-----------------

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Portfolio delivers securities under a futures contract, it also realizes a capital gain or loss on those securities.


     For federal income tax purposes, a Portfolio generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a
Portfolio: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

     If a Portfolio were to enter into a short index future, short index futures option or short index option position and its portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and its stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

     In order for a Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

     Each Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the other investments, and shareholders are advised of the nature of the payments.


     The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

                    INVESTMENT RESTRICTIONS


     Each Fund and Portfolio operates under the following investment restrictions. No Fund or Portfolio may:

     (1) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (2) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer, [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (3) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;


     (4) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

     (5) make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

     (6) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law, and (c) enter into futures and options transactions; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;


     (7) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or


     (8) issue any senior security except to the extent permitted under the Investment Company Act of 1940.


     The above restrictions (other than bracketed portions thereof) are fundamental policies and may not be changed without the approval of a "majority of the outstanding voting securities" as defined above. The Funds and Portfolios are also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. None of the following restrictions shall prevent a Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially the same investment policies. A Fund or Portfolio may not:


     (a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof (except that it may enter into transactions in options, futures, and options on futures); (iii) shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; and (iv) limited partnerships in real estate unless they are readily marketable;

     (b) invest in companies for the purpose of exercising control or management;

     (c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of the its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

     (d) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock
Exchange;

     (e) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

     (f) invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person);

     (g) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;


     (h) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;


     (i) invest more than 5% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

     (j) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

              ADDITIONAL INVESTMENT CONSIDERATIONS


     Stein Roe seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to build wealth for generations, it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns, as appropriate for the particular client or managed account. Stein Roe's focus on a long-term investment style can result in lower turnover rates, often leading to increased tax efficiencies for shareholders subject to income tax. Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:


What are my investment goals?
It is important to a choose a fund that has investment objectives compatible with your investment goals.

What is my investment time frame?
If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?
All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type.
However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

     In general, equity mutual funds emphasize long-term capital appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.


     In addition, Stein Roe believes that investment in a high yield fund provides an opportunity to diversify an investment portfolio because the economic factors that affect the performance of high-yield, high-risk debt securities differ from those that affect the performance of high-quality debt securities or equity securities.


                           MANAGEMENT


     The Board of Trustees of the Trust has overall management responsibility for the Trust and the Fund. The following table sets forth certain information with respect to the trustees and officers of the Trust:

                           Position(s) held          Principal occupation(s)
Name                       with the Trust            during past five years
------------------         ------------------------  -----------------------------------
William D. Andrews, 51 (4) Executive Vice-President  Executive vice president of Stein
                                                     Roe & Farnham Incorporated (Stein
                                                     Roe)

Gary A. Anetsberger, 43(4) Senior Vice-President     Chief financial officer and chief
                                                     administrative officer of the Mutual
                                                     Funds division of Stein Roe; senior
                                                     vice president of Stein Roe since
                                                     April 1996; vice president of Stein
                                                     Roe prior thereto

John A. Bacon Jr.,70(3)(4) Trustee                   Private investor

William W. Boyd, 72        Trustee                   Chairman and director of Sterling
  (2) (3) (4)                                        Plumbing (manufacturer of plumbing
                                                     products)

David P. Brady, 34         Vice-President            Senior vice president of Stein Roe
                                                     since March 1998; vice president of
                                                     Stein Roe from Nov. 1995 to March
                                                     1998; portfolio manager for Stein
                                                     Roe since 1993

Thomas W. Butch, 42 (4)    President                 President of the Mutual Funds
                                                     division of Stein Roe since March
                                                     1998; senior vice president of Stein
                                                     Roe from Sept. 1994 to March 1998;
                                                     first vice president, corporate
                                                     communications, of Mellon Bank
                                                     Corporation prior thereto

Daniel K. Cantor, 39       Vice-President            Senior vice president of Stein Roe

Kevin M. Carome, 42 (4)    Vice-President;           Associate general counsel and (since
                           Assistant Secretary       Feb. 1995) vice president of Liberty
                                                     Financial Companies, Inc.; general
                                                     counsel and secretary of Stein Roe
                                                     since Jan. 1998

Kevin Connaughton          Vice-President            ________

Lindsay Cook, 46 (1)(2)(4) Trustee                   Executive vice president of Liberty
                                                     Financial Companies, Inc. (the
                                                     indirect parent of Stein Roe) since
                                                     March 1997; senior vice president
                                                     prior thereto

Erik P. Gustafson, 35      Vice-President            Senior portfolio manager of Stein
                                                     Roe; senior vice president of Stein
                                                     Roe since April 1996; vice president
                                                     of Stein Roe from May 1994 to April
                                                     1996; associate of Stein Roe prior
                                                     thereto

Douglas A. Hacker,43(3)(4) Trustee                   Senior vice president and chief
                                                     financial officer of UAL, Inc.
                                                     (airline) since July 1994; senior
                                                     vice president, finance of UAL, Inc.
                                                     prior thereto

Loren A. Hansen, 50 (4)    Executive Vice-President  Chief investment officer of CMA
                                                     ("CMA") since 1997; executive vice
                                                     president of Stein Roe since Dec.
                                                     1995; vice president of The Northern
                                                     Trust (bank) prior thereto

James P. Haynie, __        Vice-President            Vice President of Stein Roe since
                                                     Oct. 1998; Vice President of CMA
                                                     since 1993

Harvey B. Hirschhorn, 49   Vice-President            Executive vice president, senior
                                                     portfolio manager, and chief
                                                     economist and investment strategist
                                                     of Stein Roe; director of research
                                                     of Stein Roe, 1991 to 1995

Timothy J. Jacoby, 46      Vice-President            Fund treasurer for The Colonial
                                                     Group since Sept. 1996; chief
                                                     financial officer for Fidelity
                                                     Investments since August 1997;
                                                     senior vice president of Fidelity
                                                     Investments from Sept. 1993 to Sept.
                                                     1996

Janet Langford Kelly, 41   Trustee                   Senior vice president, secretary and
 (3) (4)                                             general counsel of Sara Lee
                                                     Corporation (branded, packaged,
                                                     consumer-products manufacturer)
                                                     since 1995; partner of Sidley &
                                                     Austin (law firm) prior thereto

Michael T. Kennedy, 36     Vice-President            Senior vice president of Stein Roe
                                                     since Oct. 1994; vice president of
                                                     Stein Roe prior thereto

Gail D. Knudsen, 36        Vice-President            Vice president and assistant
                                                     controller of CMA

Stephen F. Lockman, 37     Vice-President            Senior vice president, portfolio
                                                     manager, and credit analyst of the
                                                     Adviser since 1994; portfolio
                                                     manager for Illinois State Board of
                                                     Investment prior thereto

Eric S. Maddix, 35         Vice-President            Senior vice president of Stein Roe
                                                     since March 1998; vice president of
                                                     Stein Roe from Nov. 1995 to March
                                                     1998; portfolio manager or research
                                                     assistant for Stein Roe since 1987

Lynn C. Maddox, 58         Vice-President            Senior vice president of Stein Roe

Arthur J. McQueen, 40      Vice-President            Senior vice president of Stein Roe

Charles R. Nelson, 56      Trustee                   Van Voorhis Professor of Political
  (3) (4)                                            Economy, Department of Economics of
                                                     the University of Washington

Maureen G. Newman, 39      Vice-President            Vice President of Stein Roe since
                                                     Nov. 1998; portfolio manager and
                                                     vice president of CMA since May
                                                     1996; portfolio manager and bond
                                                     analyst at Fidelity Investments from
                                                     May 1985 to May 1996

Nicolette D. Parrish,49(4) Vice-President;           Senior legal assistant and assistant
                           Assistant Secretary       secretary of Stein Roe

Gita R. Rao, 39            Vice-President            Vice President of Stein Roe since
                                                     Oct. 1998; vice president and
                                                     portfolio manager for CMA since
                                                     1995; global equity research analyst
                                                     at Fidelity Management & Research
                                                     Company prior thereto

Michael E. Rega, 39        Vice-President            Vice President of Stein Roe since
                                                     Oct. 1998; Vice President of CMA
                                                     since 1996

Janet B. Rysz, 43 (4)      Assistant Secretary       Senior legal assistant and assistant
                                                     secretary of Stein Roe

M. Gerard Sandel, 44       Vice-President            Senior vice president of Stein Roe
                                                     since July 1997; vice president of
                                                     M&I Investment Management
                                                     Corporation prior thereto

Gloria J. Santella, 41     Vice-President            Senior vice president of Stein Roe
                                                     since Nov. 1995; vice president of
                                                     Stein Roe prior thereto

Thomas C. Theobald, 61     Trustee                   Managing director, William Blair
  (3)(4)                                             Capital Partners (private equity
                                                     fund) since 1994; chief executive
                                                     officer and chairman of the Board of
                                                     Directors of Continental Bank
                                                     Corporation, 1987-1994

Scott E. Volk, 27 (4)      Treasurer                 Financial reporting manager for
                                                     Stein Roe's Mutual Funds division
                                                     since Oct. 1997; senior auditor with
                                                     Ernst & Young LLP from Sept. 1993 to
                                                     April 1996 and from Oct. 1996 to
                                                     Sept. 1997; financial analyst with
                                                     John Nuveen & Company Inc. from May
                                                     1996 to Sept. 1996

Heidi J. Walter, 31 (4)    Vice-President; Secretary Vice president of Stein Roe since
                                                     March 1998; senior legal counsel for
                                                     Stein Roe since Feb. 1998; legal
                                                     counsel for Stein Roe from March
                                                     1995 to Jan. 1998; associate with
                                                     Beeler Schad & Diamond, PC (law
                                                     firm) prior thereto

Hans P. Ziegler (4), 57    Executive Vice-President  Director and Executive Vice-
                                                     President of Stein Roe since May
                                                     1994; President of the Investment
                                                     Counsel division of Stein Roe prior
                                                     thereto

_________________________
(1) Trustee who is an "interested person" of the Trust and of Stein Roe, as defined in the Investment Company Act of 1940.
(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.
(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.
(4) This person holds the corresponding officer or trustee position with SR&F Base Trust.

     Certain of the trustees and officers of the Trust are trustees or officers of other investment companies managed by Stein Roe. Mr. Anetsberger, Mr. Butch, and Ms. Walter are also officers of Liberty Funds Distributor, Inc., the Fund's distributor. The address of Mr. Bacon is 4N640 Honey Hill Road, Box 296, Wayne, IL 60184; that of Mr. Boyd is 2900 Golf Road, Rolling Meadows, IL 60008; that of Mr. Cook is 600 Atlantic Avenue, Boston, MA 02210; that of Mr. Hacker is P.O. Box 66100, Chicago, IL 60666; that of Ms. Kelly is Three First National Plaza, Chicago, IL 60602; that of Mr. Nelson is Department of Economics, University of Washington, Seattle, WA 98195; that of Mr. Theobald is Suite 3300, 222 West Adams Street, Chicago, IL 60606; that of Mr. Cantor is 1330 Avenue of the Americas, New York, NY 10019; that of Ms. Knudsen, Ms. Newman, Ms. Rao, and Messrs. Connaughton, Haynie, Jacoby, and Rega is One Financial Center, Boston, MA 02111; and that of the other officers is One South Wacker Drive, Chicago, IL 60606.

     Officers and trustees affiliated with Stein Roe serve without any compensation from the Trust. In compensation for their services to the Trust, trustees who are not "interested persons" of the Trust or Stein Roe are paid an annual retainer plus an attendance fee for each meeting of the Board or standing committee thereof attended. The Trust has no retirement or pension plan. The following table sets forth compensation paid during the fiscal year ended Sept. 30, 1998 to each of the trustees:

                                          Compensation from the
                                          Stein Roe Fund Complex*
                                          -----------------------
                  Aggregate Compensation     Total       Average
Name of Trustee       from the Trust      Compensation  Per Series
------------------- --------------------  ------------  ----------
Timothy K. Armour**       -0-                 -0-          -0-
Thomas W. Butch**         -0-                 -0-          -0-
Lindsay Cook              -0-                 -0-          -0-
John A. Bacon Jr.**       -0-                 -0-          -0-
Kenneth L. Block**
William W. Boyd
Douglas A. Hacker
Janet Langford Kelly
Francis W. Morley**
Charles R. Nelson
Thomas C. Theobald
_______________
 * At Sept. 30, 1998, the Stein Roe Fund Complex consisted of 10 series of the Trust, 11 series of Stein Roe Investment Trust, four series of Stein Roe Income Trust, four series of Stein Roe Municipal Trust, one series of Stein Roe Institutional Trust, one series of Stein Roe Trust, and 13 series of SR&F Base Trust. **Messrs. Block and Morley retired as trustees on Dec. 31, 1997. Mr. Armour resigned as a trustee on April 14, 1998. Mr. Butch served as a trustee from April 14, 1998 to Nov. 3, 1998. Mr. Bacon was elected a trustee effective Nov. 3, 1998.


                      FINANCIAL STATEMENTS


     Please refer to the Sept. 30, 1998 Financial Statements (statements of assets and liabilities and schedules of investments as of Sept. 30, 1998 and the statements of operations, changes in net assets, and notes thereto) and the report of independent public accountants contained in the Sept. 30, 1998 Annual Reports. The Financial Statements and the report of independent public accountants (but no other material from the Annual Reports) are incorporated herein by reference. An Annual Report may be obtained at no charge by telephoning 800-322-1130.


                     PRINCIPAL SHAREHOLDERS


     As of October 31, 1998, the only persons known by the Trust to own of record or "beneficially" 5% or more of outstanding shares of any class of a Fund within the definition of that term as contained in Rule 13d-3 under the Securities Exchange Act of 1934 were as follows:

                                        Approximate Percentage of
Name and Address    Fund/Class           Outstanding Shares Held
----------------    ----------------    ------------------------






               INVESTMENT ADVISORY AND OTHER SERVICES




     Stein Roe & Farnham Incorporated provides investment management services to the Portfolios and administrative services to the Funds and the Portfolios. Stein Roe is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), the Fund's transfer agent, which is a wholly owned subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), which is a majority owned subsidiary of Liberty Corporate Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912.

     The directors of Stein Roe are Kenneth R. Leibler, C. Allen Merritt, Jr., Thomas W. Butch, and Hans P. Ziegler. Mr. Leibler is President and Chief Executive Officer of Liberty Financial; Mr. Merritt is Chief Operating Officer of Liberty Financial; Mr. Butch is President of Stein Roe's Mutual Funds division; and Mr. Ziegler is Chief Executive Officer of Stein Roe. The business address of Messrs. Leibler and Merritt is 600 Atlantic Avenue, Boston, MA 02210; and that of Messrs. Butch and Ziegler is One South Wacker Drive, Chicago, IL 60606.

     Stein Roe and its predecessor have been providing investment advisory services since 1932. Stein Roe acts as investment adviser to wealthy individuals, trustees, pension and profit sharing plans, charitable organizations, and other institutional investors. As of Sept. 30, 1998, Stein Roe managed over $28.3 billion in assets: over $9.4 billion in equities and over $18.9 billion in fixed income securities (including $1.1 billion in municipal securities). The $28.3 billion in managed assets included over $8.3 billion held by open-end mutual funds managed by Stein Roe (approximately 14% of the mutual fund assets were held by clients of Stein Roe). These mutual funds were owned by over 295,000 shareholders. The $8.3 billion in mutual fund assets included over $637 million in over 43,000 IRA accounts. In managing those assets, Stein Roe utilizes a proprietary computer-based information system that maintains and regularly updates information for approximately 7,500 companies. Stein Roe also monitors over 1,400 issues via a proprietary credit analysis system. At Sept. 30, 1998, Stein Roe employed 18 research analysts and 55 account managers. The average investment-related experience of these individuals was 17 years.

     In return for its services, Stein Roe is entitled to receive a monthly administrative fee from each Fund and a monthly management fee from each Portfolio. The table below shows the annual rates of such fees as a percentage of average net assets
(shown in millions), gross fees paid since commencement of operations, and any expense reimbursements by Stein Roe:

                                                          Year Ended  Year Ended
Fund/Portfolio     Type           Current Rates            9/30/98     9/30/97
Advisor Growth
  Stock Fund       Administrative .15% up to $500,
                                  .125% next $500,
                                  .10% thereafter                       $    166
   Class A         Reimbursement   Expenses exceeding 1.40%               60,346
   Class B         Reimbursement   Expenses exceeding 2.10%                    -
   Class C         Reimbursement   Expenses exceeding 2.10%                    -
   Class K         Reimbursement   Expenses exceeding 1.35%                    -

Growth Stock
  Portfolio        Management     .60% up to $500,
                                  .55% next $500,
                                  .50% thereafter                      2,119,803

Advisor Young
  Investor Fund    Administrative .20% up to $500,
                                  .150% next $500,
                                  .125% thereafter                           129
    Class A        Reimbursement   Expenses exceeding 1.65%               56,653
    Class K        Reimbursement   Expenses exceeding 1.50%                    -

Growth Investor
  Portfolio        Management      .60% up to $500,
                                   .55% next $500, .50% thereafter     1,191,731

     Stein Roe provides office space and executive and other personnel to the Funds and bears any sales or promotional expenses. Each Fund pays all expenses other than those paid by Stein Roe, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

     The administrative agreement provides that Stein Roe shall reimburse each Fund to the extent that its total annual expenses (including fees paid to Stein Roe, but excluding taxes, interest, commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which its shares are being offered for sale to the public; provided, however, Stein Roe is not required to reimburse a Fund an amount in excess of fees paid under that agreement for such year. In addition, in the interest of further limiting expenses of a Fund, Stein Roe may voluntarily waive its fees and/or absorb certain expenses, as described under The Fund-Your Expenses in the Prospectus. Any such reimbursement will enhance the yield of such Fund.

     The management agreement provides that neither Stein Roe, nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Trust for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by Stein Roe of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

     Any expenses that are attributable solely to the organization, operation, or business of a series of the Trust are paid solely out of the assets of that series. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as Stein Roe determines is fair and appropriate, unless otherwise specified by the Board of Trustees.


BOOKKEEPING AND ACCOUNTING AGREEMENT


     Pursuant to a separate agreement with the Trust, Stein Roe receives a fee for performing certain bookkeeping and accounting services. For services provided to the Trust, Stein Roe receives an annual fee of $25,000 per Fund plus .0025 of 1% of average net assets over $50 million. During the fiscal years ended Sept. 30, 1997 and 1998, Stein Roe received $109,375 and $____, respectively, from the Trust for services provided under this agreement.


                          CUSTODIAN


     State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, MA 02101, is the custodian for the Trust and SR&F Base Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.


     Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the Investment Company Act of 1940.


     The Board of Trustees of each Trust reviews, at least annually, whether it is in the best interests of the Portfolios, the Funds, and their shareholders to maintain assets in each of the countries in which it invests with particular foreign sub-custodians in such countries, pursuant to contracts between such respective foreign sub-custodians and the Bank. The review includes an assessment of the risks of holding assets in any such country (including risks of expropriation or imposition of exchange controls), the operational capability and reliability of each such foreign sub-custodian, and the impact of local laws on each such custody arrangement. Each Board of Trustees is aided in its review by the Bank, which has assembled the network of foreign sub-custodians, as well as by Stein Roe and counsel. However, with respect to foreign sub-custodians, there can be no assurance that a Fund and the value of its shares will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over or enforcing judgments against the foreign sub-custodians, or application of foreign law to foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

     The Funds and Portfolios may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.


              INDEPENDENT PUBLIC ACCOUNTANTS


     The independent public accountants for the Funds and Portfolios are Arthur Andersen LLP, 33 West Monroe Street,
Chicago, IL 60603. The accountants audit and report on the annual financial statements, review certain regulatory reports and the federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by a Trust.


                       DISTRIBUTOR


     Shares of the Funds are distributed by Liberty Funds Distributor, Inc. (the "Distributor"), One Financial Center, Boston, MA 02111, an indirect subsidiary of Liberty Financial, under a Distribution Agreement. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and
(ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party ("independent trustees"). The Distributor has no obligation, as underwriter, to buy Fund shares, and purchases shares only upon receipt of orders from authorized financial service firms or investors. The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.


12b-1 Plans, Contingent Deferred Sales Charges, and Conversion of
Shares


     The trustees of the Trust have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides that, as compensation for personal service and/or the maintenance of shareholder accounts, the Distributor receives a service fee at an annual rate not to exceed 0.25% of net assets attributed to each class of shares other than Class K shares. The Plan also provides that as compensation for the promotion and distribution of shares of a Fund including its expenses related to sale and promotion of Fund shares, the Distributor receives from the Fund a fee at an annual rate not exceeding 0.10% of the average net assets attributed to Class A shares, and 0.75% of the average net assets attributed to each of its Class B and Class C shares. The Plan further provides that, as compensation for services and/or distribution, the Distributor receives a fee at an annual rate not to exceed 0.25% of the average net assets attributable to Class K shares. At this time, the Distributor has voluntarily agreed to limit the Class A distribution fee to 0.05% annually. The Distributor may terminate this voluntary limitation without shareholder approval. Class B shares automatically convert to Class A shares approximately eight years after the Class B shares are purchased. Class C and Class K shares do not convert. The Distributor generally pays this amount to institutions that distribute Fund shares and provide services to the Funds and their shareholders. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by a Fund during any year may be more or less than the cost of distribution or other services provided to the Fund. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative sales charges paid. The Trust's Plan complies with those rules.

     The trustees believe that the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the trustees, including the independent trustees. The Plan may not be amended to increase the fee materially without approval by a vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by a vote of a majority of the independent trustees or by a vote of a majority of the outstanding voting securities of the relevant Class of shares.

     Advisor Young Investor Fund offers two classes of shares (Class A and Class K) and Advisor Growth Stock Fund offers four classes of shares (Class A, Class B, Class C, and Class K). The Funds may in the future offer other classes of shares. Class K shares are offered at net asset value, subject to a Rule 12b-1 fee. Class A shares of Advisor Young Investor Fund are offered at net asset value and a subject to a Rule 12b-1 fee and a contingent deferred sales charge on redemptions made within three years of purchase. Class A shares of Advisor Growth Stock Fund are offered at net asset value plus a front-end sales charge to be imposed at the time of purchase and are subject to a Rule 12b-1 fee. Class B shares are offered at net asset value subject to a Rule 12b-1 fee and a declining contingent deferred sales charge on redemptions made within six years of purchase. Class C shares are offered at net asset value, subject to a Rule 12b-1 fee and a contingent deferred sales charge on redemptions made within one year of purchase. The contingent deferred sales charges are described in the Prospectus.


     No contingent deferred sales charge will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any contingent deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions, and finally of other shares held by the shareholder for the longest time.


     Eight years after the end of the month in which a Class B share is purchased, such shares and a pro-rated portion of any shares issued on the reinvestment of distributions will be automatically invested into Class A shares of that Fund having an equal value, which are not subject to the distribution or service fee.

12b-1 fees paid for the fiscal year ended Sept. 30, 1998:

Advisor Growth Stock Fund       Advisor Young Investor Fund
Service Fee                $    Service Fee                  $
Distribution Fee - Class A      Distribution Fee - Class A
Distribution Fee - Class B      Distribution Fee - Class K
Distribution Fee - Class C
Distribution Fee - Class K

Sales charges paid for the fiscal year ended Sept. 30, 1998:

                                Advisor Growth   Advisor Young
                                Stock Fund       Investor Fund
Aggregate initial sales charges
  on Fund shares sales           $                   $
Initial sales charges retained
  by the Distributor
Aggregate CDSCs on Fund
  redemptions retained by
  the Distributor

Sales-related expenses (dollars in thousands) of the Distributor relating to the Funds for the year ended Sept. 30, 1998:

                                                     Advisor Young
                        Advisor Growth Stock Fund    Investor Fund
                       Class A   Class B   Class C      Class A
Fees to FSFs            $         $        $            $
Cost of sales material
  relating to the Fund
  (including printing
  and mailing expenses)
Allocated travel,
  entertainment, and
  other promotional
  expenses (including
  advertising)


                TRANSFER AGENT AND SHAREHOLDER SERVICING


     Liberty Funds Services, Inc. (the "Transfer Agent"), P.O. Box 1722, Boston, MA 02105, an indirect subsidiary of Liberty Financial, is the agent of the Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records. For performing these services, the Transfer Agent receives from each Fund a fee based on the following annual rates:

                     Class K  Class A      Class B       Class C
Account maintenance
  and trade
  processing          0.05%  Bundled Fee  Bundled Fee  Bundled Fee
Client services       0.25%
Total                 0.30%  0.236%       0.236%       0.236%

The Trust believes the charges by the Transfer Agent to the Funds are comparable to those of other companies performing similar services.

     Some financial services firms ("FSF") or other intermediaries having special selling arrangements with the Distributor, including certain bank trust departments, wrap fee programs and retirement plan service providers ("Intermediaries") that maintain nominee accounts with the Funds for their clients who are Fund shareholders, may be paid a fee from the Transfer Agent for shareholder servicing and accounting services they provide with respect to the underlying Fund shares.


                  PURCHASES AND REDEMPTIONS


     Purchases and redemptions are discussed in the Prospectus under the heading Your Account, and that information is incorporated herein by reference. It is the responsibility of any investment dealers, banks, or other institutions, including retirement plan service providers, through whom you purchase or redeem shares to establish procedures insuring the prompt transmission to the Trust of any order.

     The Funds will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is received in good order. The public offering price is the net asset value plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs or Intermediaries, the public offering price will be determined on the day the order is placed in good order, but only if the FSF or Intermediary receives the order prior to the time at which shares are valued and transmits it to the Fund before that day's transactions are processed. If the FSF or Intermediary fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF or Intermediary. If the FSF or Intermediary receives the order after the time at which the Fund values its shares, the price will be based on the net asset value determined as of the close of the NYSE on the next day it is open. If funds for the purchase of shares are sent directly to the Transfer Agent, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

     Each Fund receives the entire net asset value of shares sold. For Class A shares of Advisor Growth Stock Fund, which are subject to an initial sales charge, the Distributor's commission is the sales charge shown in the Prospectus less any applicable FSF or Intermediary discount. The FSF or Intermediary discount is the same for all FSFs or Intermediaries, except that the Distributor retains the entire sales charge on any sales made to a shareholder who does not specify an FSF or Intermediary on the application, and except that the Distributor may from time to time reallow additional amounts to all or certain FSFs or Intermediaries. The Distributor generally retains 100% of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse the Distributor for any up-front and/or ongoing commissions paid to FSFs or Intermediaries.

     Checks presented for the purchase of Fund shares which are returned by the purchaser's bank will subject the purchaser to a $15 service fee for each check returned.


     The Transfer Agent acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF or Intermediary will receive the applicable sales commission. Shareholders may change FSFs or Intermediaries at any time by written notice to the Transfer Agent, provided the new FSF or Intermediary has a sales agreement with the Distributor.

DETERMINATION OF NET ASSET VALUE


     The net asset value per share for each Class is determined as of the close of business (normally 3:00 p.m., Central time, or 4:00 p.m., Eastern time) on days on which the New York Stock Exchange (the "NYSE") is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, net asset value of a Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time.

     A Portfolio may invest in securities that are listed primarily on foreign exchanges that are open and allow trading on days on which the Funds do not determine net asset value. This may significantly affect the net asset value of a Fund's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where Stein Roe deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on Nasdaq are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Board of Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Positions for which there are no such valuations and other assets are valued at fair value as determined in good faith under the direction of the Board of Trustees.


     Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the NYSE. Trading on certain foreign securities markets may not take place on all NYSE business days, and trading on some foreign securities markets takes place on days that are not NYSE business days and on which net asset value is not calculated. The values of these securities used in determining net asset value are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such time and the close of the NYSE which will not be reflected in the computation of the net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Board of Trustees.


     The Trust intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Trust during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

     Due to the relatively high cost of maintaining smaller accounts, the Trust may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share depreciation. An investor will be notified that the value of his account is less than that minimum and allowed at least 60 days to bring the value of the account up to at least $1,000 before the fee is deducted. The Agreement and Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees.

     The Trust reserves the right to suspend or postpone redemptions of Fund shares during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.


SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

     The following special purchase programs/investor services may be changed or eliminated at any time.


     Fundamatic Program (Classes A, B and C only). As a convenience to investors, Class A, B and C shares of the Funds may be purchased through the Colonial Fundamatic Program. Preauthorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $50 are used to purchase Fund shares at the public offering price next determined after the Transfer Agent receives the proceeds from the draft (normally the 5th or 20th of each month, or the next business day thereafter). If your Fundamatic purchase is by electronic funds transfer, you may request the Fundamatic purchase for any day. Further information and application forms are available from FSFs or Intermediaries or from the Distributor.

     Tax-Sheltered Retirement Plans (Classes A, B and C only). The Distributor offers prototype tax-qualified plans, including IRAs and pension and profit-sharing plans for individuals, corporations, employees and the self-employed. The minimum initial investment for a retirement account sponsored by the Distributor is $25. The First National Bank of Boston is the trustee of the Distributor's prototype plans and charges a $10 annual fee. Detailed information concerning these retirement plans and copies of the retirement plans are available from the Distributor.


     Participants in other prototype retirement plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with the Transfer Agent. Participants in prototype plans offered by the Distributor (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to the Transfer Agent. The fee is in addition to any applicable contingent deferred sales charge. The fee will not apply if the participant uses the proceeds to open an IRA Rollover account in any fund, or if the plan maintains an omnibus account.


     Consultation with a competent financial and tax advisor regarding these plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income
Security Act of 1974 or otherwise is recommended.


     Telephone Address Change Services. By calling the Transfer Agent, shareholders, beneficiaries or their FSF or Intermediary of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

     Colonial Cash Connection. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, on Class A, Class B or Class C shares may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES


     Right of Accumulation and Statement of Intent (Class A of Advisor Growth Stock Fund only). Reduced sales charges on Class A shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T, and Z shares of other funds managed by Colonial Management Associates, Inc. or distributed by the Distributor (such funds hereinafter referred to as "Colonial Funds"). The applicable sales charged is based on the combined total of: (1) the current purchase and (2) the value at the public offering price at the close of business on the previous day of all Colonial Funds' Class A shares held by the shareholder (except shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another Colonial Fund other than a money market fund and Class B, C, T and Z shares).


     The Distributor must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by the Transfer Agent. A Colonial Fund may terminate or amend this right of Accumulation.


     Any person may qualify for reduced sales charges on purchase of Class A shares made within a 13-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in the Trust's Funds and Colonial Funds (except shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market Colonial Fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

     During the term of a Statement, the Transfer Agent will hold shares in escrow to secure payment of the higher sales charge applicable to Class A shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or the Fund to sell the amount of the Statement.


     If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the then-current applicable offering price. As a part of this adjustment, the FSF or Intermediary shall return to the Distributor the excess commission previously paid during the 13-month period.

     If the amount of the Statement is not purchased, the shareholder shall remit to the Distributor an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within 20 days after a written request to pay such difference in sales charge, the Transfer Agent will redeem that number of escrowed Class A shares equal to such difference. The additional amount of FSF or Intermediary discount from the applicable offering price shall be remitted to the shareholder's FSF or Intermediary of record.

     Additional information about and the terms of Statements of Intent are available from your FSF or Intermediary or from the Transfer Agent at 1-800-345-6611.


     Reinstatement Privilege. An investor who has redeemed Fund shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same class of that Fund at the net asset value next determined after the Transfer Agent receives a written reinstatement request and payment. Any contingent deferred sales charge paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any contingent deferred sales charge or conversion date. Investors who desire to exercise this privilege should contact their FSF or Intermediary or the Distributor. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.


     Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.


     Privileges of Adviser Employees, FSFs or Intermediaries (Class A of Advisor Growth Stock Fund only). Class A shares may be sold at net asset value to the following individuals whether currently employed or retired: Trustees of funds advised or administered by Stein Roe or an affiliate of Stein Roe; directors, officers and employees of Stein Roe or an affiliate of Stein Roe, including the Transfer Agent and the Distributor; registered representatives and employees of FSFs or Intermediaries (including their affiliates) that are parties to dealer agreements or other sales arrangements with the Distributor; and such persons' families and their beneficial accounts.

     Sponsored Arrangements (Class A of Advisor Growth Stock Fund only). Class A shares may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of Fund shares on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Fund reserves the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.


     Class A shares of Advisor Growth Stock Fund may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisers that have entered into agreements with the Distributor pursuant to which the Fund is included as an investment option in programs involving fee-based compensation arrangements.


     Waiver of Contingent Deferred Sales Charges (Class A of Advisor Young Investor Fund, Class A of Advisor Growth Stock Fund with accounts in excess of $1,000,000, and Classes B and C). Contingent deferred sales charges may be waived on redemptions in the following situations with the proper documentation:


1. Death. Contingent deferred sales charges may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act ("UGMA"), Uniform Transfers to Minors Act ("UTMA") or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the contingent deferred sales charge will be waived on any redemption from the estate account occurring within one year after the death. If the shares are not redeemed within one year of the death, they will remain subject to the applicable contingent deferred sales charge, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable contingent deferred sales charge will be charged.

2. Systematic Withdrawal Plan (SWP). Contingent deferred sales charges may be waived on redemptions occurring pursuant to a monthly, quarterly or semiannual SWP established with the Transfer Agent, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise contingent deferred sales charges will be charged on SWP redemptions until this requirement is met; this requirement does not apply to Class B or C accounts if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under How to Sell Shares-Systematic Withdrawal Plan.

3. Disability. Contingent deferred sales charges may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable contingent deferred sales charge will be charged.

4. Death of a trustee. Contingent deferred sales charges may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable contingent deferred sales charge will be charged upon any subsequent redemption.

5. Returns on excess contributions. Contingent deferred sales charges may be waived on redemptions required to return excess contributions made to retirement plans or IRAs, so long as the FSF or Intermediary agrees to return the applicable portion of any commission paid by the Distributor.


6. Qualified Retirement Plans. Contingent deferred sales charges may be waived on redemptions required to make distributions from qualified retirement plans following (i) normal retirement (as stated in the plan document) or (ii) separation from service. For shares purchased in a prototype 401K plan after Sept. 1, 1997, contingent deferred sales charges will not be waived upon separation from service except if such plan is held in an omnibus account. Contingent deferred sales charges also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in a Fund for at least two years.


     The contingent deferred sales charge also may be waived where the FSF or Intermediary agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL ("REDEEM") SHARES


     Shares may be sold on any day the NYSE is open, either directly to a Fund or through an FSF or Intermediary. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will delay sending proceeds for 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks. To avoid delays in payment, investors are advised to purchase shares unconditionally, such as by certified check or other immediately available funds.

     To sell shares directly to a Fund, send a signed letter of instruction to the Transfer Agent. The sale price is the net asset value next determined (less any applicable contingent deferred sales charge) after the Fund or an FSF or Intermediary receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and IRA holders. Call the Transfer Agent for more information at (800) 345-6611.


     FSFs and Intermediaries must receive requests before the time at which Fund shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.


     Systematic Withdrawal Plan (Class A, B and C shares). If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then-current net asset value of the shareholder's investment in the Fund designated by the shareholder will be paid monthly, quarterly or semiannually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election of the shareholder's investment. Withdrawals from Class B and C shares under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover plan payments, as redemptions from the earliest purchased Fund shares in the shareholder's account. No contingent deferred sales charges apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Code regulation to withdraw more than 12%, on an annual basis, of the value of their Class B or C share account may do so but will be subject to a contingent deferred sales charge ranging from 1% to 5% of the excess over 12%. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all income dividends and other distributions payable in Fund shares rather than in cash.


     A shareholder or its FSF or Intermediary of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.


     Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges.
For this reason, a shareholder may not maintain a plan for the accumulation of shares of a Fund (other than through the reinvestment of dividends) and a SWP at the same time.


     SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.


     A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, the Transfer Agent will not be liable for any payment made in accordance with the provisions of a SWP.

     The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Funds as an expense of all shareholders.


     Shareholders whose positions are held in "street name" by certain FSFs or Intermediaries may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF or Intermediary to determine whether he or she may participate in a SWP.

     Telephone Redemptions. Telephone redemption privileges are described in the Prospectus.


     Non-Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, the Fund may make the payment or a portion of the payment with portfolio securities held by the Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.


HOW TO EXCHANGE SHARES


     With respect to Class A, Class B and Class C shares of Advisor Growth Stock Fund, exchanges at net asset value may be made among shares of the same class of any other fund that is a series of the Trust or of most Colonial Funds. With respect to Class A shares of Advisor Young Investor Fund, for a period of 90 days following the purchase of shares, exchanges at net asset value may be made among Class A shares of Colonial Municipal Money Market Fund or Colonial Government Money Market Fund (or its successor). Thereafter, exchanges at net asset value may be made among Class A shares of any other fund that is a series of the Trust or of most Colonial Funds. For more information on the Colonial Funds, see your FSF or Intermediary or call (800) 345-6611.

     With respect to Class K shares, exchanges at net asset value may be made among shares of Class K of any other fund that is a series of the Trust. Shares may be exchanged on the basis of the net asset value per share at the time of exchange and only one "round-trip" exchange of Class C shares may be made per three-month period, measured from the date of the initial purchase. Before exchanging into another fund, you should obtain the prospectus for the fund in which you wish to invest and read it carefully. Prospectuses of Colonial Funds are available by calling (800) 426-3750. Consult the Transfer Agent before requesting an exchange.

     By calling the Transfer Agent, shareholders or their FSF or Intermediary of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes and/or shareholder activity, shareholders may experience delays in contacting the Transfer Agent by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if a Fund suspends repurchases or postpones payment for Fund shares being exchanged in accordance with federal securities law. The Transfer Agent will also make exchanges upon receipt of a written exchange request. If the shareholder is a corporation, partnership, agent, or surviving joint owner, the Transfer Agent will require customary additional documentation.


     A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

     In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

     An exchange is a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

                    PORTFOLIO TRANSACTIONS


     Stein Roe places the orders for the purchase and sale of portfolio securities and options and futures contracts. Stein Roe's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include Stein Roe's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; Stein Roe's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and Stein Roe's knowledge of actual or apparent operation problems of any broker or dealer. Recognizing the value of these factors, Stein Roe may cause a client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction.

     Stein Roe has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for clients in those cases where Stein Roe has discretion to select the broker or dealer by which the transaction is to be executed. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by Stein Roe. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by Stein Roe's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Stein Roe, and reports are made annually to the Board of Trustees.

     Where more than one broker or dealer is believed to be capable of providing a combination of best net price and execution with respect to a particular portfolio transaction, Stein Roe often selects a broker or dealer that has furnished it with investment research products or services such as: economic, industry or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized data bases; quotation equipment and services; research or analytical computer software and services; or services of economic and other consultants. Such selections are not made pursuant to any agreement or understanding with any of the brokers or dealers. However, Stein Roe does in some instances request a broker to provide a specific research or brokerage product or service which may be proprietary to the broker or produced by a third party and made available by the broker and, in such instances, the broker in agreeing to provide the research or brokerage product or service frequently will indicate to Stein Roe a specific or minimum amount of commissions which it expects to receive by reason of its provision of the product or service. Stein Roe does not agree with any broker to direct such specific or minimum amounts of commissions; however, Stein Roe does maintain an internal procedure to identify those brokers who provide it with research products or services and the value of such products or services, and Stein Roe endeavors to direct sufficient commissions on client transactions (including commissions on transactions in fixed income securities effected on an agency basis and, in the case of transactions for certain types of clients, dealer selling concessions on new issues of securities) to ensure the continued receipt of research products or services Stein Roe believes are useful.

     In a few instances, Stein Roe receives from a broker a product or service which is used by Stein Roe both for investment research and for administrative, marketing, or other non-research or brokerage purposes. In such an instance, Stein Roe makes a good faith effort to determine the relative proportion of its use of such product or service which is for investment research or brokerage, and that portion of the cost of obtaining such product or service may be defrayed through brokerage commissions generated by client transactions, while the remaining portion of the costs of obtaining the product or service is paid by Stein Roe in cash. Stein Roe may also receive research in connection with selling concessions and designations in fixed income offerings.

     The Funds and the Portfolios do not believe they pay brokerage commissions higher than those obtainable from other brokers in return for research or brokerage products or services provided by brokers. Research or brokerage products or services provided by brokers may be used by Stein Roe in servicing any or all of its clients and such research products or services may not necessarily be used by Stein Roe in connection with client accounts which paid commissions to the brokers providing such products or services.

     The table below shows information on brokerage commissions paid by the Portfolios:
                                                         Growth
                                         Growth Stock    Investor
                                         Portfolio       Portfolio
Total amount of brokerage commissions
  paid during the year ended 9/30/98
Amount of commissions paid to brokers
  or dealers who supplied research
  services to Stein Roe
Total dollar amount involved in such
  transactions (000 omitted)
Amount of commissions paid to brokers
  or dealers that were allocated to such
  brokers or dealers by the portfolio
  manager because of research services
  provided to the Portfolio
Total dollar amount involved in such
  transactions (000 omitted)
Total amount of brokerage commissions
  paid from inception to 9/30/97          $178,057      298,009

     The Trust and SR&F Base Trust have arranged for the custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for portfolio securities. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of the Association of the National Association of Securities Dealers.

     During the last fiscal year, the Portfolios held securities issued by one or more of their regular broker-dealers or the parent of such broker-dealers that derive more than 15% of gross revenue from securities-related activities. Such holdings were as follows at Sept. 30, 1998:

                                                    Value of
                                                 Securities Held
Portfolio             Broker-Dealer               (in thousands)
----------------      --------------           ------------------




                 ADDITIONAL INCOME TAX CONSIDERATIONS


     The Funds and Portfolios intend to qualify under Subchapter M of the Internal Revenue Code and to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders.


     Because dividend and capital gains distributions reduce net asset value, a shareholder who purchases shares shortly before a record date will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.


     The Funds expect that less than 100% of their dividends will qualify for the deduction for dividends received by corporate shareholders.

     A Portfolio may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). In addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of PFICs. Capital gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Portfolio holds its investment. In addition, the Portfolio may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, regardless of whether such income and gains are distributed to shareholders.

     In accordance with tax regulations, the Portfolios intend to treat securities of PFICs as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; losses will not be recognized. Such gains will be considered ordinary income which it will be required to distribute even though it has not sold the security and received cash to pay such distributions.


                    INVESTMENT PERFORMANCE


     The Funds may quote certain total return figures from time to time. A "Total Return" on a per class share basis is the amount of dividends distributed per class share plus or minus the change in the net asset value per class share for a period. A "Total Return Percentage" may be calculated by dividing the value of a share of a particular class of shares at the end of a period by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

                                                                n
Average Annual Total Return is computed as follows: ERV = P(1+T)

Where:   P  =  a hypothetical initial payment of $1,000
          T  =  average annual total return
          n  =  number of years
        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period at the end of the period (or fractional portion).

     Each Fund invests all of its net investable assets in a separate series of SR&F Base Trust, which series has the same investment objective and substantially the same investment policies as the respective Fund (each such series hereinafter referred to as a "Portfolio"). Each Fund commenced operations on Feb. 14, 1997 and as of Oct. 15, 1997 designated its outstanding shares as Class K shares. The historical performance of each Fund's Class K shares for the period prior to Feb. 14, 1997 is based on the performance of its respective Portfolio restated to reflect the 12b-1 fees and other expenses as set forth in the Prospectus, without giving effect to any fee reimbursement described therein and assuming reinvestment of dividends and capital gains. Historical performance as restated should not be interpreted as indicative of a Fund's future performance. The average annual returns as of Sept. 30, 1998, were as follows:

                                     1 year   5 years   10 years
Advisor Growth Stock Fund
Class A with sales charge of 5.75%
Class A without sales charge

Class B with applicable CDSC
Class B without applicable CDSC

Class C with sales charge of 1.00%
  and applicable CDSC
Class C without sales charge
  or CDSC

Class K

Advisor Young Investor Fund
Class A with applicable CDSC
Class A without applicable CDSC
Class K

     Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

     A Fund may note its mention or recognition in newspapers, magazines, or other media from time to time. However, the Trust assumes no responsibility for the accuracy of such data.
Newspapers and magazines which might mention the Funds include, but are not limited to, the following:


Architectural Digest
Arizona Republic
Atlanta Constitution
Atlantic Monthly
Associated Press
Barron's
Bloomberg
Boston Globe
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN
Crain's Chicago Business
Consumer Reports
Consumer Digest
Dow Jones Investment Advisor
Dow Jones Newswire
Fee Advisor
Financial Planning
Financial World
Forbes
Fortune
Fund Action
Fund Marketing Alert
Gourmet
Individual Investor
Investment Dealers' Digest
Investment News
Investor's Business Daily
Kiplinger's Personal Finance Magazine
Knight-Ridder
Lipper Analytical Services
Los Angeles Times
Louis Rukeyser's Wall Street
Money
Money on Line
Morningstar
Mutual Fund Market News
Mutual Fund News Service
Mutual Funds Magazine
Newsday
Newsweek
New York Daily News
The New York Times
No-Load Fund Investor
Pension World
Pensions and Investment
Personal Investor
Physicians Financial News
Jane Bryant Quinn (syndicated column)
Reuters
The San Francisco Chronicle
Securities Industry Daily
Smart Money
Smithsonian
Strategic Insight
Street.com
Time
Travel & Leisure
USA Today
U.S. News & World Report
Value Line
The Wall Street Journal
The Washington Post
Working Women
Worth
Your Money


     In advertising and sales literature, a Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Funds. Comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance. All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Trust believes to be generally accurate. A Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation. The performance of the Funds may be compared to the following indexes or averages:


Dow-Jones Industrial Average        New York Stock Exchange
Composite Index
Standard & Poor's 500 Stock Index   American Stock Exchange
Composite Index
Standard & Poor's 400 Industrials   NASDAQ Composite
Wilshire 5000                       NASDAQ Industrials
(These indexes are widely           (These indexes generally
reflect
 recognized indicators of           the performance of stocks
 general U.S. stock market          traded in the indicated
 results.)                          markets.)


     In addition, a Fund may compare its performance to the indicated benchmarks:

Benchmark                            Fund(s)
Lipper Equity Fund Average           Both Funds
Lipper General Equity Fund Average   Both Funds
Lipper Growth Fund Average           Both Funds
Lipper Growth Fund Index             Both Funds
Morningstar All Equity Funds Average Advisor Young Investor Fund
Morningstar Domestic Stock Average   Both Funds
Morningstar Equity Fund Average      Advisor Young Investor Fund
Morningstar General Equity Average   Advisor Young Investor Fund
Morningstar Growth Fund Average      Both Funds
Morningstar Hybrid Fund Average      Advisor Young Investor Fund
Morningstar Total Fund Average       Both Funds
Morningstar U.S. Diversified Average Advisor Young Investor Fund

     Lipper Growth Fund Index reflects the net asset value weighted total return of the largest thirty growth funds and thirty growth and income funds, respectively, as calculated and published by Lipper. The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. A Fund may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify a Fund to a different category or develop (and place it into) a new category, the Fund may compare its performance or ranking with those of other funds in the newly assigned category, as published by the service.

     A Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.


     Of course, past performance is not indicative of future
results.
                       ____________________


     To illustrate the historical returns on various types of financial assets, a Fund may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since
1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:


                Common stocks
                Small company stocks
                Long-term corporate bonds
                Long-term government bonds
                Intermediate-term government bonds
                U.S. Treasury bills
                Consumer Price Index
                _____________________

     Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.


        MASTER FUND/FEEDER FUND: STRUCTURE AND RISK FACTORS

     Each Fund (each a series of the Trust, an open-end management investment company) seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to that of the Fund. The shareholders of each Fund approved this policy of permitting a Fund to act as a feeder fund by investing in a Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of the Funds and the Portfolios. The management fees and expenses of the Funds and the Portfolios are described under Investment Advisory and Other Services. Each feeder Fund bears its proportionate share of the expenses of its master Portfolio.

     Stein Roe has provided investment management services in connection with other mutual funds employing the master fund/feeder fund structure since 1991.

     Each Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Aug. 23, 1993. The Declaration of Trust of Base Trust provides that a Fund and other investors in a Portfolio will be liable for all obligations of that Portfolio that are not satisfied by the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and a Portfolio was unable to meet its obligations. Accordingly, the trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of a Fund's investing in a Portfolio.

     The Declaration of Trust of Base Trust provides that a Portfolio will terminate 120 days after the withdrawal of a Fund or any other investor in the Portfolio, unless the remaining investors vote to agree to continue the business of the Portfolio. The trustees of the Trust may vote a Fund's interests in a Portfolio for such continuation without approval of the Fund's shareholders.

     The common investment objectives of the Funds and the Portfolios are nonfundamental and may be changed without shareholder approval, subject, however, to at least 30 days' advance written notice to a Fund's shareholders.

     The fundamental policies of each Fund and the corresponding fundamental policies of its master Portfolio can be changed only with shareholder approval. If a Fund, as a Portfolio investor, is requested to vote on a change in a fundamental policy of a Portfolio or any other matter pertaining to the Portfolio (other than continuation of the business of the Portfolio after withdrawal of another investor), the Fund will solicit proxies from its shareholders and vote its interest in the Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. A Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors in a Portfolio. If other investors hold a majority interest in a Portfolio, they could have voting control over that Portfolio.

     In the event that a Portfolio's fundamental policies were changed so as to be inconsistent with those of the corresponding Fund, the Board of Trustees of the Trust would consider what action might be taken, including changes to the Fund's fundamental policies, withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. Any of these actions would require the approval of a Fund's shareholders. A Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of a Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect the liquidity of the Fund.

     Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in the Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in the Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of the Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business.

     Base Trust may permit other investment companies and/or other institutional investors to invest in a Portfolio, but members of the general public may not invest directly in the Portfolio.
Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, might incur different administrative fees and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in a Portfolio. Investment by such other investors in a Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of the Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in a Portfolio could result in untimely liquidations of the Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of the Portfolio as a percentage of its net assets. As a result, a Portfolio's security holdings may become less diverse, resulting in increased risk.

     Information regarding other investors in a Portfolio may be obtained by writing to SR&F Base Trust at Suite 3200, One South Wacker Drive, Chicago, IL 60606, or by calling 800-338-2550. Stein Roe may provide administrative or other services to one or more of such investors.


                          APPENDIX-RATINGS

RATINGS IN GENERAL


     A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Stein Roe believes that the quality of debt securities should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.


     The following is a description of the characteristics of ratings of corporate debt securities used by Moody's Investors
Service, Inc. ("Moody's") and Standard & Poor's Corporation
("S&P").

RATINGS BY MOODY'S

Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

RATINGS BY S&P

AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1. This rating is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

PART C. OTHER INFORMATION

ITEM 23. EXHIBITS [Note: As used herein, the term "Registration Statement" refers to the Registration Statement of the Registrant on Form N-1A under the Securities Act of 1933, No. 333-17255. The terms "Pre-Effective Amendment" and "PEA" refer, respectively, to a pre-effective amendment and a post-effective amendment to the Registration Statement.]

(a) Agreement and Declaration of Trust as amended through Dec. 13, 1996. (Exhibit 1 to Pre-Effective Amendment #1.)*

(b)(1) By-Laws of Registrant.  (Exhibit 2 to Registration
       Statement.)*
   (2) Amendment to By-Laws dated Feb. 4, 1998. (Exhibit 2(b) to PEA #8.)*

(c)  None.

(d)  None.

(e)(1) Underwriting agreement between Registrant and Liberty Financial Investments, Inc. dated October 15,
       1997. (Exhibit 6(a) to PEA #7.)*
   (2) Selling agreement.  (Exhibit 6(c) to PEA #2.)*

(f) None.

(g) Custodian contract between Registrant and State Street Bank and Trust Company dated February 13, 1997. (Exhibit 8 to PEA #1.)*

(h)(1) Form of shareholder servicing and transfer agency agreement between Registrant and Colonial Investors Service Center, Inc. (Exhibit 9(e) to PEA #2.)*
   (2) Administrative agreement between Registrant and Stein Roe & Farnham Incorporated dated February 14, 1997. (Exhibit 9(b) to PEA #1.)*
   (3) Accounting and bookkeeping agreement between Registrant and Stein Roe & Farnham Incorporated dated February 14, 1997. (Exhibit 9(c) to PEA #1.)*
   (4) Sub-transfer agent agreement between SteinRoe Services Inc. and Colonial Investors Service Center, Inc. as amended through April 30, 1998.

(i)(1) Opinion and consent of Bell, Boyd & Lloyd relating to
       Stein Roe Advisor Growth & Income Fund, Stein Roe Advisor International Fund, Stein Roe Advisor Young Investor Fund, Stein Roe Advisor Special Venture Fund, Stein Roe Advisor Balanced Fund, Stein Roe Advisor Growth Stock Fund, and Stein Roe Advisor Special Fund. (Exhibit 10 to Pre-Effective Amendment #1.)*
   (2) Opinion and consent of Bell, Boyd & Lloyd with respect to Stein Roe Advisor High-Yield Municipals Fund, Stein Roe Advisor Intermediate Bond Fund, and Stein Roe Advisor Income Fund. (Exhibit 10(b) to PEA #5.)*

(j) None.

(k) None.

(l) Inapplicable.

(m) Amended 12b-1 plan.  (Exhibit 15(b) to PEA #7.)*

(n) Financial Data Schedules:
   (1) Stein Roe Advisor Growth & Income Fund, Class K
   (2) Stein Roe Advisor International Fund, Class K
   (3) Stein Roe Advisor Young Investor Fund, Class A
   (4) Stein Roe Advisor Young Investor Fund, Class K
   (5) Stein Roe Advisor Special Venture Fund, Class K
   (6) Stein Roe Advisor Balanced Fund, Class K
   (7) Stein Roe Advisor Growth Stock Fund, Class A
   (8) Stein Roe Advisor Growth Stock Fund, Class B
   (9) Stein Roe Advisor Growth Stock Fund, Class C
  (10) Stein Roe Advisor Growth Stock Fund, Class K
  (11) Stein Roe Advisor Special Fund, Class K
  (12) Stein Roe Advisor Intermediate Bond Fund, Class K
  (13) Stein Roe Advisor Income Fund, Class K
  (14) Stein Roe Advisor High-Yield Municipals Fund, Class K

(o) Amended rule 18f-3 plan.  (Exhibit 18 to PEA #7).*
-----------
*Incorporated by reference.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
          REGISTRANT.

The Registrant does not consider that it is directly or indirectly controlling, controlled by, or under common control with other persons within the meaning of this Item. See "Investment Advisory Services," "Management," and "Transfer Agent" in the Statement of Additional Information, each of which is incorporated herein by reference.

ITEM 25.  INDEMNIFICATION.

Article VIII of the Agreement and Declaration of Trust of Registrant (Exhibit 1), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including persons who serve or have served at Registrant's request as directors, officers, or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article VIII shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Unless otherwise permitted under the 1940 Act,

     (i) Article VIII does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

     (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, indemnification is permitted under Article VIII if (a) approved as in the best interest of the Registrant, after notice that it involves such indemnification, by at least a majority of the Trustees who are disinterested persons are not "interested persons" as defined in Section 2(a)(19) of the 1940 Act ("disinterested trustees"), upon determination, based upon a review of readily available facts (but not a full trial-type inquiry) that such Covered Person is not liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office or (b) there has been obtained a opinion in writing of independent legal counsel, based upon a review of readily available facts (but not a full trial-type inquiry) to the effect that such indemnification would not protect such Covered Person against any liability to the Trust to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; and

     (iii) Registrant will not advance expenses, including counsel fees(but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), incurred by a Covered Person unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance if it is ultimately determined that indemnification of such expenses is not authorized by Article VII and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of such Covered Person's failure to fulfill his undertaking, or (c) a majority of the disinterested trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article VIII does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article VIII as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article VIII also provides that its indemnification provisions are not exclusive.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The Adviser is a wholly owned subsidiary of SteinRoe Services Inc. ("SSI"), which in turn is a wholly owned subsidiary of Liberty Financial Companies, Inc., which is a majority owned subsidiary of Liberty CORPORATION HOLDINGS, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company. The Adviser acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of officers and directors of the Adviser, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the statement of additional information (part B) entitled "Investment Advisory Services."

Certain directors and officers of the Adviser also serve and have during the past two years served in various capacities as officers, directors, or trustees of SSI and of the Registrant, and other investment companies managed by the Adviser. (The listed entities are located at One South Wacker Drive, Chicago, Illinois 60606, except for SteinRoe Variable Investment Trust and Liberty Variable Investment Trust, which are located at Federal Reserve Plaza, Boston, MA 02210 and LFC Utilities Trust, which is located at One Financial Center, Boston, MA 02111.) A list of such capacities is given below.

                                                  POSITION FORMERLY
                                                    HELD WITHIN
                      CURRENT POSITION              PAST TWO YEARS
                      -------------------           --------------
STEINROE SERVICES INC.
Gary A. Anetsberger   Vice President
Kenneth J. Kozanda    Vice President; Treasurer
Kenneth R. Leibler    Director
C. Allen Merritt, Jr. Director; Vice President
Heidi J. Walter       Vice President; Secretary
Hans P. Ziegler       Director; President; Chairman

SR&F BASE TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Thomas W. Butch       President                     Executive V-P;
                                                    Trustee
Kevin M. Carome       Vice-President; Asst. Secy.
Loren A. Hansen       Executive Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE INCOME TRUST; STEIN ROE INSTITUTIONAL TRUST; AND
STEIN ROE TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Thomas W. Butch       President                     Exec. V-P;
                                                    V-P; Trustee
Kevin M. Carome       Vice-President; Asst. Secy.
Loren A. Hansen       Executive Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Steven P. Luetger                                   Vice-President
Lynn C. Maddox        Vice-President
Jane M. Naeseth       Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
David P. Brady        Vice-President
Thomas W. Butch       President                     Exec. V-P;
                                                    V-P; Trustee
Daniel K. Cantor      Vice-President
Kevin M. Carome       Vice-President; Asst. Secy.
E. Bruce Dunn                                       Vice-President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
James P. Haynie       Vice-President
Harvey B. Hirschhorn  Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Arthur J. McQueen     Vice-President
Gita R. Rao           Vice-President
Michael E. Rega       Vice-President
M. Gerard Sandel      Vice-President
Gloria J. Santella    Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE ADVISOR TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
David P. Brady        Vice-President
Thomas W. Butch       President                     Exec. V-P;
                                                    V-P; Trustee
Daniel K. Cantor      Vice-President
Kevin M. Carome       Vice-President; Asst. Secy.
E. Bruce Dunn                                       Vice-President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
James P. Haynie       Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Arthur J. McQueen     Vice-President
Maureen G. Newman     Vice-President
Gita R. Rao           Vice-President
Michael E. Rega       Vice-President
M. Gerard Sandel      Vice-President
Gloria J. Santella    Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEIN ROE MUNICIPAL TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Thomas W. Butch       President                     Exec. V-P;
                                                    V-P; Trustee
Kevin M. Carome       Vice-President; Asst. Secy.
Joanne T. Costopoulos Vice-President
Loren A. Hansen       Executive Vice-President
Brian M. Hartford     Vice-President
William C. Loring     Vice-President
Lynn C. Maddox        Vice-President
Maureen G. Newman     Vice-President
Veronica M. Wallace   Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler       Executive Vice-President

STEINROE VARIABLE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior Vice-President         Treasurer
Thomas W. Butch       President
Kevin M. Carome       Vice-President; Asst. Secretary
E. Bruce Dunn                                       Vice President
William M. Garrison   Vice President
Erik P. Gustafson     Vice President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice President
Michael T. Kennedy                                  Vice President
Jane M. Naeseth       Vice President
Steven M. Salopek     Vice President
William M. Wadden IV  Vice President
Heidi J. Walter       Vice President
Hans P. Ziegler       Executive Vice-President

STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior Vice-President
Thomas W. Butch       President; Manager
Kevin M. Carome       Vice-President; Asst. Secretary
Loren A. Hansen       Executive Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler                                     Executive V-P

STEIN ROE FLOATING RATE INCOME TRUST; STEIN ROE INSTITUTIONAL
FLOATING RATE INCOME TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Senior Vice-President
Thomas W. Butch       President; Trustee
Kevin M. Carome       Vice-President; Asst. Secretary
Brian W. Good         Vice-President
James R. Fellows      Vice-President
Loren A. Hansen       Executive Vice-President
Heidi J. Walter       Vice-President; Secretary
Hans P. Ziegler                                     Executive V-P

LFC UTILITIES TRUST
Gary A. Anetsberger   Vice President
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President

LIBERTY VARIABLE INVESTMENT TRUST
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President
Kevin M. Carome       Vice President

ITEM 27.  PRINCIPAL UNDERWRITERS.

Registrant's principal underwriter, Liberty Funds Distributor, Inc., a subsidiary of Colonial Management Associates, Inc., also acts in the same capacity to Colonial Trust I, Colonial Trust II, Colonial Trust III, Colonial Trust IV, Colonial Trust V, Colonial Trust VI, Colonial Trust VII, Stein Roe Investment Trust, Stein Roe Income Trust, Stein Roe Municipal Trust, Stein Roe Institutional Trust and Stein Roe Trust; and sponsor for Colony Growth Plans (public offering of which was discontinued on June 14, 197l).
The table below lists each director or officer of Liberty Funds
Distributor, Inc.

                          Position and Offices      Positions and
Name and Principal        with Principal            Offices with
 Business Address*        Underwriter               Registrant
--------------------      ---------------------     ---------------
Anderson, Judith          Vice President                None
Anetsberger, Gary A.      Senior Vice President       Senior V-P
Babbitt, Debra            VP & Compliance Officer       None
Ballou, Rich              Vice President                None
Balzano, Christine R.     Vice President                None
Bartlett, John            Managing Director             None
Blumenfeld, Alex          Vice President                None
Brown, Beth               Vice President                None
Burtman, Tracy            Vice President                None
Butch, Thomas W.          Senior Vice President      Pres., Trustee
Campbell, Patrick         Vice President                None
Chrzanowski, Daniel       Vice President                None
Claiborne, Douglas        Vice President                None
Clapp, Elizabeth A.       Senior Vice President         None
Conlin, Nancy L.          Director, Clerk               None
Davey, Cynthia            Sr. Vice President            None
Desilets, Marian          Vice President                None
Devaney, James            Vice President                None
DiMaio, Steve             Vice President                None
Downey, Christopher       Vice President                None
Emerson, Kim P.           Vice President                None
Erickson, Cynthia G.      Senior Vice President         None
Evans, C. Frazier         Managing Director             None
Feldman, David            Senior Vice President         None
Fifield, Robert           Vice President                None
Gauger, Richard           Vice President                None
Gerokoulis, Stephen A.    Senior Vice President         None
Gibson, Stephen E.        Director, Chairman of Board   None
Goldberg, Matthew         Vice President                None
Geunard, Brian            Vice President                None
Harrington, Tom           Sr. Vice President            None
Harris, Carla L.          Vice President                None
Hodgkins, Joseph          Sr. Vice President            None
Hussey, Robert            Senior Vice President         None
Iudice, Jr., Philip       Treasurer and CFO             None
Jones, Cynthia            Vice President                None
Jones, Jonathan           Vice President                None
Karagiannis, Marilyn      Managing Director             None
Kelley, Terry M.          Vice President                None
Kelson, David W.          Senior Vice President         None
Libutti, Chris            Vice President                None
McCombe, Gregory          Senior Vice President         None
McKenzie, Mary            Vice President                None
Menchin, Catherine        Vice President                None
Miller, Anthony           Vice President                None
Moberly, Ann R.           Senior Vice President         None
Morner, Patrick           Vice President                None
Morse, Jonathan           Vice President                None
O'Shea, Kevin             Managing Director             None
Piken, Keith              Vice President                None
Pollard, Brian S.         Vice President                None
Predmore, Tracy           Vice President                None
Quirk, Frank              Vice President                None
Reed, Christopher B.      Senior Vice President         None
Riegel, Joyce B.          Vice President                None
Robb, Douglas             Vice President                None
Sandberg, Travis          Vice President                None
Scarlott, Rebecca         Vice President                None
Schulman, David           Vice President                None
Scoon, Davey              Director                      None
Scott, Michael W.         Senior Vice President         None
Sideropoulos, Lou         Vice President                None
Smith, Darren             Vice President                None
Studer, Eric              Vice President                None
Sutton, R. Andrew         Vice President                None
Tambone, James            Chief Executive Officer       None
Tasiopoulos, Lou          President                     None
Tuttle, Brian             Vice President                None
Van Etten, Keith          Vice President                None
Villanova, Paul           Vice President                None
Wallace, John             Vice President                None
Walter, Heidi J.          Vice President             V-P & Secy.
Wess, Valerie             Vice President                None
Young, Deborah            Vice President                None
---------
* The address of Ms. Harris, Ms. Riegel, Ms. Walter, and Messrs. Anetsberger, Butch and Pollard is One South Wacker Drive, Chicago, IL 60606. The address of each other director and officer is One Financial Center, Boston, MA 02111.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One South Wacker Drive, Chicago, Illinois 60606. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent or custodian.

ITEM 29.  MANAGEMENT SERVICES.
None.

ITEM 30.  UNDERTAKINGS.
None.

                             SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 2nd day of December, 1998.

                                   STEIN ROE ADVISOR TRUST

                                   By   THOMAS W. BUTCH
                                        Thomas W. Butch
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature*                     Title                     Date
------------------------    ---------------------   --------------
THOMAS W. BUTCH             President               Dec. 2, 1998
Thomas W. Butch
Principal Executive Officer

GARY A. ANETSBERGER         Senior Vice-President   Dec. 2, 1998
Gary A. Anetsberger
Principal Financial Officer

SHARON R. ROBERTSON         Controller              Dec. 2, 1998
Sharon R. Robertson
Principal Accounting Officer

JOHN A. BACON JR.           Trustee                 Dec. 2, 1998
John A. Bacon Jr.

WILLIAM W. BOYD             Trustee                 Dec. 2, 1998
William W. Boyd

LINDSAY COOK                Trustee                 Dec. 2, 1998
Lindsay Cook

DOUGLAS A. HACKER           Trustee                 Dec. 2, 1998
Douglas A. Hacker

JANET LANGFORD KELLY        Trustee                 Dec. 2, 1998
Janet Langford Kelly

CHARLES R. NELSON           Trustee                 Dec. 2, 1998
Charles R. Nelson

THOMAS C. THEOBALD          Trustee                 Dec. 2, 1998
Thomas C. Theobald

*This Registration Statement has also been signed by the above persons in their capacities as trustees and officers of SR&F Base
Trust

                       STEIN ROE ADVISOR TRUST
              INDEX TO EXHIBITS FILED WITH THIS AMENDMENT

Exhibit
Number   Description
-------  -------------

(n) Financial Data Schedules:
   (1) Stein Roe Advisor Growth & Income Fund, Class K
   (2) Stein Roe Advisor International Fund, Class K
   (3) Stein Roe Advisor Young Investor Fund, Class A
   (4) Stein Roe Advisor Young Investor Fund, Class K
   (5) Stein Roe Advisor Special Venture Fund, Class K
   (6) Stein Roe Advisor Balanced Fund, Class K
   (7) Stein Roe Advisor Growth Stock Fund, Class A
   (8) Stein Roe Advisor Growth Stock Fund, Class B
   (9) Stein Roe Advisor Growth Stock Fund, Class C
  (10) Stein Roe Advisor Growth Stock Fund, Class K
  (11) Stein Roe Advisor Special Fund, Class K
  (12) Stein Roe Advisor Intermediate Bond Fund, Class K
  (13) Stein Roe Advisor Income Fund, Class K
  (14) Stein Roe Advisor High-Yield Municipals Fund, Class K